GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Australia – 0.1%
28,200	AngloGold Ashanti Ltd. (Materials)	$ 687,203

Brazil – 3.7%
713,208	Ambev SA (Consumer Staples)	2,006,546
646,409	B3 SA – Brasil Bolsa Balcao (Financials)	1,681,050
430,438	Banco Bradesco SA (Financials)	1,115,194
98,260	Banco do Brasil SA (Financials)	856,003
69,330	Banco Santander Brasil SA (Financials)	387,129
585,317	BB Seguridade Participacoes SA (Financials)	3,534,598
202,938	CCR SA (Industrials)	537,666
129,682	Centrais Eletricas Brasileiras SA (Utilities)	893,765
100,409	CPFL Energia SA (Utilities)	593,605
51,348	Energisa SA (Utilities)	441,509
82,026	Engie Brasil Energia SA (Utilities)	673,100
298,301	Equatorial Energia SA (Utilities)	1,639,465
51,409	Hypera SA (Health Care)	409,714
90,254	Klabin SA (Materials)	369,693
142,594	Lojas Renner SA (Consumer Discretionary)	541,489
183,107	Natura & Co. Holding SA (Consumer Staples)*	496,565
527,025	Petroleo Brasileiro SA (Energy)	3,005,603
81,217	PRIO SA (Energy)*	542,144
594,732	Raia Drogasil SA (Consumer Staples)	3,289,552
144,817	Suzano SA (Materials)	1,266,113
215,470	Telefonica Brasil SA (Communication Services)	1,682,735
292,144	TIM SA (Communication Services)	796,253
509,262	Vale SA (Materials)	6,344,522
142,931	Vibra Energia SA (Consumer Discretionary)	449,005
252,875	WEG SA (Industrials)	1,856,856

		35,409,874

Chile – 0.5%
981,009	Cencosud SA (Consumer Staples)	1,843,379
197,692	Cia Cervecerias Unidas SA (Consumer Staples)	1,444,629
247,234	Empresas CMPC SA (Materials)	420,541
87,626	Empresas Copec SA (Energy)	629,563
6,452,716	Enel Americas SA (Utilities)*	827,674

		5,165,786

Shares	Description	Value

Common Stocks – (continued)
China – 31.9%
207,200	360 Security Technology, Inc., Class A (Information Technology)	$ 405,630
391,045	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,791,197
1,221,169	3SBio, Inc. (Health Care)(a)	1,235,482
2,901,346	Agricultural Bank of China Ltd., Class A (Financials)	1,433,206
4,552,020	Agricultural Bank of China Ltd., Class H (Financials)	1,715,385
103,162	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	387,990
485,228	Air China Ltd., Class H (Industrials)*	368,806
21,168	Airtac International Group (Industrials)	683,383
87,822	Akeso, Inc., Class B (Health Care)*(a)(b)	391,529
1,821,574	Alibaba Group Holding Ltd. (Consumer Discretionary)*	18,126,735
656,138	Alibaba Health Information Technology Ltd. (Consumer Staples)*	388,909
1,339,976	Aluminum Corp. of China Ltd., Class H (Materials)	592,255
30,235	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	380,897
67,479	Anhui Conch Cement Co. Ltd., Class A (Materials)	237,310
71,324	Anhui Conch Cement Co. Ltd., Class H (Materials)	189,511
182,191	ANTA Sports Products Ltd. (Consumer Discretionary)	1,860,719
17,087	Autohome, Inc. ADR (Communication Services)	489,030
604,411	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	327,406
173,434	Baidu, Inc., Class A (Communication Services)*	2,645,294
1,945,928	Bank of Beijing Co. Ltd., Class A (Financials)	1,291,678
397,432	Bank of Changsha Co. Ltd., Class A (Financials)	447,305
3,121,342	Bank of China Ltd., Class A (Financials)	1,708,332
9,649,693	Bank of China Ltd., Class H (Financials)	3,784,314
2,064,534	Bank of Communications Co. Ltd., Class A (Financials)	1,694,901

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,546,360	Bank of Communications Co. Ltd., Class H (Financials)	$ 1,642,656
206,704	Bank of Hangzhou Co. Ltd., Class A (Financials)	336,781
1,407,402	Bank of Jiangsu Co. Ltd., Class A (Financials)*	1,465,509
649,864	Bank of Nanjing Co. Ltd., Class A (Financials)	769,717
1,065,268	Bank of Shanghai Co. Ltd., Class A (Financials)	922,381
366,520	Bank of Suzhou Co. Ltd., Class A (Financials)	349,762
487,206	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	402,028
1,470,422	BBMG Corp., Class A (Materials)	449,847
40,092	BeiGene Ltd. (Health Care)*	682,177
522,198	Beijing Capital International Airport Co. Ltd., Class H (Industrials)*	364,219
325,113	Beijing Enterprises Holdings Ltd. (Utilities)	1,256,305
6,782	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)*	411,157
49,406	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)*	644,806
199,858	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	324,224
503,200	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	407,458
66,511	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)*	822,217
47,240	BOC Aviation Ltd. (Industrials)(a)	347,289
1,113,218	BOE Technology Group Co. Ltd., Class A (Information Technology)*	620,208
2,169,677	Bosideng International Holdings Ltd. (Consumer Discretionary)	900,770
13,323	BYD Co. Ltd., Class A (Consumer Discretionary)	474,264
60,351	BYD Co. Ltd., Class H (Consumer Discretionary)	1,822,499
122,216	BYD Electronic International Co. Ltd. (Information Technology)	355,958
178,193	By-health Co. Ltd., Class A (Consumer Staples)	568,653

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
145,262	C&D International Investment Group Ltd. (Real Estate)*	$ 365,185
387,744	Caitong Securities Co. Ltd., Class A (Financials)	407,017
100,826	Canmax Technologies Co. Ltd., Class A (Materials)	473,440
4,034,475	CGN Power Co. Ltd., Class H (Utilities)(a)	968,903
13,199	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	295,254
429,716	Changjiang Securities Co. Ltd., Class A (Financials)	362,429
56,561	Chengxin Lithium Group Co. Ltd., Class A (Materials)	239,871
4,019,015	China Cinda Asset Management Co. Ltd., Class H (Financials)	446,657
2,882,458	China CITIC Bank Corp. Ltd., Class H (Financials)	1,517,035
1,235,951	China Communications Services Corp. Ltd., Class H (Industrials)	587,326
1,243,713	China Construction Bank Corp., Class A (Financials)	1,117,034
11,937,470	China Construction Bank Corp., Class H (Financials)	7,639,859
1,341,824	China Everbright Bank Co. Ltd., Class A (Financials)	593,161
2,643,894	China Everbright Bank Co. Ltd., Class H (Financials)*	813,948
1,644,834	China Feihe Ltd. (Consumer Staples)(a)	956,024
311,618	China Galaxy Securities Co. Ltd., Class A (Financials)	496,784
1,129,021	China Galaxy Securities Co. Ltd., Class H (Financials)	608,625
72,600	China Life Insurance Co. Ltd., Class A (Financials)	380,432
625,929	China Life Insurance Co. Ltd., Class H (Financials)	1,057,041
1,255,465	China Medical System Holdings Ltd. (Health Care)	1,764,138
571,820	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	2,220,589
213,830	China Merchants Bank Co. Ltd., Class A (Financials)	969,254

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
414,166	China Merchants Bank Co. Ltd., Class H (Financials)	$ 1,925,800
313,130	China Merchants Port Holdings Co. Ltd. (Industrials)	454,400
185,296	China Merchants Securities Co. Ltd., Class A (Financials)	361,709
289,295	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	514,786
1,835,357	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,019,958
3,114,703	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,233,428
71,000	China National Medicines Corp. Ltd., Class A (Health Care)	398,552
415,345	China National Nuclear Power Co. Ltd., Class A (Utilities)	410,344
34,382	China National Software & Service Co. Ltd., Class A (Information Technology)	293,022
61,592	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	206,234
305,269	China Oilfield Services Ltd., Class H (Energy)	311,187
131,700	China Pacific Insurance Group Co. Ltd., Class A (Financials)	514,727
191,990	China Pacific Insurance Group Co. Ltd., Class H (Financials)	485,601
1,859,414	China Petroleum & Chemical Corp., Class A (Energy)	1,659,585
4,104,864	China Petroleum & Chemical Corp., Class H (Energy)	2,585,122
614,704	China Railway Group Ltd., Class A (Industrials)	680,627
971,955	China Railway Group Ltd., Class H (Industrials)	640,665
616,292	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	515,465
179,956	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,135,608
131,066	China Resources Land Ltd. (Real Estate)	490,561
793,856	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	761,583

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
107,248	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	$ 983,109
168,899	China Shenhua Energy Co. Ltd., Class A (Energy)	669,120
687,894	China Shenhua Energy Co. Ltd., Class H (Energy)	2,174,864
1,012,237	China State Construction Engineering Corp. Ltd., Class A (Industrials)	838,109
314,314	China Taiping Insurance Holdings Co. Ltd. (Financials)	327,634
606,800	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	462,394
12,131,116	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,332,707
1,603,981	China Traditional Chinese Medicine Holdings Co. Ltd. (Health Care)	772,460
1,849,979	China United Network Communications Ltd., Class A (Communication Services)	1,277,316
258,527	China Yangtze Power Co. Ltd., Class A (Utilities)	816,672
2,107,227	China Zheshang Bank Co. Ltd., Class A (Financials)	848,711
65,708	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	822,618
785,539	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	435,443
49,846	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	491,689
234,894	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	415,882
1,447,908	CITIC Ltd. (Industrials)	1,672,033
148,582	CITIC Securities Co. Ltd., Class A (Financials)	418,068
223,736	CITIC Securities Co. Ltd., Class H (Financials)	412,132
157,392	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)*	247,161
276,598	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	405,243
615,895	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	542,864

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,531,127	Country Garden Holdings Co. Ltd. (Real Estate)(b)	$ 281,650
764,485	CRRC Corp. Ltd., Class A (Industrials)	755,280
2,120,676	CRRC Corp. Ltd., Class H (Industrials)	1,313,867
2,323,798	CSPC Pharmaceutical Group Ltd. (Health Care)	2,024,501
247,484	Daan Gene Co. Ltd., Class A (Health Care)*	425,104
1,382,466	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	460,925
436,290	Daqin Railway Co. Ltd., Class A (Industrials)	467,773
13,562	Daqo New Energy Corp. ADR (Information Technology)*	487,554
81,882	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	374,029
461,831	DHC Software Co. Ltd., Class A (Information Technology)	477,658
115,296	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	798,810
909,349	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	393,791
342,046	Dongxing Securities Co. Ltd., Class A (Financials)	393,129
302,657	Dongyue Group Ltd. (Materials)	264,836
144,674	East Buy Holding Ltd. (Consumer Discretionary)*(a)(b)	536,873
84,617	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	822,207
36,306	ENN Energy Holdings Ltd. (Utilities)	422,041
186,958	ENN Natural Gas Co. Ltd., Class A (Utilities)	507,944
434,819	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	385,649
479,549	Far East Horizon Ltd. (Financials)	401,858
407,500	Founder Securities Co. Ltd., Class A (Financials)	399,162
268,734	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	680,716
66,297	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	301,815
11,857	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	931,598

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
363,734	Geely Automobile Holdings Ltd. (Consumer Discretionary)	$ 423,290
127,578	GF Securities Co. Ltd., Class A (Financials)	266,765
162,000	Giant Network Group Co. Ltd., Class A (Communication Services)	473,783
79,947	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	370,015
55,100	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	357,549
169,404	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	853,463
293,731	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	413,444
80,914	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	784,976
65,586	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	376,352
266,767	Guosen Securities Co. Ltd., Class A (Financials)	344,793
192,337	Guotai Junan Securities Co. Ltd., Class A (Financials)	399,476
407,497	Guoyuan Securities Co. Ltd., Class A (Financials)	383,147
12,826	H World Group Ltd. ADR (Consumer Discretionary)*	469,688
681,129	Haidilao International Holding Ltd. (Consumer Discretionary)*(a)	1,433,910
231,201	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	696,932
459,454	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	1,317,631
142,583	Haitian International Holdings Ltd. (Industrials)	323,843
290,630	Haitong Securities Co. Ltd., Class A (Financials)	383,792
549,593	Haitong Securities Co. Ltd., Class H (Financials)	365,073
234,600	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	277,538
80,340	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	263,373

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
137,573	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	$ 227,758
220,242	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	413,236
108,723	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	375,033
79,710	Hengan International Group Co. Ltd. (Consumer Staples)	339,072
1,301,980	Hesteel Co. Ltd., Class A (Materials)	418,414
52,357	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	1,181,776
643,954	Huadian Power International Corp. Ltd., Class A (Utilities)	644,334
120,584	Huadong Medicine Co. Ltd., Class A (Health Care)	658,949
202,525	Huatai Securities Co. Ltd., Class A (Financials)	384,541
352,829	Huatai Securities Co. Ltd., Class H (Financials)(a)	441,248
328,156	Huaxi Securities Co. Ltd., Class A (Financials)	382,230
1,419,877	Huaxia Bank Co. Ltd., Class A (Financials)	1,151,715
183,526	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	449,685
154,600	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)*	687,974
97,642	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	293,099
69,616	Hygeia Healthcare Holdings Co. Ltd. (Health Care)*(a)	409,519
1,950,748	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,322,253
6,634,568	Industrial & Commercial Bank of China Ltd., Class H (Financials)	3,551,093
443,824	Industrial Bank Co. Ltd., Class A (Financials)	1,031,425
107,754	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	435,655
96,276	Innovent Biologics, Inc. (Health Care)*(a)	451,356
136,104	iQIYI, Inc. ADR (Communication Services)*	552,582
101,935	Jafron Biomedical Co. Ltd., Class A (Health Care)	395,249

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
56,596	JD Health International, Inc. (Consumer Staples)*(a)	$ 348,834
219,988	JD.com, Inc., Class A (Consumer Discretionary)	3,538,018
438,404	Jiangsu Expressway Co. Ltd., Class H (Industrials)	423,941
265,376	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	1,696,354
39,632	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	632,873
196,675	Jiangxi Copper Co. Ltd., Class A (Materials)	510,608
339,497	Jiangxi Copper Co. Ltd., Class H (Materials)	510,877
26,435	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	351,351
455,978	Jiumaojiu International Holdings Ltd. (Consumer Discretionary)(a)	780,520
232,332	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	447,658
330,387	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	752,039
16,560	JOYY, Inc. ADR (Communication Services)	410,688
314,031	Kingboard Holdings Ltd. (Information Technology)	846,429
103,800	Kingsoft Corp. Ltd. (Communication Services)*	377,238
221,693	Kuaishou Technology (Communication Services)*(a)	1,500,939
65,000	Kunlun Tech Co. Ltd., Class A (Communication Services)	523,317
10,153	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	2,320,893
2,354,771	Lenovo Group Ltd. (Information Technology)	2,213,919
274,613	Li Ning Co. Ltd. (Consumer Discretionary)	1,473,349
1,604,167	Liaoning Port Co. Ltd., Class A (Industrials)	353,440
277,436	Longfor Group Holdings Ltd. (Real Estate)(a)	533,732
16,405	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	469,717
461,489	Meituan, Class B (Consumer Discretionary)*(a)	6,496,482

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,163,496	Metallurgical Corp. of China Ltd., Class A (Industrials)	$ 658,016
24,118	MINISO Group Holding Ltd. ADR (Consumer Discretionary)	366,594
44,730	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	251,401
211,476	NetEase, Inc. (Communication Services)	3,582,118
80,141	New China Life Insurance Co. Ltd., Class A (Financials)	413,762
174,384	New China Life Insurance Co. Ltd., Class H (Financials)	451,094
270,314	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)*	1,032,464
336,424	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	1,804,977
748,192	Offshore Oil Engineering Co. Ltd., Class A (Energy)	644,685
56,248	PDD Holdings, Inc. ADR (Consumer Discretionary)*	3,674,119
540,023	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	463,799
2,442,976	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	923,733
2,777,930	PetroChina Co. Ltd., Class A (Energy)	2,923,809
4,682,489	PetroChina Co. Ltd., Class H (Energy)	3,026,653
1,873,960	PICC Property & Casualty Co. Ltd., Class H (Financials)	2,233,455
211,507	Ping An Bank Co. Ltd., Class A (Financials)	344,310
126,132	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	831,935
622,877	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	3,954,522
1,428,184	Postal Savings Bank of China Co. Ltd., Class A (Financials)	1,030,181
1,376,705	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	865,249
228,104	Power Construction Corp. of China Ltd., Class A (Industrials)	212,233
60,914	Qifu Technology, Inc. ADR (Financials)	837,568
277,096	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	730,674

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
207,867	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	$ 391,475
34,224	Sangfor Technologies, Inc., Class A (Information Technology)	598,481
477,900	SDIC Capital Co. Ltd., Class A (Financials)	495,619
217,100	SDIC Power Holdings Co. Ltd., Class A (Utilities)	401,856
181,429	Seazen Holdings Co. Ltd., Class A (Real Estate)*	355,943
22,280	SG Micro Corp., Class A (Information Technology)	339,056
134,279	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	315,826
194,997	Shandong Buchang Pharmaceuticals Co. Ltd., Class A (Health Care)	620,363
181,778	Shandong Gold Mining Co. Ltd., Class A (Materials)	644,123
225,492	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	333,561
1,055,200	Shanghai Construction Group Co. Ltd., Class A (Industrials)	390,935
640,566	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	434,188
97,452	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	262,046
693,298	Shanghai International Port Group Co. Ltd., Class A (Industrials)	512,740
186,383	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	342,645
207,708	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	683,538
1,035,892	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	1,068,484
449,223	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	423,641
495,008	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	409,855
330,710	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	329,977
481,939	Shanxi Securities Co. Ltd., Class A (Financials)	393,624
834,876	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	466,306

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
28,441	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	$ 837,488
161,028	Shengyi Technology Co. Ltd., Class A (Information Technology)	344,844
706,669	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	468,085
411,200	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	398,747
325,576	Shenzhen International Holdings Ltd. (Industrials)	258,273
53,804	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	292,434
15,545	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	655,718
708,693	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	472,409
74,018	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	364,284
214,873	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	863,919
459,262	Shimao Group Holdings Ltd. (Real Estate)*(b)(c)	129,655
176,866	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	369,826
209,331	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	909,790
250,255	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	533,817
78,714	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	644,112
64,469	Silergy Corp. (Information Technology)	840,284
223,500	Sinoma International Engineering Co., Class A (Industrials)	417,153
869,700	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	383,235
253,698	Sinopharm Group Co. Ltd., Class H (Health Care)	831,265
380,230	SooChow Securities Co. Ltd., Class A (Financials)	383,656
623,927	Southwest Securities Co. Ltd., Class A (Financials)	325,719
36,247	Sunny Optical Technology Group Co. Ltd. (Information Technology)	340,789

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
108,219	TAL Education Group ADR (Consumer Discretionary)*	$ 587,629
313,123	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	338,794
65,501	TBEA Co. Ltd., Class A (Industrials)	205,627
683,085	TCL Technology Group Corp., Class A (Consumer Discretionary)	370,023
758,343	Tencent Holdings Ltd. (Communication Services)	30,088,632
137,243	Tencent Music Entertainment Group ADR (Communication Services)*	952,466
274,026	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	371,864
60,900	Tianqi Lithium Corp., Class A (Materials)*	614,829
1,125,383	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,687,733
75,827	Tongwei Co. Ltd., Class A (Information Technology)	363,077
2,048,675	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,591,153
27,190	Trip.com Group Ltd. ADR (Consumer Discretionary)*	858,660
56,888	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	489,797
1,338,040	Uni-President China Holdings Ltd. (Consumer Staples)*	1,162,287
185,339	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	2,654,054
1,820,841	Want Want China Holdings Ltd. (Consumer Staples)	1,218,817
389,742	Western Securities Co. Ltd., Class A (Financials)	354,420
1,814,900	Wintime Energy Group Co. Ltd. (Utilities)*	379,494
916,065	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	662,064
28,889	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	653,446
88,596	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	453,265
521,317	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	437,491
411,887	Xiamen C & D, Inc., Class A (Industrials)	671,084

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
567,994	Xiaomi Corp., Class B (Information Technology)*(a)	$ 750,239
280,235	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	558,447
251,050	Yankuang Energy Group Co. Ltd., Class H (Energy)	636,264
225,456	Yihai International Holding Ltd. (Consumer Staples)*	499,973
69,463	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	616,567
452,836	Youngor Group Co. Ltd., Class A (Real Estate)	436,580
25,420	Youngy Co. Ltd., Class A (Materials)*	219,426
137,988	YTO Express Group Co. Ltd., Class A (Industrials)	298,021
712,854	Yuexiu Property Co. Ltd. (Real Estate)(b)	772,203
62,153	Yum China Holdings, Inc. (Consumer Discretionary)	3,509,158
50,130	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	378,835
63,446	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	821,010
144,800	Zangge Mining Co. Ltd., Class A (Materials)	466,966
8,997	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	384,081
341,500	Zhaojin Mining Industry Co. Ltd., Class H (Materials)*	485,099
670,500	Zhefu Holding Group Co. Ltd., Class A (Industrials)	382,965
346,800	Zhejiang China Commodities City Group Co. Ltd., Class A (Real Estate)	400,539
611,341	Zhejiang Expressway Co. Ltd., Class H (Industrials)(b)	452,946
293,400	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	391,156
63,836	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	400,532
280,781	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	760,880
49,765	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (Health Care)	266,291

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
38,800	Zhongji Innolight Co. Ltd., Class A, 02/28/23 (Information Technology)*	$ 585,338
327,500	Zhongjin Gold Corp. Ltd., Class A (Materials)	516,128
160,162	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	591,279
365,164	Zhongtai Securities Co. Ltd., Class A (Financials)	348,981
427,540	Zijin Mining Group Co. Ltd., Class H (Materials)	580,011
463,437	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	411,681
136,500	ZTE Corp., Class H, 02/28/23 (Information Technology)	419,356
13,900	ZTO Express Cayman, Inc. ADR (Industrials)	350,836

		302,557,932

Czech Republic – 0.2%
14,471	CEZ AS (Utilities)	648,129
20,066	Komercni banka AS (Financials)	595,396
162,712	Moneta Money Bank AS (Financials)(a)	578,042

		1,821,567

Egypt – 0.4%
1,453,033	Commercial International Bank Egypt SAE (Financials)	2,459,341
2,710,543	Eastern Co. SAE (Consumer Staples)	1,672,817

		4,132,158

Greece – 0.8%
604,133	Eurobank Ergasias Services and Holdings SA (Financials)*	940,337
185,456	Hellenic Telecommunications Organization SA (Communication Services)	2,831,274
19,990	JUMBO SA (Consumer Discretionary)	462,456
15,132	Motor Oil Hellas Corinth Refineries SA (Energy)	389,109
25,898	Mytilineos SA (Industrials)	813,939
80,900	National Bank of Greece SA (Financials)*	500,236
92,434	OPAP SA (Consumer Discretionary)	1,574,732

		7,512,083

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.2%
51,557	Orient Overseas International Ltd. (Industrials)	$ 628,636
2,499,806	Sino Biopharmaceutical Ltd. (Health Care)	1,191,106

		1,819,742

Hungary – 0.2%
136,896	MOL Hungarian Oil & Gas PLC (Energy)	1,110,011
17,060	OTP Bank Nyrt (Financials)	529,528
16,510	Richter Gedeon Nyrt (Health Care)	414,191

		2,053,730

India – 13.5%
8,200	ABB India Ltd. (Industrials)	408,940
20,780	ACC Ltd. (Materials)*	446,384
21,228	Adani Enterprises Ltd. (Industrials)	639,763
225,197	Adani Power Ltd. (Utilities)*	679,550
55,003	Asian Paints Ltd. (Materials)	2,122,783
168,956	Aurobindo Pharma Ltd. (Health Care)	1,345,000
21,603	Avenue Supermarts Ltd. (Consumer Staples)*(a)	906,415
170,703	Axis Bank Ltd. (Financials)	1,887,635
13,430	Bajaj Finance Ltd. (Financials)	1,134,673
20,925	Bajaj Finserv Ltd. (Financials)	367,007
335,094	Bank of Baroda (Financials)	749,317
68,834	Berger Paints India Ltd. (Materials)	541,183
314,700	Bharat Electronics Ltd. (Industrials)	426,602
126,626	Bharat Petroleum Corp. Ltd. (Energy)	556,358
170,065	Bharti Airtel Ltd. (Communication Services)	1,747,068
52,029	Britannia Industries Ltd. (Consumer Staples)	2,928,757
156,692	CG Power & Industrial Solutions Ltd. (Industrials)	744,047
39,614	Cholamandalam Investment and Finance Co. Ltd. (Financials)	503,196
175,081	Cipla Ltd. (Health Care)	2,016,888
204,490	Coal India Ltd. (Energy)	596,302
101,864	Colgate-Palmolive India Ltd. (Consumer Staples)	1,959,480
205,172	Dabur India Ltd. (Consumer Staples)	1,377,371
22,798	Divi’s Laboratories Ltd. (Health Care)	948,935
32,599	Dr. Reddy’s Laboratories Ltd. (Health Care)	1,773,557

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
12,373	Eicher Motors Ltd. (Consumer Discretionary)	$ 549,160
387,120	GAIL India Ltd. (Utilities)	490,381
45,472	Grasim Industries Ltd. (Materials)	944,458
89,413	Havells India Ltd. (Industrials)	1,413,575
288,195	HCL Technologies Ltd. (Information Technology)	3,988,934
108,076	HDFC Life Insurance Co. Ltd. (Financials)*(a)	773,811
214,413	Hindalco Industries Ltd. (Materials)	1,051,955
13,300	Hindustan Aeronautics Ltd. (Industrials)	501,098
87,935	Hindustan Unilever Ltd. (Consumer Staples)	2,835,315
167,959	Housing Development Finance Corp. Ltd. (Financials)	5,360,435
445,187	ICICI Bank Ltd. (Financials)	5,107,452
46,339	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	662,107
151,634	Indian Hotels Co. Ltd. (Consumer Discretionary)	714,256
924,527	Indian Oil Corp. Ltd. (Energy)	1,005,748
441,899	Infosys Ltd. (Information Technology)	7,041,485
485,876	ITC Ltd. (Consumer Staples)	2,616,376
154,347	Jindal Steel & Power Ltd. (Materials)	964,996
102,316	JSW Steel Ltd. (Materials)	861,126
169,229	Jubilant Foodworks Ltd. (Consumer Discretionary)	988,595
25,054	Kotak Mahindra Bank Ltd. (Financials)	610,013
73,069	Larsen & Toubro Ltd. (Industrials)	1,948,035
43,777	LTIMindtree Ltd. (Information Technology)(a)	2,644,868
54,630	Lupin Ltd. (Health Care)	531,232
137,766	Mahindra & Mahindra Ltd. (Consumer Discretionary)	2,196,412
339,401	Marico Ltd. (Consumer Staples)	2,227,819
6,282	Maruti Suzuki India Ltd. (Consumer Discretionary)	711,308
33,129	Mphasis Ltd. (Information Technology)	779,593
412	MRF Ltd. (Consumer Discretionary)	484,109
59,996	Muthoot Finance Ltd. (Financials)	808,945
10,167	Nestle India Ltd. (Consumer Staples)	2,663,427
652,632	NTPC Ltd. (Utilities)	1,371,419
377,320	Oil & Natural Gas Corp. Ltd. (Energy)	706,461

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
4,617	Page Industries Ltd. (Consumer Discretionary)	$ 2,163,944
9,310	PI Industries Ltd. (Materials)	407,006
50,954	Pidilite Industries Ltd. (Materials)	1,606,157
679,240	Power Grid Corp. of India Ltd. (Utilities)	1,919,940
278,738	Reliance Industries Ltd. (Energy)	8,321,518
48,524	SBI Life Insurance Co. Ltd. (Financials)(a)	724,353
37,023	Siemens Ltd. (Industrials)	1,589,384
15,076	SRF Ltd. (Materials)	459,167
218,635	State Bank of India (Financials)	1,532,365
81,837	Sun Pharmaceutical Industries Ltd. (Health Care)	964,800
153,004	Tata Consultancy Services Ltd. (Information Technology)	6,083,586
79,473	Tata Consumer Products Ltd. (Consumer Staples)	767,190
7,852	Tata Elxsi Ltd. (Information Technology)	704,372
361,537	Tata Motors Ltd. (Consumer Discretionary)*	2,299,922
161,321	Tata Power Co. Ltd. (The) (Utilities)	416,406
2,053,244	Tata Steel Ltd. (Materials)	2,625,749
216,931	Tech Mahindra Ltd. (Information Technology)	2,925,079
24,692	Titan Co. Ltd. (Consumer Discretionary)	842,622
70,649	Torrent Pharmaceuticals Ltd. (Health Care)	1,567,684
21,694	Tube Investments of India Ltd. (Consumer Discretionary)	750,724
28,774	TVS Motor Co. Ltd. (Consumer Discretionary)	453,111
17,481	UltraTech Cement Ltd. (Materials)	1,662,918
103,300	UPL Ltd. (Materials)	855,424
58,148	Varun Beverages Ltd. (Consumer Staples)	1,190,942
404,872	Vedanta Ltd. (Materials)	1,361,940
284,460	Wipro Ltd. (Information Technology)	1,387,884

		127,946,302

Indonesia – 2.0%
1,899,325	Adaro Energy Indonesia Tbk PT (Energy)	258,480
5,193,209	Aneka Tambang Tbk (Materials)	656,513
4,116,009	Astra International Tbk PT (Industrials)	1,771,065
4,090,105	Bank Central Asia Tbk PT (Financials)	2,469,343
3,085,596	Bank Mandiri Persero Tbk PT (Financials)	1,039,510

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
1,449,466	Bank Negara Indonesia Persero Tbk PT (Financials)	$ 875,095
3,386,283	Bank Rakyat Indonesia Persero Tbk PT (Financials)	1,259,408
966,300	Indah Kiat Pulp & Paper Tbk PT (Materials)	444,795
2,257,637	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,762,132
3,133,953	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,484,394
12,180,453	Kalbe Farma Tbk PT (Health Care)	1,649,521
7,038,334	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	1,239,573
10,824,229	Telkom Indonesia Persero Tbk PT (Communication Services)	2,917,270
4,189,201	Unilever Indonesia Tbk PT (Consumer Staples)	1,265,983

		19,093,082

Kuwait – 0.6%
333,299	Agility Public Warehousing Co. KSC (Industrials)	661,724
215,952	Boubyan Bank KSCP (Financials)	421,028
821,079	Kuwait Finance House KSCP (Financials)	1,886,281
937,898	National Bank of Kuwait SAKP (Financials)	2,803,789

		5,772,822

Luxembourg – 0.1%
43,376	Reinet Investments SCA (Financials)	853,675

Mexico – 2.8%
859,368	Alfa SAB de CV, Class A (Industrials)	524,092
3,615,302	America Movil SAB de CV, Series B (Communication Services)	3,843,673
54,592	Arca Continental SAB de CV (Consumer Staples)	549,755
2,709,052	Cemex SAB de CV, Series CPO (Materials)*	1,623,151
110,927	Coca-Cola Femsa SAB de CV (Consumer Staples)	907,555
859,368	Controladora Axtel SAB de CV (Communication Services)*	13,114
352,489	Fomento Economico Mexicano SAB de CV (Consumer Staples)	3,535,559

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
139,688	Gruma SAB de CV, Class B (Consumer Staples)	$ 2,138,633
754,086	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	4,015,394
80,194	Grupo Carso SAB de CV, Series A1 (Industrials)	475,205
341,148	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,723,882
262,826	Grupo Mexico SAB de CV, Series B (Materials)	1,161,965
257,700	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	522,126
230,803	Orbia Advance Corp. SAB de CV (Materials)	477,248
43,702	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	420,329
969,082	Wal-Mart de Mexico SAB de CV (Consumer Staples)	3,668,249

		26,599,930

Philippines – 0.1%
614,678	Bank of the Philippine Islands (Financials)	1,093,965
40,720	Manila Electric Co. (Utilities)	237,098

		1,331,063

Poland – 0.8%
34,316	Bank Pekao SA (Financials)	776,643
15,668	CD Projekt SA (Communication Services)(b)	446,473
24,031	Dino Polska SA (Consumer Staples)*(a)	2,350,979
533	LPP SA (Consumer Discretionary)*	1,503,791
108,809	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	820,689
196,636	Powszechny Zaklad Ubezpieczen SA (Financials)	1,783,628

		7,682,203

Qatar – 1.0%
547,675	Commercial Bank PSQC (The) (Financials)	842,577
98,165	Industries Qatar QSC (Industrials)	323,082
301,880	Masraf Al Rayan QSC (Financials)	211,482
700,250	Ooredoo QPSC (Communication Services)	2,041,113

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
391,573	Qatar International Islamic Bank QSC (Financials)	$ 1,074,674
347,684	Qatar Islamic Bank (Financials)	1,673,468
740,312	Qatar National Bank QPSC (Financials)	3,256,152

9,422,548

Romania – 0.1%
124,372	NEPI Rockcastle NV (Real Estate)	706,958

Russia – 0.0%
1,256,908	Gazprom PJSC (Energy)(c)	—
35,708,229	Inter RAO UES PJSC (Utilities)(c)	—
62,206	LUKOIL PJSC (Energy)(c)	—
11,906	MMC Norilsk Nickel PJSC (Materials)(c)	—
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)*(c)	—
5,200	Novatek PJSC GDR (Energy)*(c)	—
839,494	Novolipetsk Steel PJSC (Materials)*(c)	—
127,440	PhosAgro PJSC GDR (Materials)*(c)	—
820	PhosAgro PJSC (Materials)*(c)	—
73,809	Polymetal International PLC (Materials)*(c)	—
11,287	Polyus PJSC (Materials)*(c)	—
90,086	Rosneft Oil Co. PJSC (Energy)(c)	—
1,661,273	Sberbank of Russia PJSC (Financials)(c)	—
152,107	Severstal PAO (Materials)*(c)	—
3,362,523	Surgutneftegas PJSC (Energy)(c)	—
277,377	Tatneft PJSC (Energy)(c)	—
29,482	TCS Group Holding PLC GDR (Financials)*(c)	—
799,132,583	VTB Bank PJSC (Financials)*(c)	—
69,395	X5 Retail Group NV GDR (Consumer Staples)*(c)	—
41,484	Yandex NV, Class A (Communication Services)*(c)	—

—

Saudi Arabia – 3.9%
12,484	ACWA Power Co. (Utilities)	496,591
33,113	Advanced Petrochemical Co. (Materials)	385,795
213,465	Al Rajhi Bank (Financials)	4,023,668
77,714	Alinma Bank (Financials)	676,486
30,926	Almarai Co. JSC (Consumer Staples)	451,011
57,445	Arab National Bank (Financials)	389,777

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
5,200	Arabian Internet & Co.mmunications Services Co. (Information Technology)	$ 407,593
43,296	Bank AlBilad (Financials)	429,405
60,308	Bank Al-Jazira (Financials)	282,020
47,256	Banque Saudi Fransi (Financials)	501,437
32,269	Bupa Arabia for Cooperative Insurance Co. (Financials)	1,445,343
138,130	Dar Al Arkan Real Estate Development Co. (Real Estate)*	567,133
11,735	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	835,354
5,076	Elm Co. (Information Technology)	607,366
200,177	Etihad Etisalat Co. (Communication Services)*	2,294,873
95,220	Jarir Marketing Co. (Consumer Discretionary)	446,804
183,460	Mobile Telecommunications Co Saudi Arabia (Communication Services)*	674,011
20,842	Nahdi Medical Co. (Consumer Staples)	945,747
158,070	Rabigh Refining & Petrochemical Co. (Energy)*	463,573
81,886	Riyad Bank (Financials)	714,985
31,090	SABIC Agri-Nutrients Co. (Materials)	1,036,112
108,387	Sahara International Petrochemical Co. (Materials)	1,028,734
67,417	Saudi Arabian Mining Co. (Materials)*	1,116,187
493,374	Saudi Arabian Oil Co. (Energy)(a)	4,143,458
95,559	Saudi Basic Industries Corp. (Materials)	2,247,068
76,397	Saudi British Bank (The) (Financials)	753,623
258,825	Saudi Electricity Co. (Utilities)	1,490,514
90,830	Saudi Investment Bank (The) (Financials)	407,316
310,033	Saudi Kayan Petrochemical Co. (Materials)*	1,054,714
298,515	Saudi National Bank (The) (Financials)	2,936,761
217,739	Saudi Telecom Co. (Communication Services)	2,510,721
112,031	Savola Group (The) (Consumer Staples)	1,072,281

		36,836,461

South Africa – 3.2%
158,689	Absa Group Ltd. (Financials)	1,231,874
53,675	African Rainbow Minerals Ltd. (Materials)	558,656
4,332	Anglo American Platinum Ltd. (Materials)	248,285

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
119,758	Aspen Pharmacare Holdings Ltd. (Health Care)	$ 1,036,689
90,302	Bid Corp. Ltd. (Consumer Staples)	1,913,972
45,935	Bidvest Group Ltd. (The) (Industrials)	551,278
7,577	Capitec Bank Holdings Ltd. (Financials)	516,190
94,007	Clicks Group Ltd. (Consumer Staples)	1,112,453
30,554	Discovery Ltd. (Financials)*	204,189
577,577	FirstRand Ltd. (Financials)	1,756,668
133,091	Gold Fields Ltd. (Materials)	2,024,951
199,170	Impala Platinum Holdings Ltd. (Materials)	1,591,852
55,644	Kumba Iron Ore Ltd. (Materials)	1,217,408
143,746	Mr Price Group Ltd. (Consumer Discretionary)	899,997
282,967	MTN Group Ltd. (Communication Services)	1,741,676
347,786	MultiChoice Group (Communication Services)	1,721,358
9,570	Naspers Ltd., Class N (Consumer Discretionary)	1,437,626
124,320	Nedbank Group Ltd. (Financials)	1,305,983
646,080	Old Mutual Ltd. (Financials)	347,880
299,722	OUTsurance Group Ltd. (Financials)	478,708
315,548	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	224,683
98,299	Remgro Ltd. (Financials)	650,920
273,466	Sanlam Ltd. (Financials)	716,225
43,630	Sasol Ltd. (Materials)	508,643
229,090	Shoprite Holdings Ltd. (Consumer Staples)	2,256,651
372,418	Sibanye Stillwater Ltd. (Materials)	657,963
202,364	Standard Bank Group Ltd. (Financials)	1,547,530
160,142	Vodacom Group Ltd. (Communication Services)	891,938
224,136	Woolworths Holdings Ltd. (Consumer Discretionary)	672,988

		30,025,234

South Korea – 11.6%
15,814	Amorepacific Corp. (Consumer Staples)	1,245,103
10,344	BGF retail Co. Ltd. (Consumer Staples)	1,483,894
4,489	Celltrion, Inc. (Health Care)	579,368
3,555	CJ CheilJedang Corp. (Consumer Staples)	830,326
13,340	CJ Corp. (Industrials)	890,506
4,000	CosmoAM&T Co. Ltd. (Information Technology)*	538,557

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
34,935	Coway Co. Ltd. (Consumer Discretionary)	$ 1,267,373
9,588	DB Insurance Co. Ltd. (Financials)	534,573
16,054	Doosan Bobcat, Inc. (Industrials)	647,119
30,722	Doosan Enerbility Co. Ltd. (Industrials)*	372,206
7,700	Ecopro BM Co. Ltd. (Industrials)(b)	1,444,566
6,281	E-MART, Inc. (Consumer Staples)	398,936
12,785	F&F Co. Ltd. (Consumer Discretionary)	1,246,471
46,072	GS Holdings Corp. (Industrials)	1,336,426
47,166	Hana Financial Group, Inc. (Financials)	1,472,994
39,139	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,017,363
6,473	Hanmi Pharm Co. Ltd. (Health Care)	1,426,523
4,900	Hanwha Aerospace Co. Ltd. (Industrials)	391,705
7,690	HD Hyundai Co. Ltd. (Energy)	330,834
73,816	HMM Co. Ltd. (Industrials)	987,180
27,250	Hotel Shilla Co. Ltd. (Consumer Discretionary)	1,585,007
1,900	HYBE Co. Ltd. (Communication Services)*	392,240
7,017	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,178,972
11,967	Hyundai Motor Co. (Consumer Discretionary)	1,803,277
21,133	Hyundai Steel Co. (Materials)	519,070
168,082	Industrial Bank of Korea (Financials)	1,292,987
15,526	Kakao Corp. (Communication Services)	657,420
39,560	Kangwon Land, Inc. (Consumer Discretionary)	543,363
46,526	KB Financial Group, Inc. (Financials)	1,682,613
38,968	Kia Corp. (Consumer Discretionary)	2,522,020
16,240	Korea Aerospace Industries Ltd. (Industrials)	630,145
46,544	Korea Electric Power Corp. (Utilities)*(b)	669,097
6,170	Korea Investment Holdings Co. Ltd. (Financials)	257,539
1,215	Korea Zinc Co. Ltd. (Materials)	439,863
25,146	Korean Air Lines Co. Ltd. (Industrials)(b)	418,705
20,678	KT&G Corp. (Consumer Staples)	1,302,453
3,769	Kumho Petrochemical Co. Ltd. (Materials)	360,359
1,808	L&F Co. Ltd. (Information Technology)(b)	367,798
2,476	LG Chem Ltd. (Materials)	1,292,799
5,903	LG Corp. (Industrials)	382,489
32,565	LG Electronics, Inc. (Consumer Discretionary)	3,012,983

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
2,008	LG Energy Solution Ltd. (Industrials)*	$ 906,229
3,386	LG H&H Co. Ltd. (Consumer Staples)	1,344,451
2,660	LG Innotek Co. Ltd. (Information Technology)	615,272
223,747	LG Uplus Corp. (Communication Services)(b)	1,894,832
1,748	Lotte Chemical Corp. (Materials)	219,809
74,655	Mirae Asset Securities Co. Ltd. (Financials)	410,610
8,651	NAVER Corp. (Communication Services)	1,300,339
4,005	NCSoft Corp. (Communication Services)	968,623
91,620	NH Investment & Securities Co. Ltd. (Financials)	689,609
20,095	Orion Corp. (Consumer Staples)	1,956,130
10,987	Pearl Abyss Corp. (Communication Services)*	413,073
3,704	POSCO Future M Co. Ltd. (Materials)	976,757
8,623	POSCO Holdings, Inc. (Materials)	2,338,881
1,176	Samsung Biologics Co. Ltd. (Health Care)*(a)	694,657
14,528	Samsung C&T Corp. (Industrials)	1,210,621
13,825	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1,536,400
639,889	Samsung Electronics Co. Ltd. (Information Technology)	34,423,111
25,674	Samsung Engineering Co. Ltd. (Industrials)*	547,428
10,592	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,799,583
128,064	Samsung Heavy Industries Co. Ltd. (Industrials)*	590,508
7,137	Samsung Life Insurance Co. Ltd. (Financials)	356,514
3,702	Samsung SDI Co. Ltd. (Information Technology)	2,002,664
11,576	Samsung SDS Co. Ltd. (Information Technology)	1,084,119
46,196	Samsung Securities Co. Ltd. (Financials)	1,279,113
57,277	Shinhan Financial Group Co. Ltd. (Financials)	1,512,570
19,311	SK Biopharmaceuticals Co. Ltd. (Health Care)*	1,069,398
57,092	SK Hynix, Inc. (Information Technology)	4,671,457

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
18,209	SK Square Co. Ltd. (Information Technology)*	$ 633,148
2,379	SK, Inc. (Industrials)	300,769
117,685	Woori Financial Group, Inc. (Financials)	1,062,246
24,300	Yuhan Corp. (Health Care)	1,085,696

		109,647,839

Taiwan – 15.4%
162,441	Accton Technology Corp. (Information Technology)	1,866,135
594,564	Acer, Inc. (Information Technology)	596,934
174,575	Advantech Co. Ltd. (Information Technology)	2,312,327
481,794	ASE Technology Holding Co. Ltd. (Information Technology)	1,748,272
463,530	Asia Cement Corp. (Materials)	662,994
88,546	Asustek Computer, Inc. (Information Technology)	878,904
347,002	AUO Corp. (Information Technology)	198,755
202,334	Catcher Technology Co. Ltd. (Information Technology)	1,221,478
1,200,580	Cathay Financial Holding Co. Ltd. (Financials)	1,730,883
242,707	Chailease Holding Co. Ltd. (Financials)	1,599,485
366,247	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	464,849
3,716,462	China Development Financial Holding Corp. (Financials)	1,536,053
749,198	China Steel Corp. (Materials)	707,078
420,726	Chunghwa Telecom Co. Ltd. (Communication Services)	1,725,213
1,479,891	Compal Electronics, Inc. (Information Technology)	1,341,305
2,026,160	CTBC Financial Holding Co. Ltd. (Financials)	1,602,333
264,424	Delta Electronics, Inc. (Information Technology)	2,723,625
61,396	E Ink Holdings, Inc. (Information Technology)	413,603
12,918	eMemory Technology, Inc. (Information Technology)	773,546
943,155	E.Sun Financial Holding Co. Ltd. (Financials)	794,979

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
368,493	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	$ 1,834,820
861,560	Far Eastern New Century Corp. (Industrials)	905,651
260,185	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,617,292
1,051,227	First Financial Holding Co. Ltd. (Financials)	961,337
357,701	Formosa Plastics Corp. (Materials)	1,095,425
1,046,954	Fubon Financial Holding Co. Ltd. (Financials)	2,071,591
18,200	Global Unichip Corp. (Information Technology)	885,493
32,031	Globalwafers Co. Ltd. (Information Technology)	525,380
1,233,432	Hon Hai Precision Industry Co. Ltd. (Information Technology)	4,275,014
909,369	Hua Nan Financial Holdings Co. Ltd. (Financials)	658,481
852,943	Inventec Corp. (Information Technology)	1,022,893
9,742	Largan Precision Co. Ltd. (Information Technology)	718,107
566,546	Lite-On Technology Corp. (Information Technology)	1,640,960
194,875	MediaTek, Inc. (Information Technology)	4,813,608
795,719	Mega Financial Holding Co. Ltd. (Financials)	927,076
395,390	Micro-Star International Co. Ltd. (Information Technology)	2,136,026
450,979	Nan Ya Plastics Corp. (Materials)	1,140,381
52,525	Nan Ya Printed Circuit Board Corp. (Information Technology)	517,942
519,593	Nanya Technology Corp. (Information Technology)	1,242,863
130,292	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,494,685
208,613	Novatek Microelectronics Corp. (Information Technology)	2,888,775
544,988	Pegatron Corp. (Information Technology)	1,335,533
821,132	Pou Chen Corp. (Consumer Discretionary)	845,784
358,896	President Chain Store Corp. (Consumer Staples)	3,264,549
268,939	Quanta Computer, Inc. (Information Technology)	1,019,653

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
170,015	Realtek Semiconductor Corp. (Information Technology)	$ 2,113,603
1,672,759	SinoPac Financial Holdings Co. Ltd. (Financials)	941,786
413,222	Synnex Technology International Corp. (Information Technology)	859,324
2,132,702	Taishin Financial Holding Co. Ltd. (Financials)	1,273,618
1,027,060	Taiwan Business Bank (Financials)	471,289
396,804	Taiwan Cement Corp. (Materials)	489,427
674,236	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	613,291
188,305	Taiwan Mobile Co. Ltd. (Communication Services)	634,271
3,207,826	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	58,252,930
99,905	Unimicron Technology Corp. (Information Technology)	586,864
1,484,668	Uni-President Enterprises Corp. (Consumer Staples)	3,589,971
2,102,725	United Microelectronics Corp. (Information Technology)*	3,544,745
194,109	Vanguard International Semiconductor Corp. (Information Technology)	586,860
9,200	Voltronic Power Technology Corp. (Industrials)	580,848
311,742	Walsin Lihwa Corp. (Industrials)	468,716
263,240	Wan Hai Lines Ltd. (Industrials)	496,881
627,333	Winbond Electronics Corp. (Information Technology)	544,087
490,100	Wistron Corp. (Information Technology)	1,063,857
400,891	WPG Holdings Ltd. (Information Technology)	694,082
466,806	Yang Ming Marine Transport Corp. (Industrials)	923,661
2,571,916	Yuanta Financial Holding Co. Ltd. (Financials)	1,996,264
103,250	Zhen Ding Technology Holding Ltd. (Information Technology)	389,781

		145,854,226

Shares	Description	Value

Common Stocks – (continued)
Thailand – 1.8%
293,916	Advanced Info Service PCL NVDR (Communication Services)	$ 1,782,077
449,400	Airports of Thailand PCL NVDR (Industrials)*	913,651
2,577,300	Asset World Corp. PCL NVDR (Consumer Discretionary)	364,377
1,706,700	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,385,468
350,400	Berli Jucker PCL NVDR (Consumer Staples)	365,000
189,300	Bumrungrad Hospital PCL NVDR (Health Care)	1,213,043
332,200	Central Pattana PCL NVDR (Real Estate)	644,353
747,000	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	431,457
891,977	CP ALL PCL NVDR (Consumer Staples)	1,634,010
544,700	Delta Electronics Thailand PCL NVDR (Information Technology)	1,549,578
135,500	Electricity Generating PCL NVDR (Utilities)	562,637
297,000	Gulf Energy Development PCL NVDR (Utilities)	416,056
315,100	Indorama Ventures PCL NVDR (Materials)	287,483
285,300	Intouch Holdings PCL NVDR (Communication Services)	612,821
1,225,100	Krung Thai Bank PCL NVDR (Financials)	668,876
309,400	Krungthai Card PCL NVDR (Financials)	453,431
206,200	Muangthai Capital PCL NVDR (Financials)	244,418
194,200	PTT Exploration & Production PCL NVDR (Energy)	778,474
364,800	PTT Global Chemical PCL NVDR (Materials)	369,517
753,200	PTT PCL NVDR (Energy)	649,310
536,300	Ratch Group PCL NVDR (Utilities)	558,646
58,900	Siam Cement PCL (The) NVDR (Materials)	539,917
253,000	Thai Oil PCL NVDR (Energy)	314,432

		16,739,032

Turkey – 0.8%
305,052	BIM Birlesik Magazalar AS (Consumer Staples)	2,078,016
486,712	KOC Holding AS (Industrials)	1,852,909
118,531	Sasa Polyester Sanayi AS (Materials)*	309,229

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Turkey – (continued)
50,400	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)		$ 522,292
116,257	Turk Hava Yollari AO (Industrials)*		807,670
183,866	Turkiye Petrol Rafinerileri AS (Energy)		595,158
486,910	Turkiye Sise ve Cam Fabrikalari AS (Industrials)		949,414

			7,114,688

United Arab Emirates – 1.5%
691,352	Abu Dhabi Commercial Bank PJSC (Financials)		1,503,921
460,412	Abu Dhabi Islamic Bank PJSC (Financials)		1,253,504
1,233,966	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)		1,390,857
884,475	Aldar Properties PJSC (Real Estate)		1,228,103
850,600	Americana Restaurants International PLC (Consumer Discretionary)		958,749
1,129,456	Dubai Islamic Bank PJSC (Financials)		1,617,462
1,003,976	Emaar Properties PJSC (Real Estate)		1,681,038
517,502	Emirates NBD Bank PJSC (Financials)		1,923,197
181,606	Emirates Telecommunications Group Co. PJSC (Communication Services)		1,141,156
440,560	First Abu Dhabi Bank PJSC (Financials)		1,523,309

			14,221,296

United States – 0.1%
255,772	JBS SA (Consumer Staples)		838,941
10,786	Parade Technologies Ltd. (Information Technology)		358,041

			1,196,982

TOTAL COMMON STOCKS (Cost $882,930,543)			$922,204,416

Shares	Description	Rate	Value

Preferred Stocks – 2.0%
Brazil – 1.2%
576,474	Banco Bradesco SA (Financials)	6.50%	$ 1,745,663
41,406	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.79	318,514
258,146	Cia Energetica de Minas Gerais (Utilities)	9.37	589,685

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Brazil – (continued)
110,184	Gerdau SA (Materials)	14.29%	$ 515,651
633,783	Itau Unibanco Holding SA (Financials)	4.81	3,258,070
796,199	Itausa SA (Financials)	5.22	1,364,850
676,812	Petroleo Brasileiro SA (Energy)	19.32	3,451,518

			11,243,951

Chile – 0.1%
12,889	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	17.69	826,304

Colombia – 0.0%
80,167	Bancolombia SA (Financials)	12.42	470,701

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)(c)	14.95	—

South Korea – 0.7%
9,648	Hyundai Motor Co. (Consumer Discretionary)	6.76	766,897
9,279	Hyundai Motor Co. (Consumer Discretionary)	6.79	736,867
112,888	Samsung Electronics Co. Ltd. (Information Technology)	2.44	4,984,168

			6,487,932

TOTAL PREFERRED STOCKS (Cost $17,144,316)			$ 19,028,888

Shares	Description		Value

Exchange-Traded Fund – 0.6%
United States – 0.6%
257,264	iShares MSCI Malaysia ETF
(Cost $7,732,869)			$ 5,279,057

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $907,807,728)			$946,512,361

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,102,111	5.003%	$ 5,102,111
(Cost $5,102,111)

TOTAL INVESTMENTS – 100.4% (Cost $912,909,839)		$ 951,614,472

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(4,046,217)

NET ASSETS – 100.0%		$ 947,568,255

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Information Technology	20.9%
Financials	20.8
Consumer Discretionary	11.1
Consumer Staples	11.0
Communication Services	8.9
Materials	7.1
Industrials	6.0
Health Care	5.2
Energy	4.5
Utilities	2.4
Real Estate	1.0
Exchange-Traded Fund	0.6
Securities Lending Reinvestment Vehicle	0.5
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Australia – 1.0%
87	Flutter Entertainment PLC (Consumer Discretionary)*	$ 16,941
10,662	Glencore PLC (Materials)	54,371
702	Rio Tinto PLC (Materials)	41,606

		112,918

Austria – 0.5%
395	Erste Group Bank AG (Financials)	12,747
292	Mondi PLC (Materials)	4,506
706	OMV AG (Energy)	31,371
402	voestalpine AG (Materials)	12,420

		61,044

Belgium – 1.1%
417	Ageas SA/NV (Financials)(a)	16,596
714	Anheuser-Busch InBev SA/NV (Consumer Staples)	37,991
44	D’ieteren Group (Consumer Discretionary)	7,585
50	Elia Group SA/NV (Utilities)	6,029
119	Groupe Bruxelles Lambert NV (Financials)	9,145
87	KBC Group NV (Financials)	5,674
133	Solvay SA (Materials)	13,847
263	UCB SA (Health Care)	22,857

		119,724

Brazil – 0.1%
247	Yara International ASA (Materials)(a)	9,181

Burkina Faso – 0.0%
94	Endeavour Mining PLC (Materials)	2,507

China – 0.2%
352	Prosus NV (Consumer Discretionary)*	23,105

Denmark – 4.8%
20	AP Moller – Maersk A/S, Class A (Industrials)	33,471
20	AP Moller – Maersk A/S, Class B (Industrials)	33,542
162	Carlsberg AS, Class B (Consumer Staples)	24,340
75	Chr Hansen Holding A/S (Materials)	5,424

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
80	Coloplast A/S, Class B (Health Care)	$ 10,044
1,040	Danske Bank A/S (Financials)*	21,097
82	Demant A/S (Health Care)*	3,109
64	DSV A/S (Industrials)	12,300
58	Genmab A/S (Health Care)*	22,626
1,954	Novo Nordisk A/S, Class B (Health Care)	312,240
171	Novozymes A/S, Class B (Materials)	8,218
36	Orsted AS (Utilities)(b)	3,144
304	Pandora A/S (Consumer Discretionary)	24,154
33	ROCKWOOL A/S, Class B (Industrials)	7,847
679	Tryg A/S (Financials)	15,407
134	Vestas Wind Systems A/S (Industrials)*	3,805

		540,768

Finland – 1.5%
275	Elisa OYJ (Communication Services)	15,362
147	Kone OYJ, Class B (Industrials)	7,439
499	Metso Corp. (Industrials)	5,445
117	Neste OYJ (Energy)	4,412
5,841	Nokia OYJ (Information Technology)	23,632
2,601	Nordea Bank Abp (Financials)	25,495
1,090	Orion OYJ, Class B (Health Care)	46,005
498	Sampo OYJ, Class A (Financials)	22,840
533	Stora Enso OYJ, Class R (Materials)	6,731
271	UPM-Kymmene OYJ (Materials)	8,110
307	Wartsila OYJ Abp (Industrials)	3,466

		168,937

France – 17.3%
74	Aeroports de Paris (Industrials)*	11,211
388	Air Liquide SA (Materials)	64,794
317	Airbus SE (Industrials)	41,413
250	Alstom SA (Industrials)	6,860
75	Amundi SA (Financials)(a)(b)	4,206
204	Arkema SA (Materials)	17,725
2,217	AXA SA (Financials)	62,433
268	BioMerieux (Health Care)	26,754
944	BNP Paribas SA (Financials)(a)	54,356
3,451	Bollore SE (Communication Services)	22,038
416	Bouygues SA (Industrials)	13,287
636	Bureau Veritas SA (Industrials)	16,090

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
206	Capgemini SE (Information Technology)	$ 35,754
2,523	Carrefour SA (Consumer Staples)	46,224
1,025	Cie de Saint-Gobain (Industrials)(a)	56,605
555	Cie Generale des Etablissements Michelin (Consumer Discretionary)	15,715
63	Covivio SA REIT (Real Estate)	3,072
2,994	Credit Agricole SA (Financials)(a)	34,128
746	Danone SA (Consumer Staples)	44,013
121	Dassault Aviation SA (Industrials)	20,408
602	Dassault Systemes (Information Technology)	26,384
360	Edenred (Financials)	23,058
658	Eiffage SA (Industrials)	69,883
2,347	Engie SA (Utilities)	35,135
244	EssilorLuxottica SA (Health Care)(a)	43,816
312	Eurazeo SE (Financials)	21,255
50	Gecina SA REIT (Real Estate)	5,104
596	Getlink SE (Industrials)	10,090
41	Hermes International (Consumer Discretionary)	83,128
534	Ipsen SA (Health Care)*	61,541
66	Kering (Consumer Discretionary)	35,065
135	Klepierre SA REIT (Real Estate)	3,048
1,614	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	62,048
292	Legrand SA (Industrials)*	27,538
300	L’Oreal SA (Consumer Staples)	127,612
285	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	247,294
1,326	Orange SA (Communication Services)(a)	15,793
149	Pernod Ricard SA (Consumer Staples)	32,103
304	Publicis Groupe SA (Communication Services)	22,466
77	Remy Cointreau SA (Consumer Staples)	11,800
270	Renault SA (Consumer Discretionary)	9,005
248	Safran SA (Industrials)	35,809
46	Sartorius Stedim Biotech (Health Care)	12,044
164	SEB SA (Consumer Discretionary)	15,351
462	Societe Generale SA (Financials)	10,654
158	Sodexo SA (Consumer Discretionary)	17,021
166	Thales SA (Industrials)	23,060

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,386	TotalEnergies SE (Energy)	$ 135,020
684	Valeo (Consumer Discretionary)	13,097
589	Veolia Environnement SA (Utilities)	17,293
488	Vinci SA (Industrials)	55,314
1,102	Vivendi SE (Communication Services)	9,739
468	Wendel SE (Financials)	49,045

		1,963,699

Germany – 13.2%
288	adidas AG (Consumer Discretionary)	46,516
299	Allianz SE (Financials)	63,746
463	BASF SE (Materials)	21,924
973	Bayer AG (Health Care)	54,086
476	Bayerische Motoren Werke AG (Consumer Discretionary)	51,721
94	Bechtle AG (Information Technology)	3,676
204	Beiersdorf AG (Consumer Staples)	25,913
261	Brenntag SE (Industrials)	20,418
82	Carl Zeiss Meditec AG (Health Care)	9,166
2,595	Commerzbank AG (Financials)*	26,005
388	Daimler Truck Holding AG (Industrials)*	11,706
4,267	Deutsche Bank AG (Financials)	43,107
145	Deutsche Boerse AG (Financials)	24,965
4,801	Deutsche Lufthansa AG (Industrials)*	46,884
1,732	Deutsche Post AG (Industrials)	77,645
2,630	Deutsche Telekom AG (Communication Services)	58,166
4,841	E.ON SE (Utilities)	58,371
262	Evonik Industries AG (Materials)*	5,236
738	Fresenius Medical Care AG & Co. KGaA (Health Care)	31,432
1,124	Fresenius SE & Co. KGaA (Health Care)	30,664
311	GEA Group AG (Industrials)	13,027
97	Hannover Rueck SE (Financials)	20,703
450	Heidelberg Materials AG (Materials)	32,085
1,933	HelloFresh SE (Consumer Staples)*	45,811
142	Henkel AG & Co. KGaA (Consumer Staples)	10,161
701	Infineon Technologies AG (Information Technology)	25,955
258	Knorr-Bremse AG (Industrials)	17,598

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
815	Mercedes-Benz Group AG (Consumer Discretionary)	$ 60,621
186	Merck KGaA (Health Care)	32,273
59	MTU Aero Engines AG (Industrials)	13,574
114	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	40,593
652	Nemetschek SE (Information Technology)	50,909
497	Puma SE (Consumer Discretionary)	23,589
49	Rational AG (Industrials)	32,780
50	Rheinmetall AG (Industrials)	12,601
547	RWE AG (Utilities)	22,813
969	SAP SE (Information Technology)	126,218
83	Scout24 SE (Communication Services)(b)	5,309
592	Siemens AG (Industrials)	96,778
1,160	Siemens Energy AG (Industrials)*	29,359
145	Siemens Healthineers AG (Health Care)(b)	8,178
89	Symrise AG (Materials)	9,486
253	Talanx AG (Financials)	14,066
3,619	Telefonica Deutschland Holding AG (Communication Services)	10,166
16	Volkswagen AG (Consumer Discretionary)	2,395
1,218	Zalando SE (Consumer Discretionary)*(b)	35,112

		1,503,507

Hong Kong – 0.1%
945	Prudential PLC (Financials)	12,368

Ireland – 0.9%
358	AerCap Holdings NV (Industrials)*	20,435
2,765	AIB Group PLC (Financials)	11,296
1,199	Bank of Ireland Group PLC (Financials)	11,241
616	CRH PLC (Materials)	28,961
106	Kerry Group PLC, Class A (Consumer Staples)	10,304
177	Kingspan Group PLC (Industrials)	11,715
294	Smurfit Kappa Group PLC (Materials)	10,415

		104,367

Italy – 3.7%
1,437	Assicurazioni Generali SpA (Financials)	27,139
588	Coca-Cola HBC AG (Consumer Staples)*	17,403

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
1,036	Davide Campari-Milano NV (Consumer Staples)	$ 13,486
83	DiaSorin SpA (Health Care)	8,512
5,309	Enel SpA (Utilities)	33,156
3,647	Eni SpA (Energy)	48,406
174	Ferrari NV (Consumer Discretionary)	49,455
951	FinecoBank Banca Fineco SpA (Financials)	12,582
641	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	8,132
7,493	Intesa Sanpaolo SpA (Financials)	17,219
713	Mediobanca Banca di Credito Finanziario SpA (Financials)	7,826
733	Moncler SpA (Consumer Discretionary)	49,481
2,703	Poste Italiane SpA (Financials)(b)	27,941
562	Prysmian SpA (Industrials)	20,772
402	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	17,409
2,750	Snam SpA (Utilities)	14,336
1,592	Terna - Rete Elettrica Nazionale (Utilities)	13,293
1,977	UniCredit SpA (Financials)	37,757

		424,305

Jordan – 0.2%
758	Hikma Pharmaceuticals PLC (Health Care)	16,831

Luxembourg – 0.7%
2,520	ArcelorMittal (Materials)	62,409
174	Eurofins Scientific SE (Health Care)	11,434

		73,843

Netherlands – 8.2%
884	ABN AMRO Bank NV (Financials)(b)	12,822
8	Adyen NV (Financials)*(b)	13,022
1,177	Aegon NV (Financials)	5,163
190	Akzo Nobel NV (Materials)	14,268
27	Argenx SE (Health Care)*	10,495
57	ASM International NV (Information Technology)	24,635
400	ASML Holding NV (Information Technology)	286,355
94	Euronext NV (Financials)(b)	6,228
432	EXOR NV (Financials)*	35,767

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
315	Heineken Holding NV (Consumer Staples)	$ 26,715
213	Heineken NV (Consumer Staples)	21,454
61	IMCD NV (Industrials)	9,140
2,085	ING Groep NV (Financials)	25,580
514	JDE Peet’s NV (Consumer Staples)	14,894
2,761	Koninklijke Ahold Delhaize NV (Consumer Staples)	87,304
5,525	Koninklijke KPN NV (Communication Services)	18,955
612	Koninklijke Philips NV (Health Care)*	11,513
431	NN Group NV (Financials)	15,494
657	OCI NV (Materials)	14,562
682	Randstad NV (Industrials)	33,344
6,176	Shell PLC (Energy)	169,969
472	Universal Music Group NV (Communication Services)	9,309
508	Wolters Kluwer NV (Industrials)	57,841

		924,829

Norway – 1.1%
314	Aker BP ASA (Energy)	6,797
825	DNB Bank ASA (Financials)	13,756
1,736	Equinor ASA (Energy)	44,207
919	Gjensidige Forsikring ASA (Financials)	15,381
238	Kongsberg Gruppen ASA (Industrials)	9,496
330	Mowi ASA (Consumer Staples)	5,642
1,208	Norsk Hydro ASA (Materials)	7,272
2,112	Orkla ASA (Consumer Staples)	15,136
702	Telenor ASA (Communication Services)	7,182

		124,869

Portugal – 0.6%
1,510	EDP – Energias de Portugal SA (Utilities)	7,344
344	Galp Energia SGPS SA (Energy)	3,629
2,586	Jeronimo Martins SGPS SA (Consumer Staples)	62,252

		73,225

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.3%
764	STMicroelectronics NV (Information Technology)	$ 33,065

South Africa – 0.1%
460	Anglo American PLC (Materials)	12,677

Spain – 4.3%
61	Acciona SA (Utilities)	9,839
1,513	ACS Actividades de Construccion y Servicios SA (Industrials)	50,197
17	Aena SME SA (Industrials)(b)	2,650
306	Amadeus IT Group SA (Consumer Discretionary)*	21,825
6,498	Banco Bilbao Vizcaya Argentaria SA (Financials)	42,396
18,310	Banco Santander SA (Financials)	59,439
3,648	CaixaBank SA (Financials)	13,328
90	Cellnex Telecom SA (Communication Services)*(b)	3,637
101	Corp ACCIONA Energias Renovables SA (Utilities)*	3,351
438	Enagas SA (Utilities)	8,338
368	Endesa SA (Utilities)	7,937
516	Ferrovial SA (Industrials)	15,926
465	Grifols SA (Health Care)*	5,376
5,373	Iberdrola SA (Utilities)	65,301
2,101	Industria de Diseno Textil SA (Consumer Discretionary)	70,086
579	Naturgy Energy Group SA (Utilities)	16,432
1,074	Red Electrica Corp. SA (Utilities)	18,142
3,735	Repsol SA (Energy)	50,530
5,886	Telefonica SA (Communication Services)	24,912

		489,642

Sweden – 3.6%
303	Alfa Laval AB (Industrials)	10,852
567	Assa Abloy AB, Class B (Industrials)	12,545
1,715	Atlas Copco AB, Class A (Industrials)	24,905
1,167	Atlas Copco AB, Class B (Industrials)	14,647
238	Epiroc AB, Class A (Industrials)	4,155
178	Epiroc AB, Class B (Industrials)	2,681

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
717	Essity AB, Class B (Consumer Staples)	$ 19,000
79	Evolution AB (Consumer Discretionary)(b)	10,348
241	Getinge AB, Class B (Health Care)	5,525
3,646	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	45,372
1,623	Hexagon AB, Class B (Information Technology)	18,760
178	Holmen AB, Class B (Materials)	6,712
749	Husqvarna AB, Class B (Industrials)	5,512
297	Industrivarden AB, Class A (Financials)	7,968
304	Industrivarden AB, Class C (Financials)	8,103
501	Investor AB, Class A (Financials)	10,270
1,206	Investor AB, Class B (Financials)	24,450
137	L E Lundbergforetagen AB, Class B (Financials)	5,682
346	Lifco AB, Class B (Industrials)	7,283
743	Nibe Industrier AB, Class B (Industrials)	7,069
134	Saab AB, Class B (Industrials)	7,274
225	Sandvik AB (Industrials)	3,941
1,491	Skandinaviska Enskilda Banken AB, Class A (Financials)	15,542
417	Svenska Cellulosa AB SCA, Class B (Materials)	5,514
1,498	Svenska Handelsbanken AB, Class A (Financials)	11,801
991	Swedbank AB, Class A (Financials)	15,120
510	Swedish Orphan Biovitrum AB (Health Care)*	10,215
1,156	Tele2 AB, Class B (Communication Services)	10,473
4,479	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	23,095
3,116	Telia Co. AB (Communication Services)	7,235
500	Volvo AB, Class A (Industrials)	9,611
1,028	Volvo AB, Class B (Industrials)	18,914
3,973	Volvo Car AB, Class B (Consumer Discretionary)*	13,609

		404,183

Switzerland – 8.5%
1,103	ABB Ltd. (Industrials)	40,131

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
155	Adecco Group AG (Industrials)	$ 4,605
170	Alcon, Inc. (Health Care)	13,140
22	Bachem Holding AG (Health Care)	2,301
86	Baloise Holding AG (Financials)	13,161
164	Banque Cantonale Vaudoise (Financials)	16,442
7	Barry Callebaut AG (Consumer Staples)	14,097
96	BKW AG (Utilities)	17,149
2	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	23,825
408	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	64,515
314	Clariant AG (Materials)*	4,510
74	DSM-Firmenich AG (Materials)*	8,208
18	EMS-Chemie Holding AG (Materials)	13,882
64	Geberit AG (Industrials)	33,773
4	Givaudan SA (Materials)	13,110
65	Helvetia Holding AG (Financials)	9,194
183	Julius Baer Group Ltd. (Financials)	11,138
196	Kuehne + Nagel International AG (Industrials)	55,553
527	Logitech International SA (Information Technology)	33,644
24	Lonza Group AG (Health Care)	14,949
2,172	Novartis AG (Health Care)	207,090
44	Partners Group Holding AG (Financials)	39,507
35	Schindler Holding AG (Industrials)	6,991
47	Schindler Holding AG Participation Certificates (Industrials)	9,697
522	SGS SA (Industrials)	46,161
159	SIG Group AG (Materials)*	4,321
28	Sika AG (Materials)	7,608
39	Sonova Holding AG (Health Care)	9,958
201	Straumann Holding AG (Health Care)	29,266
70	Swatch Group AG (The) – Bearer (Consumer Discretionary)	20,721
362	Swatch Group AG (The) – Registered (Consumer Discretionary)	20,235
38	Swiss Life Holding AG (Financials)	21,865
116	Swiss Prime Site AG (Real Estate)	9,752
26	Swisscom AG (Communication Services)	16,405
2,218	UBS Group AG (Financials)	41,829

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
36	VAT Group AG (Industrials)(b)	$ 14,780
116	Zurich Insurance Group AG (Financials)	54,057

		967,570

United Kingdom – 17.6%
1,611	3i Group PLC (Financials)	39,045
1,873	abrdn PLC (Financials)	4,608
975	Admiral Group PLC (Financials)	28,096
270	Ashtead Group PLC (Industrials)	16,397
903	Associated British Foods PLC (Consumer Staples)	20,431
1,509	AstraZeneca PLC (Health Care)	218,072
7,085	Auto Trader Group PLC (Communication Services)(b)	55,321
1,639	Aviva PLC (Financials)	8,008
3,258	BAE Systems PLC (Industrials)	37,480
17,779	Barclays PLC (Financials)	33,348
3,061	Barratt Developments PLC (Consumer Discretionary)	17,558
286	Berkeley Group Holdings PLC (Consumer Discretionary)	13,916
16,463	BP PLC (Energy)	92,492
2,038	British American Tobacco PLC (Consumer Staples)	64,524
925	British Land Co. PLC (The) REIT (Real Estate)	3,932
2,695	BT Group PLC (Communication Services)	4,905
563	Bunzl PLC (Industrials)	21,938
2,231	Burberry Group PLC (Consumer Discretionary)	59,560
11,083	Centrica PLC (Utilities)	16,161
1,807	CNH Industrial NV (Industrials)	23,021
360	Coca-Cola Europacific Partners PLC (Consumer Staples)	22,460
1,664	Compass Group PLC (Consumer Discretionary)	45,413
118	Croda International PLC (Materials)	8,921
222	DCC PLC (Industrials)	12,649
2,021	Diageo PLC (Consumer Staples)	83,837
368	Entain PLC (Consumer Discretionary)	6,016
268	Halma PLC (Information Technology)	8,002

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
3,321	Hargreaves Lansdown PLC (Financials)	$ 33,019
13,759	HSBC Holdings PLC (Financials)	100,697
1,561	Imperial Brands PLC (Consumer Staples)	32,793
1,659	Informa PLC (Communication Services)	14,331
182	InterContinental Hotels Group PLC (Consumer Discretionary)	11,883
125	Intertek Group PLC (Industrials)	6,436
17,051	J Sainsbury PLC (Consumer Staples)	57,186
28,087	JD Sports Fashion PLC (Consumer Discretionary)	52,913
7,227	Kingfisher PLC (Consumer Discretionary)	20,691
631	Land Securities Group PLC REIT (Real Estate)	4,708
4,495	Legal & General Group PLC (Financials)	12,708
58,578	Lloyds Banking Group PLC (Financials)	32,068
252	London Stock Exchange Group PLC (Financials)	26,704
1,609	M&G PLC (Financials)	3,952
2,715	National Grid PLC (Utilities)	37,217
4,313	NatWest Group PLC (Financials)	13,877
414	Next PLC (Consumer Discretionary)	32,562
613	Pearson PLC (Consumer Discretionary)	6,064
178	Persimmon PLC (Consumer Discretionary)	2,651
1,337	Phoenix Group Holdings PLC (Financials)	9,154
502	Reckitt Benckiser Group PLC (Consumer Staples)	38,861
1,821	RELX PLC (Industrials)	56,649
1,822	Rentokil Initial PLC (Industrials)	14,421
6,051	Rolls-Royce Holdings PLC (Industrials)*	10,747
4,379	Sage Group PLC (The) (Information Technology)	47,272
1,010	Schroders PLC (Financials)	5,703
391	Segro PLC REIT (Real Estate)	3,865
321	Severn Trent PLC (Utilities)	11,032
1,137	Smith & Nephew PLC (Health Care)	16,939
706	Smiths Group PLC (Industrials)	14,053
53	Spirax-Sarco Engineering PLC (Industrials)	7,176
908	SSE PLC (Utilities)	21,174
1,590	St James’s Place PLC (Financials)	21,973
2,014	Standard Chartered PLC (Financials)	15,816

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
5,796	Taylor Wimpey PLC (Consumer Discretionary)		$ 8,204
16,124	Tesco PLC (Consumer Staples)		52,119
2,005	Unilever PLC (Consumer Staples)		100,121
1,136	United Utilities Group PLC (Utilities)		14,256
39,390	Vodafone Group PLC (Communication Services)		37,284
150	Whitbread PLC (Consumer Discretionary)		6,109
911	Wise PLC, Class A (Financials)*		6,553
658	WPP PLC (Communication Services)		6,963

			1,995,015

United States – 9.3%
924	Experian PLC (Industrials)		32,432
4,606	GSK PLC (Health Care)		76,862
4,442	Haleon PLC (Consumer Staples)		17,518
663	Holcim AG (Materials)*		40,716
2,637	Nestle SA (Consumer Staples)		311,253
404	QIAGEN NV (Health Care)*		18,180
805	Roche Holding AG (Health Care)		253,789
90	Roche Holding AG (Health Care)(a)		30,225
1,195	Sanofi (Health Care)(a)		120,876
513	Schneider Electric SE (Industrials)		88,238
2,667	Stellantis NV (Consumer Discretionary)		40,324
232	Swiss Re AG (Financials)		23,151
536	Tenaris SA (Energy)		6,669

			1,060,233

TOTAL COMMON STOCKS (Cost $10,881,322)			$11,222,412

Shares	Description	Rate	Value

Preferred Stocks – 0.5%
Germany – 0.5%
304	Bayerische Motoren Werke AG (Consumer Discretionary)	8.75%	$ 31,162
244	Henkel AG & Co. KGaA (Consumer Staples)	2.48	19,390
11	Sartorius AG (Health Care)	0.45	3,676

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
57	Volkswagen AG (Consumer Discretionary)	23.46%	$ 7,084

TOTAL PREFERRED STOCKS (Cost $64,978)			$ 61,312

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $10,946,300)			$11,283,724

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 2.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
278,459	5.003%		$ 278,459
(Cost $278,459)

TOTAL INVESTMENTS – 101.9% (Cost $11,224,759)			$11,562,183

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(211,147)

NET ASSETS – 100.0%			$11,351,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Europe Index	2	06/16/23	$61,844	$(1,295)

Sector Name	% of Market Value
Health Care	15.9%
Industrials	15.4
Financials	15.3
Consumer Staples	13.5
Consumer Discretionary	13.1
Information Technology	6.7
Energy	5.1
Materials	5.0
Utilities	4.0
Communication Services	3.3
Real Estate	0.3
Securities Lending Reinvestment Vehicle	2.4
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 6.3%
45,089	Ampol Ltd. (Energy)	$ 916,523
420,189	ANZ Group Holdings Ltd. (Financials)	6,232,529
208,793	APA Group (Utilities)	1,356,609
85,348	Aristocrat Leisure Ltd. (Consumer Discretionary)	2,051,905
32,220	ASX Ltd. (Financials)	1,405,995
519,149	Aurizon Holdings Ltd. (Industrials)	1,196,044
800,543	BHP Group Ltd. (Materials)	21,769,365
693,674	BlueScope Steel Ltd. (Materials)	8,313,836
323,607	Brambles Ltd. (Industrials)	2,877,463
32,073	Cochlear Ltd. (Health Care)	5,052,229
638,921	Coles Group Ltd. (Consumer Staples)	7,434,331
233,005	Commonwealth Bank of Australia (Financials)	14,593,380
97,838	Computershare Ltd. (Industrials)	1,415,743
222,449	Dexus REIT (Real Estate)	1,181,894
255,356	Endeavour Group Ltd. (Consumer Staples)	1,019,615
14,494	Flutter Entertainment PLC (Consumer Discretionary)*	2,822,318
238,137	Fortescue Metals Group Ltd. (Materials)	2,962,002
1,894,337	Glencore PLC (Materials)	9,660,199
58,177	Goodman Group REIT (Real Estate)	739,055
393,185	GPT Group (The) REIT (Real Estate)	1,066,144
83,619	IDP Education Ltd. (Consumer Discretionary)	1,180,768
110,688	IGO Ltd. (Materials)	1,021,469
214,536	Insurance Australia Group Ltd. (Financials)	720,564
1,674,723	Lottery Corp. Ltd. (The) (Consumer Discretionary)	5,397,310
51,228	Macquarie Group Ltd. (Financials)	5,660,408
855,323	Medibank Pvt Ltd. (Financials)	1,976,075
20,468	Mineral Resources Ltd. (Materials)	937,675
425,113	National Australia Bank Ltd. (Financials)	7,144,657
45,626	Newcrest Mining Ltd. (Materials)	758,545
199,856	Northern Star Resources Ltd. (Materials)	1,669,739
65,919	Orica Ltd. (Materials)	652,264
1,641,840	Pilbara Minerals Ltd. (Materials)	4,685,700
200,223	QBE Insurance Group Ltd. (Financials)	1,894,377
17,994	Ramsay Health Care Ltd. (Health Care)	668,063
27,408	REA Group Ltd. (Communication Services)	2,439,382
29,790	Rio Tinto Ltd. (Materials)	2,062,810
77,055	Rio Tinto PLC (Materials)	4,566,907
467,469	Santos Ltd. (Energy)	2,205,390

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
93,795	Sonic Healthcare Ltd. (Health Care)	$ 2,136,014
1,431,278	South32 Ltd. (Materials)	3,593,857
294,806	Stockland REIT (Real Estate)	812,739
371,037	Suncorp Group Ltd. (Financials)	3,193,551
1,005,573	Telstra Group Ltd. (Communication Services)	2,837,299
367,689	Transurban Group (Industrials)	3,531,178
267,779	Treasury Wine Estates Ltd. (Consumer Staples)	2,013,667
696,244	Vicinity Ltd. REIT (Real Estate)	835,816
80,085	Washington H Soul Pattinson & Co. Ltd. (Financials)	1,664,684
261,002	Wesfarmers Ltd. (Consumer Discretionary)	8,051,819
450,579	Westpac Banking Corp. (Financials)	6,030,128
27,391	WiseTech Global Ltd. (Information Technology)	1,326,443
242,322	Woodside Energy Group Ltd. (Energy)	5,378,882
409,025	Woolworths Group Ltd. (Consumer Staples)	9,936,860

		191,052,219

Austria – 0.2%
38,183	Erste Group Bank AG (Financials)	1,232,198
49,892	Mondi PLC (Materials)	769,861
110,249	OMV AG (Energy)	4,898,921
26,421	voestalpine AG (Materials)	816,292

		7,717,272

Belgium – 0.7%
83,194	Ageas SA/NV (Financials)(a)	3,310,915
98,319	Anheuser-Busch InBev SA/NV (Consumer Staples)	5,231,463
8,356	D’ieteren Group (Consumer Discretionary)	1,440,478
8,151	Elia Group SA/NV (Utilities)	982,815
21,962	Groupe Bruxelles Lambert NV (Financials)	1,687,659
16,696	KBC Group NV (Financials)	1,088,980
32,779	Solvay SA (Materials)	3,412,797
44,466	UCB SA (Health Care)	3,864,473

		21,019,580

Brazil – 0.1%
27,504	Wheaton Precious Metals Corp. (Materials)	1,244,792

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
25,733	Yara International ASA (Materials)(a)	$ 956,534

		2,201,326

Canada – 11.1%
20,366	Agnico Eagle Mines Ltd. (Materials)	1,035,006
179,946	Alimentation Couche-Tard, Inc. (Consumer Staples)	8,701,428
61,175	AltaGas Ltd. (Utilities)	1,036,010
555,742	ARC Resources Ltd. (Energy)	6,688,692
89,582	Bank of Montreal (Financials)	7,461,542
154,922	Bank of Nova Scotia (The) (Financials)	7,473,137
30,160	BCE, Inc. (Communication Services)	1,358,786
72,987	Brookfield Asset Management Ltd., Class A (Financials)	2,228,324
47,080	Brookfield Corp. (Financials)	1,412,088
36,427	Cameco Corp. (Energy)	1,012,710
30,635	Canadian Apartment Properties REIT (Real Estate)	1,105,456
129,073	Canadian Imperial Bank of Commerce (Financials)	5,314,659
48,615	Canadian National Railway Co. (Industrials)	5,474,150
146,807	Canadian Natural Resources Ltd. (Energy)	7,898,180
74,181	Canadian Pacific Kansas City Ltd. (Industrials)	5,645,025
8,087	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	970,107
53,226	Canadian Utilities Ltd., Class A (Utilities)	1,427,270
30,849	CCL Industries, Inc., Class B (Materials)	1,435,444
612,579	Cenovus Energy, Inc. (Energy)	9,774,765
60,154	CGI, Inc. (Information Technology)*	6,222,065
8,569	Constellation Software, Inc. (Information Technology)	17,449,480
20,337	Descartes Systems Group, Inc. (The) (Information Technology)*	1,570,346
146,715	Dollarama, Inc. (Consumer Discretionary)	8,913,209
146,920	Element Fleet Management Corp. (Financials)	2,225,471
39,224	Emera, Inc. (Utilities)	1,615,072
470,445	Empire Co. Ltd., Class A (Consumer Staples)	11,981,760
171,671	Enbridge, Inc. (Energy)	6,035,575
9,039	Fairfax Financial Holdings Ltd. (Financials)	6,479,380
22,986	FirstService Corp. (Real Estate)	3,334,686

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
44,983	Fortis, Inc. (Utilities)	$ 1,889,597
8,368	Franco-Nevada Corp. (Materials)	1,214,477
92,452	George Weston Ltd. (Consumer Staples)	10,860,542
25,543	GFL Environmental, Inc. (Industrials)	920,773
128,354	Great-West Lifeco, Inc. (Financials)(a)	3,628,812
96,415	Hydro One Ltd. (Utilities)(b)	2,744,277
124,900	iA Financial Corp., Inc. (Financials)	7,949,936
57,392	IGM Financial, Inc. (Financials)	1,683,803
166,598	Imperial Oil Ltd. (Energy)(a)	7,552,247
29,752	Intact Financial Corp. (Financials)	4,378,861
46,844	Keyera Corp. (Energy)	1,044,194
159,670	Loblaw Cos. Ltd. (Consumer Staples)	13,941,906
463,970	Manulife Financial Corp. (Financials)	8,584,452
66,332	Metro, Inc. (Consumer Staples)	3,484,711
73,158	National Bank of Canada (Financials)	5,237,796
65,333	Northland Power, Inc. (Utilities)	1,431,337
90,025	Nutrien Ltd. (Materials)	4,736,694
36,361	Open Text Corp. (Information Technology)	1,509,759
128,869	Parkland Corp. (Energy)	3,210,111
83,977	Pembina Pipeline Corp. (Energy)	2,539,141
231,254	Power Corp. of Canada (Financials)	5,978,272
63,302	Quebecor, Inc., Class B (Communication Services)	1,507,457
23,161	RB Global, Inc. (Industrials)	1,208,230
47,102	Restaurant Brands International, Inc. (Consumer Discretionary)	3,415,267
43,437	RioCan Real Estate Investment Trust REIT (Real Estate)	639,747
37,019	Rogers Communications, Inc., Class B (Communication Services)	1,629,947
219,038	Royal Bank of Canada (Financials)	19,567,266
124,821	Saputo, Inc. (Consumer Staples)	3,224,979
51,298	Shopify, Inc., Class A (Information Technology)*	2,931,153
98,346	Sun Life Financial, Inc. (Financials)(a)	4,757,044
283,283	Suncor Energy, Inc. (Energy)	7,925,589
45,792	TC Energy Corp. (Energy)	1,780,070
118,126	Teck Resources Ltd., Class B (Materials)	4,604,941
78,402	TELUS Corp. (Communication Services)	1,483,484
14,732	TFI International, Inc. (Industrials)	1,549,824
30,270	Thomson Reuters Corp. (Industrials)	3,844,043
17,581	TMX Group Ltd. (Financials)	1,911,108
29,822	Toromont Industries Ltd. (Industrials)	2,303,619

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
254,264	Toronto-Dominion Bank (The) (Financials)	$ 14,373,314
40,362	Tourmaline Oil Corp. (Energy)	1,685,090
150,468	West Fraser Timber Co. Ltd. (Materials)	10,140,788
85,998	WSP Global, Inc. (Industrials)	10,643,304

		338,927,785

China – 0.5%
1,481,860	BOC Hong Kong Holdings Ltd. (Financials)	4,401,143
54,894	Prosus NV (Consumer Discretionary)*	3,603,231
4,021,884	SITC International Holdings Co. Ltd. (Industrials)	6,987,209
239,682	Wilmar International Ltd. (Consumer Staples)	691,705

		15,683,288

Denmark – 2.9%
3,407	AP Moller – Maersk A/S, Class A (Industrials)	5,701,745
3,427	AP Moller – Maersk A/S, Class B (Industrials)	5,747,481
25,725	Carlsberg AS, Class B (Consumer Staples)	3,865,084
14,463	Chr Hansen Holding A/S (Materials)	1,046,027
23,462	Coloplast A/S, Class B (Health Care)	2,945,681
178,769	Danske Bank A/S (Financials)*	3,626,463
54,931	Demant A/S (Health Care)*	2,082,364
9,821	DSV A/S (Industrials)	1,887,518
8,313	Genmab A/S (Health Care)*	3,242,989
305,083	Novo Nordisk A/S, Class B (Health Care)	48,750,737
29,879	Novozymes A/S, Class B (Materials)	1,435,947
53,845	Pandora A/S (Consumer Discretionary)	4,278,185
4,699	ROCKWOOL A/S, Class B (Industrials)	1,117,368
113,970	Tryg A/S (Financials)	2,586,074

		88,313,663

Finland – 0.9%
31,688	Elisa OYJ (Communication Services)	1,770,208
24,011	Kone OYJ, Class B (Industrials)	1,215,143
98,579	Metso Corp. (Industrials)	1,075,648
780,413	Nokia OYJ (Information Technology)	3,157,435
403,722	Nordea Bank Abp (Financials)	3,957,244
173,193	Orion OYJ, Class B (Health Care)	7,309,942
103,904	Sampo OYJ, Class A (Financials)	4,765,415
126,301	Stora Enso OYJ, Class R (Materials)	1,594,924

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
43,278	UPM-Kymmene OYJ (Materials)	$ 1,295,113
54,726	Wartsila OYJ Abp (Industrials)	617,857

		26,758,929

France – 10.5%
13,191	Aeroports de Paris (Industrials)*	1,998,342
48,138	Air Liquide SA (Materials)	8,038,755
44,677	Airbus SE (Industrials)	5,836,600
89,362	Alstom SA (Industrials)	2,452,220
30,219	Arkema SA (Materials)	2,625,644
339,796	AXA SA (Financials)	9,569,009
42,525	BioMerieux (Health Care)	4,245,255
147,914	BNP Paribas SA (Financials)(a)	8,516,900
1,001,791	Bollore SE (Communication Services)	6,397,378
65,087	Bouygues SA (Industrials)	2,078,903
74,511	Bureau Veritas SA (Industrials)	1,885,021
42,328	Capgemini SE (Information Technology)	7,346,496
465,348	Carrefour SA (Consumer Staples)	8,525,610
168,701	Cie de Saint-Gobain (Industrials)	9,316,344
69,631	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,971,645
357,265	Credit Agricole SA (Financials)(a)	4,072,373
97,033	Danone SA (Consumer Staples)	5,724,752
16,192	Dassault Aviation SA (Industrials)	2,730,895
106,668	Dassault Systemes (Information Technology)	4,674,980
61,670	Edenred (Financials)	3,950,044
106,100	Eiffage SA (Industrials)	11,268,342
364,906	Engie SA (Utilities)	5,462,709
40,041	EssilorLuxottica SA (Health Care)(a)	7,190,320
35,158	Eurazeo SE (Financials)	2,395,097
8,162	Gecina SA REIT (Real Estate)	833,170
104,903	Getlink SE (Industrials)	1,775,974
7,345	Hermes International (Consumer Discretionary)	14,892,058
115,393	Ipsen SA (Health Care)*	13,298,518
10,420	Kering (Consumer Discretionary)	5,536,053
40,087	Klepierre SA REIT (Real Estate)	905,165
225,330	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	8,662,492
36,122	Legrand SA (Industrials)*	3,406,566
49,141	L’Oreal SA (Consumer Staples)	20,903,306

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
46,628	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	$ 40,459,073
238,436	Orange SA (Communication Services)	2,839,886
20,138	Pernod Ricard SA (Consumer Staples)	4,338,911
53,131	Publicis Groupe SA (Communication Services)	3,926,491
17,219	Remy Cointreau SA (Consumer Staples)	2,638,845
63,495	Renault SA (Consumer Discretionary)	2,117,745
37,765	Safran SA (Industrials)	5,452,988
12,139	Sartorius Stedim Biotech (Health Care)	3,178,406
29,424	SEB SA (Consumer Discretionary)(a)	2,754,193
120,172	Societe Generale SA (Financials)(a)	2,771,136
24,941	Sodexo SA (Consumer Discretionary)	2,686,880
23,335	Thales SA (Industrials)	3,241,532
366,669	TotalEnergies SE (Energy)	20,749,288
47,720	Valeo (Consumer Discretionary)	913,703
89,441	Veolia Environnement SA (Utilities)	2,626,024
82,381	Vinci SA (Industrials)	9,337,704
177,437	Vivendi SE (Communication Services)	1,568,183
83,815	Wendel SE (Financials)	8,783,616

		318,871,540

Germany – 7.3%
44,058	adidas AG (Consumer Discretionary)	7,115,993
44,567	Allianz SE (Financials)	9,501,629
50,818	BASF SE (Materials)	2,406,275
151,375	Bayer AG (Health Care)	8,414,402
65,774	Bayerische Motoren Werke AG (Consumer Discretionary)	7,146,802
21,753	Bechtle AG (Information Technology)	850,642
38,848	Beiersdorf AG (Consumer Staples)	4,934,700
39,376	Brenntag SE (Industrials)	3,080,402
10,348	Carl Zeiss Meditec AG (Health Care)	1,156,706
421,624	Commerzbank AG (Financials)*	4,225,239
30,394	Daimler Truck Holding AG (Industrials)*	917,006
524,909	Deutsche Bank AG (Financials)	5,302,823
29,158	Deutsche Boerse AG (Financials)	5,020,285
475,588	Deutsche Lufthansa AG (Industrials)*	4,644,345
298,905	Deutsche Post AG (Industrials)	13,399,768
403,656	Deutsche Telekom AG (Communication Services)	8,927,358
743,950	E.ON SE (Utilities)	8,970,248
47,910	Evonik Industries AG (Materials)*	957,436

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
67,114	Fresenius Medical Care AG & Co. KGaA (Health Care)	$ 2,858,433
180,181	Fresenius SE & Co. KGaA (Health Care)	4,915,609
45,415	GEA Group AG (Industrials)	1,902,302
15,739	Hannover Rueck SE (Financials)	3,359,227
93,259	Heidelberg Materials AG (Materials)	6,649,441
255,047	HelloFresh SE (Consumer Staples)*	6,044,464
26,951	Henkel AG & Co. KGaA (Consumer Staples)	1,928,523
64,192	Infineon Technologies AG (Information Technology)	2,376,751
37,171	Knorr-Bremse AG (Industrials)	2,535,400
130,726	Mercedes-Benz Group AG (Consumer Discretionary)	9,723,638
31,732	Merck KGaA (Health Care)	5,505,751
8,586	MTU Aero Engines AG (Industrials)	1,975,333
17,196	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	6,123,109
91,414	Nemetschek SE (Information Technology)	7,137,714
85,442	Puma SE (Consumer Discretionary)	4,055,315
6,694	Rational AG (Industrials)	4,478,139
10,872	Rheinmetall AG (Industrials)	2,740,028
52,933	RWE AG (Utilities)	2,207,616
137,297	SAP SE (Information Technology)	17,883,777
11,468	Scout24 SE (Communication Services)(b)	733,562
75,535	Siemens AG (Industrials)	12,348,147
279,024	Siemens Energy AG (Industrials)*	7,061,880
24,753	Siemens Healthineers AG (Health Care)(b)	1,395,988
14,699	Symrise AG (Materials)	1,566,747
39,152	Talanx AG (Financials)	2,176,739
678,890	Telefonica Deutschland Holding AG (Communication Services)	1,907,120
164,269	Zalando SE (Consumer Discretionary)*(b)	4,735,441

		223,298,253

Hong Kong – 1.6%
735,250	AIA Group Ltd. (Financials)	7,053,591
231,678	CK Asset Holdings Ltd. (Real Estate)	1,248,914
122,229	CK Infrastructure Holdings Ltd. (Utilities)	676,079
145,117	CLP Holdings Ltd. (Utilities)	1,057,570
15,809	Futu Holdings Ltd. ADR (Financials)*	582,720
76,527	Hang Seng Bank Ltd. (Financials)	1,023,521

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,252,326	HKT Trust & HKT Ltd. (Communication Services)	$ 1,599,752
971,584	Hong Kong & China Gas Co. Ltd. (Utilities)	876,235
166,820	Hong Kong Exchanges & Clearing Ltd. (Financials)	6,107,446
175,026	Hongkong Land Holdings Ltd. (Real Estate)	750,862
372	Jardine Matheson Holdings Ltd. (Industrials)	17,716
48,319	Jardine Matheson Holdings Ltd. (Industrials)	2,319,795
164,494	Link REIT (Real Estate)	956,086
214,110	MTR Corp. Ltd. (Industrials)	986,001
1,672,768	New World Development Co. Ltd. (Real Estate)	3,995,882
259,349	Power Assets Holdings Ltd. (Utilities)	1,396,424
162,777	Prudential PLC (Financials)	2,130,437
208,626	Sun Hung Kai Properties Ltd. (Real Estate)	2,657,045
168,722	Swire Pacific Ltd., Class A (Real Estate)	1,127,220
396,088	Techtronic Industries Co. Ltd. (Industrials)	3,675,891
12,359,689	WH Group Ltd. (Consumer Staples)(b)	6,457,526
222,281	Wharf Real Estate Investment Co. Ltd. (Real Estate)	1,097,456

		47,794,169

Ireland – 0.6%
78,258	AerCap Holdings NV (Industrials)*	4,466,967
486,332	AIB Group PLC (Financials)	1,986,811
210,144	Bank of Ireland Group PLC (Financials)	1,970,160
94,640	CRH PLC (Materials)	4,449,502
16,413	Kerry Group PLC, Class A (Consumer Staples)	1,595,459
24,947	Kingspan Group PLC (Industrials)	1,651,080
81,374	Smurfit Kappa Group PLC (Materials)	2,882,797

		19,002,776

Israel – 0.7%
201,114	Bank Hapoalim BM (Financials)	1,616,472
240,414	Bank Leumi Le-Israel BM (Financials)	1,683,242
28,142	Check Point Software Technologies Ltd. (Information Technology)*	3,512,403
213,837	ICL Group Ltd. (Materials)	1,163,381
290,595	Israel Discount Bank Ltd., Class A (Financials)	1,398,142
26,356	Mizrahi Tefahot Bank Ltd. (Financials)	844,674

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
1,047,517	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	$ 7,542,122
20,923	Tower Semiconductor Ltd. (Information Technology)*	864,941
23,398	Wix.com Ltd. (Information Technology)*	1,783,396

		20,408,773

Italy – 2.1%
262,302	Assicurazioni Generali SpA (Financials)	4,953,827
110,749	Coca-Cola HBC AG (Consumer Staples)*	3,277,826
147,919	Davide Campari-Milano NV (Consumer Staples)	1,925,474
16,405	DiaSorin SpA (Health Care)	1,682,478
443,489	Enel SpA (Utilities)	2,769,684
541,755	Eni SpA (Energy)	7,190,687
29,847	Ferrari NV (Consumer Discretionary)	8,483,185
196,297	FinecoBank Banca Fineco SpA (Financials)	2,597,069
90,827	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	1,152,285
1,123,736	Intesa Sanpaolo SpA (Financials)	2,582,322
58,099	Mediobanca Banca di Credito Finanziario SpA (Financials)	637,666
115,183	Moncler SpA (Consumer Discretionary)	7,775,483
379,830	Poste Italiane SpA (Financials)(b)	3,926,268
97,123	Prysmian SpA (Industrials)	3,589,831
86,279	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	3,736,312
328,549	Snam SpA (Utilities)	1,712,802
191,931	Terna - Rete Elettrica Nazionale (Utilities)	1,602,566
264,637	UniCredit SpA (Financials)	5,054,070

		64,649,835

Japan – 20.0%
61,536	Advantest Corp. (Information Technology)	7,888,271
76,650	Aeon Co. Ltd. (Consumer Staples)	1,514,182
17,091	AGC, Inc. (Industrials)	622,648
76,592	Ajinomoto Co., Inc. (Consumer Staples)	2,971,801
56,582	ANA Holdings, Inc. (Industrials)*	1,253,418
94,606	Asahi Group Holdings Ltd. (Consumer Staples)	3,662,626
44,196	Asahi Intecc Co. Ltd. (Health Care)	839,855
92,664	Asahi Kasei Corp. (Materials)	629,079
537,535	Astellas Pharma, Inc. (Health Care)	8,493,065

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
40,730	Azbil Corp. (Information Technology)	$ 1,287,070
189,926	Bandai Namco Holdings, Inc. (Consumer Discretionary)	4,446,537
99,594	BayCurrent Consulting, Inc. (Industrials)	3,642,596
82,656	Bridgestone Corp. (Consumer Discretionary)	3,359,129
225,736	Brother Industries Ltd. (Information Technology)	3,270,155
141,030	Canon, Inc. (Information Technology)	3,493,575
102,572	Capcom Co. Ltd. (Communication Services)	3,993,785
10,381	Central Japan Railway Co. (Industrials)	1,262,007
242,281	Chiba Bank Ltd. (The) (Financials)	1,510,409
138,419	Chubu Electric Power Co., Inc. (Utilities)	1,647,574
109,031	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,930,333
249,555	Concordia Financial Group Ltd. (Financials)	964,533
420,127	CyberAgent, Inc. (Communication Services)	2,970,944
21,437	Dai Nippon Printing Co. Ltd. (Industrials)	609,899
88,794	Dai-ichi Life Holdings, Inc. (Financials)	1,521,792
186,907	Daiichi Sankyo Co. Ltd. (Health Care)	6,073,491
17,085	Daikin Industries Ltd. (Industrials)	3,247,880
27,368	Daito Trust Construction Co. Ltd. (Real Estate)	2,595,469
78,637	Daiwa House Industry Co. Ltd. (Real Estate)	2,049,858
531	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,111,674
247,370	Daiwa Securities Group, Inc. (Financials)	1,120,747
13,680	Denso Corp. (Consumer Discretionary)	843,134
72,830	Dentsu Group, Inc. (Communication Services)	2,335,314
14,637	Disco Corp. (Information Technology)	2,131,933
39,679	East Japan Railway Co. (Industrials)	2,183,389
72,151	Eisai Co. Ltd. (Health Care)	4,579,573
308,240	ENEOS Holdings, Inc. (Energy)	1,023,238
22,185	FANUC Corp. (Industrials)	761,863
26,238	Fast Retailing Co. Ltd. (Consumer Discretionary)	6,137,192
54,512	FUJIFILM Holdings Corp. (Information Technology)	3,329,284
42,998	Fujitsu Ltd. (Information Technology)	5,453,420
1,202	GLP J REIT (Real Estate)	1,271,557
24,312	GMO Payment Gateway, Inc. (Financials)	1,917,605

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
168,033	Hakuhodo DY Holdings, Inc. (Communication Services)	$ 1,758,324
25,516	Hamamatsu Photonics KK (Information Technology)	1,298,492
74,811	Hankyu Hanshin Holdings, Inc. (Industrials)	2,374,740
9,096	Hikari Tsushin, Inc. (Industrials)	1,313,147
6,330	Hirose Electric Co. Ltd. (Information Technology)	857,199
114,312	Hitachi Ltd. (Industrials)	6,583,075
460,109	Honda Motor Co. Ltd. (Consumer Discretionary)	13,189,253
28,301	Hoshizaki Corp. (Industrials)	1,016,863
93,353	Hoya Corp. (Health Care)	11,736,359
71,457	Hulic Co. Ltd. (Real Estate)	594,814
68,408	Ibiden Co. Ltd. (Information Technology)	3,730,945
83,137	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	1,370,988
655,622	Inpex Corp. (Energy)(a)	6,944,999
174,622	Isuzu Motors Ltd. (Consumer Discretionary)	2,029,747
274,667	ITOCHU Corp. (Industrials)	9,281,057
43,047	Itochu Techno-Solutions Corp. (Information Technology)	1,118,424
201,401	Japan Airlines Co. Ltd. (Industrials)	3,843,074
47,754	Japan Exchange Group, Inc. (Financials)	779,465
1,710	Japan Metropolitan Fund Invest REIT (Real Estate)	1,206,785
259,548	Japan Post Bank Co. Ltd. (Financials)	1,933,862
855,212	Japan Post Holdings Co. Ltd. (Financials)	6,026,241
250,002	Japan Post Insurance Co. Ltd. (Financials)	3,752,311
273	Japan Real Estate Investment Corp. REIT (Real Estate)	1,035,608
190,253	Japan Tobacco, Inc. (Consumer Staples)	4,139,635
53,051	JFE Holdings, Inc. (Materials)	654,618
117,387	Kajima Corp. (Industrials)	1,642,569
145,901	Kansai Electric Power Co., Inc. (The) (Utilities)	1,666,664
80,490	Kao Corp. (Consumer Staples)	2,809,646
280,841	KDDI Corp. (Communication Services)	8,625,335
16,856	Keio Corp. (Industrials)	592,370
49,633	Keisei Electric Railway Co. Ltd. (Industrials)	1,900,559
14,720	Keyence Corp. (Information Technology)	7,143,227
44,003	Kikkoman Corp. (Consumer Staples)	2,592,024

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
60,640	Kintetsu Group Holdings Co. Ltd. (Industrials)	$ 2,003,032
126,452	Kirin Holdings Co. Ltd. (Consumer Staples)	1,882,095
17,910	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,010,134
21,018	Kobe Bussan Co. Ltd. (Consumer Staples)	578,422
36,442	Koei Tecmo Holdings Co. Ltd. (Communication Services)	612,170
77,432	Komatsu Ltd. (Industrials)	1,824,472
55,513	Kose Corp. (Consumer Staples)	5,562,624
36,905	Kyocera Corp. (Information Technology)	2,093,612
42,305	Kyowa Kirin Co. Ltd. (Health Care)	811,491
59,143	M3, Inc. (Health Care)	1,315,653
684,342	Marubeni Corp. (Industrials)	9,757,072
48,636	MatsukiyoCocokara & Co. (Consumer Staples)	2,600,372
631,157	Mazda Motor Corp. (Consumer Discretionary)	5,393,848
60,838	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	2,495,092
60,709	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,357,876
146,955	MISUMI Group, Inc. (Industrials)	3,208,050
375,784	Mitsubishi Chemical Group Corp. (Materials)	2,106,800
277,957	Mitsubishi Corp. (Industrials)	11,113,107
214,520	Mitsubishi Electric Corp. (Industrials)	2,792,913
99,400	Mitsubishi Estate Co. Ltd. (Real Estate)	1,140,452
463,205	Mitsubishi HC Capital, Inc. (Financials)	2,509,725
26,777	Mitsubishi Heavy Industries Ltd. (Industrials)	1,131,911
1,115,178	Mitsubishi UFJ Financial Group, Inc. (Financials)	7,443,034
308,294	Mitsui & Co. Ltd. (Industrials)	9,717,831
56,475	Mitsui Fudosan Co. Ltd. (Real Estate)	1,076,224
111,757	Mitsui OSK Lines Ltd. (Industrials)	2,539,659
375,736	Mizuho Financial Group, Inc. (Financials)	5,521,140
325,579	MonotaRO Co. Ltd. (Industrials)	4,520,798
89,890	MS&AD Insurance Group Holdings, Inc. (Financials)	3,086,943
53,018	Murata Manufacturing Co. Ltd. (Information Technology)	3,111,295
136,039	NEC Corp. (Information Technology)	6,377,665
70,882	Nexon Co. Ltd. (Communication Services)	1,443,869

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
62,568	NGK Insulators Ltd. (Industrials)	$ 753,691
111,679	Nintendo Co. Ltd. (Communication Services)	4,744,849
222	Nippon Building Fund, Inc. REIT (Real Estate)	886,634
74,882	Nippon Paint Holdings Co. Ltd. (Materials)	574,016
396	Nippon Prologis REIT, Inc. REIT (Real Estate)	828,195
98,513	Nippon Steel Corp. (Materials)	1,914,698
444,760	Nippon Telegraph & Telephone Corp. (Communication Services)	12,590,100
186,219	Nippon Yusen KK (Industrials)	3,961,894
22,878	Nissan Chemical Corp. (Materials)	992,311
452,728	Nissan Motor Co. Ltd. (Consumer Discretionary)	1,694,388
71,039	Nisshin Seifun Group, Inc. (Consumer Staples)	889,290
22,118	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	1,882,282
33,973	Nitori Holdings Co. Ltd. (Consumer Discretionary)	4,132,492
19,849	Nitto Denko Corp. (Materials)	1,410,733
188,338	Nomura Holdings, Inc. (Financials)	659,180
38,798	Nomura Real Estate Holdings, Inc. (Real Estate)	937,217
1,001	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,174,276
63,694	Nomura Research Institute Ltd. (Information Technology)	1,600,157
69,264	NTT Data Corp. (Information Technology)	990,017
512,380	Obayashi Corp. (Industrials)	4,122,071
5,571	Obic Co. Ltd. (Information Technology)	900,754
208,726	Oji Holdings Corp. (Materials)	802,246
278,658	Olympus Corp. (Health Care)	4,223,300
52,345	Omron Corp. (Information Technology)	3,156,473
117,614	Ono Pharmaceutical Co. Ltd. (Health Care)	2,195,871
47,216	Oracle Corp. Japan (Information Technology)	3,609,254
102,873	Oriental Land Co. Ltd. (Consumer Discretionary)	3,848,672
118,492	ORIX Corp. (Financials)	2,014,657
57,321	Osaka Gas Co. Ltd. (Utilities)	906,288
23,164	Otsuka Corp. (Information Technology)	872,080

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
119,953	Otsuka Holdings Co. Ltd. (Health Care)	$ 4,441,305
69,271	Pan Pacific International Holdings Corp. (Consumer Discretionary)	1,179,513
326,312	Panasonic Holdings Corp. (Consumer Discretionary)	3,411,077
248,082	Persol Holdings Co. Ltd. (Industrials)	4,680,558
279,845	Recruit Holdings Co. Ltd. (Industrials)	8,592,743
310,874	Renesas Electronics Corp. (Information Technology)*	5,095,383
472,483	Resona Holdings, Inc. (Financials)	2,142,347
721,743	Ricoh Co. Ltd. (Information Technology)	6,023,350
53,526	SBI Holdings, Inc. (Financials)	999,913
26,746	Secom Co. Ltd. (Industrials)	1,748,928
171,722	Seiko Epson Corp. (Information Technology)	2,604,437
86,318	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,189,294
103,887	Sekisui House Ltd. (Consumer Discretionary)	2,025,096
157,063	Seven & i Holdings Co. Ltd. (Consumer Staples)	6,570,756
59,183	Shimadzu Corp. (Information Technology)	1,829,944
9,343	Shimano, Inc. (Consumer Discretionary)	1,465,162
206,307	Shimizu Corp. (Industrials)	1,249,227
119,046	Shin-Etsu Chemical Co. Ltd. (Materials)	3,661,315
24,956	Shionogi & Co. Ltd. (Health Care)	1,121,024
153,700	Shiseido Co. Ltd. (Consumer Staples)	6,980,113
230,233	Shizuoka Financial Group, Inc. (Financials)	1,690,721
371,444	SoftBank Corp. (Communication Services)	3,949,326
142,636	SoftBank Group Corp. (Communication Services)	5,589,465
38,285	Sompo Holdings, Inc. (Financials)	1,559,186
64,640	Sony Group Corp. (Consumer Discretionary)	6,088,555
46,100	Square Enix Holdings Co. Ltd. (Communication Services)	2,062,234
333,886	Subaru Corp. (Consumer Discretionary)	5,733,046
73,150	SUMCO Corp. (Information Technology)	1,042,420
314,274	Sumitomo Chemical Co. Ltd. (Materials)	935,748
275,417	Sumitomo Corp. (Industrials)	5,197,272
86,897	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	1,028,720

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
178,206	Sumitomo Mitsui Financial Group, Inc. (Financials)	$ 7,242,269
65,629	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	2,304,049
76,563	Suntory Beverage & Food Ltd. (Consumer Staples)	2,811,210
18,579	Suzuki Motor Corp. (Consumer Discretionary)	611,964
56,422	Sysmex Corp. (Health Care)	3,686,622
119,602	Taisei Corp. (Industrials)	3,796,549
407,914	Takeda Pharmaceutical Co. Ltd. (Health Care)	12,907,618
53,843	Terumo Corp. (Health Care)	1,636,312
52,452	TIS, Inc. (Information Technology)	1,467,898
84,581	Tobu Railway Co. Ltd. (Industrials)	2,209,646
29,321	Toho Co. Ltd. (Communication Services)	1,152,148
223,779	Tokio Marine Holdings, Inc. (Financials)	5,035,688
62,620	Tokyo Electron Ltd. (Information Technology)	8,656,947
204,385	Tokyo Gas Co. Ltd. (Utilities)	4,343,264
177,325	Tokyu Corp. (Industrials)	2,287,082
132,919	TOPPAN, Inc. (Industrials)	2,837,901
211,392	Toray Industries, Inc. (Materials)	1,115,401
32,384	Toshiba Corp. (Industrials)	1,042,806
62,803	Tosoh Corp. (Materials)	721,460
26,602	TOTO Ltd. (Industrials)	806,352
693,640	Toyota Motor Corp. (Consumer Discretionary)	9,475,088
40,858	Toyota Tsusho Corp. (Industrials)	1,795,570
44,199	Trend Micro, Inc. (Information Technology)	2,100,572
58,387	Unicharm Corp. (Consumer Staples)	2,218,635
95,386	USS Co. Ltd. (Consumer Discretionary)	1,549,088
234,015	Welcia Holdings Co. Ltd. (Consumer Staples)	4,937,739
41,711	West Japan Railway Co. (Industrials)	1,743,792
38,871	Yakult Honsha Co. Ltd. (Consumer Staples)	2,517,858
37,387	Yamaha Motor Co. Ltd. (Consumer Discretionary)	920,526
63,172	Yamato Holdings Co. Ltd. (Industrials)	1,154,336
14,899	Yaskawa Electric Corp. (Industrials)	629,167
103,528	Yokogawa Electric Corp. (Information Technology)	1,950,297

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
279,549	ZOZO, Inc. (Consumer Discretionary)	$ 5,690,422

		611,146,244

Jordan – 0.1%
135,289	Hikma Pharmaceuticals PLC (Health Care)	3,003,939

Luxembourg – 0.4%
440,253	ArcelorMittal (Materials)	10,903,090
35,596	Eurofins Scientific SE (Health Care)	2,339,171

		13,242,261

Macau – 0.1%
142,045	Galaxy Entertainment Group Ltd. (Consumer Discretionary)*	880,948
469,149	Sands China Ltd. (Consumer Discretionary)*	1,519,232

		2,400,180

Netherlands – 4.5%
125,537	ABN AMRO Bank NV (Financials)(b)	1,820,826
502	Adyen NV (Financials)*(b)	817,116
179,258	Aegon NV (Financials)	786,405
21,915	Akzo Nobel NV (Materials)	1,645,731
4,569	Argenx SE (Health Care)*	1,775,971
8,193	ASM International NV (Information Technology)	3,540,991
51,322	ASML Holding NV (Information Technology)	36,740,721
14,270	Euronext NV (Financials)(b)	945,504
51,350	EXOR NV (Financials)*	4,251,439
55,493	Heineken Holding NV (Consumer Staples)	4,706,266
33,558	Heineken NV (Consumer Staples)	3,380,135
7,079	IMCD NV (Industrials)	1,060,720
385,014	ING Groep NV (Financials)	4,723,615
98,937	JDE Peet’s NV (Consumer Staples)	2,866,859
486,896	Koninklijke Ahold Delhaize NV (Consumer Staples)	15,395,913
750,105	Koninklijke KPN NV (Communication Services)	2,573,393
93,041	Koninklijke Philips NV (Health Care)*	1,750,325
53,445	NN Group NV (Financials)	1,921,289
52,629	OCI NV (Materials)	1,166,481
106,305	Randstad NV (Industrials)	5,197,396
975,834	Shell PLC (Energy)	26,855,825

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
67,086	Universal Music Group NV (Communication Services)	$ 1,323,128
100,410	Wolters Kluwer NV (Industrials)	11,432,634

		136,678,683

New Zealand – 0.3%
115,336	Auckland International Airport Ltd. (Industrials)*	613,499
186,314	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	2,596,265
157,698	Mercury NZ Ltd. (Utilities)	620,027
184,080	Meridian Energy Ltd. (Utilities)	585,843
523,624	Spark New Zealand Ltd. (Communication Services)	1,619,384
33,834	Xero Ltd. (Information Technology)*	2,407,430

		8,442,448

Norway – 0.7%
52,636	Aker BP ASA (Energy)	1,139,357
148,759	DNB Bank ASA (Financials)	2,480,440
258,974	Equinor ASA (Energy)	6,594,652
244,622	Gjensidige Forsikring ASA (Financials)	4,094,248
40,399	Kongsberg Gruppen ASA (Industrials)	1,611,907
267,769	Norsk Hydro ASA (Materials)	1,611,956
337,227	Orkla ASA (Consumer Staples)	2,416,860
94,270	Telenor ASA (Communication Services)(a)	964,447

		20,913,867

Portugal – 0.4%
240,437	EDP – Energias de Portugal SA (Utilities)	1,169,377
77,858	Galp Energia SGPS SA (Energy)	821,412
409,869	Jeronimo Martins SGPS SA (Consumer Staples)	9,866,591

		11,857,380

Singapore – 1.6%
561,945	CapitaLand Integrated Commercial Trust REIT (Real Estate)	829,531
148,312	City Developments Ltd. (Real Estate)	738,905
381,862	DBS Group Holdings Ltd. (Financials)	8,540,000
2,191,197	Genting Singapore Ltd. (Consumer Discretionary)	1,633,472
56,545	Jardine Cycle & Carriage Ltd. (Industrials)	1,349,301

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
382,736	Keppel Corp. Ltd. (Industrials)	$ 1,782,533
704,317	Mapletree Logistics Trust REIT (Real Estate)	862,949
872,341	Oversea-Chinese Banking Corp. Ltd. (Financials)	7,900,228
7,310,258	Seatrium Ltd. (Industrials)*	663,661
384,374	Singapore Airlines Ltd. (Industrials)	1,818,531
1,318,591	Singapore Exchange Ltd. (Financials)	9,031,645
1,007,994	Singapore Telecommunications Ltd. (Communication Services)	1,852,534
129,000	STMicroelectronics NV (Information Technology)	5,582,906
246,594	United Overseas Bank Ltd. (Financials)	5,087,133

		47,673,329

South Africa – 0.0%
47,699	Anglo American PLC (Materials)	1,314,493

Spain – 2.5%
9,029	Acciona SA (Utilities)	1,456,387
220,427	ACS Actividades de Construccion y Servicios SA (Industrials)	7,313,116
45,332	Amadeus IT Group SA (Consumer Discretionary)*	3,233,174
982,006	Banco Bilbao Vizcaya Argentaria SA (Financials)	6,407,132
2,544,624	Banco Santander SA (Financials)	8,260,551
531,815	CaixaBank SA (Financials)	1,943,000
22,882	Corp ACCIONA Energias Renovables SA (Utilities)*(a)	759,157
75,138	Enagas SA (Utilities)	1,430,268
72,563	Endesa SA (Utilities)	1,564,981
86,349	Ferrovial SA (Industrials)	2,665,041
735,425	Iberdrola SA (Utilities)	8,938,020
385,357	Industria de Diseno Textil SA (Consumer Discretionary)	12,854,847
78,736	Naturgy Energy Group SA (Utilities)	2,234,496
132,206	Red Electrica Corp. SA (Utilities)	2,233,271
758,620	Repsol SA (Energy)	10,263,228
924,013	Telefonica SA (Communication Services)	3,910,810

		75,467,479

Shares	Description	Value

Common Stocks – (continued)
Sweden – 2.1%
49,670	Alfa Laval AB (Industrials)	$ 1,778,949
77,998	Assa Abloy AB, Class B (Industrials)	1,725,708
346,547	Atlas Copco AB, Class A (Industrials)	5,032,503
237,538	Atlas Copco AB, Class B (Industrials)	2,981,338
71,930	Epiroc AB, Class A (Industrials)	1,255,715
53,443	Epiroc AB, Class B (Industrials)	804,817
113,472	Essity AB, Class B (Consumer Staples)	3,006,848
11,420	Evolution AB (Consumer Discretionary)(b)	1,495,861
32,718	Getinge AB, Class B (Health Care)	750,041
558,233	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	6,946,881
85,273	Hexagon AB, Class B (Information Technology)	985,643
29,962	Holmen AB, Class B (Materials)	1,129,810
126,819	Husqvarna AB, Class B (Industrials)(a)	933,349
49,557	Industrivarden AB, Class A (Financials)	1,329,583
59,714	Industrivarden AB, Class C (Financials)	1,591,664
70,164	Investor AB, Class A (Financials)	1,438,273
182,064	Investor AB, Class B (Financials)	3,691,097
23,033	L E Lundbergforetagen AB, Class B (Financials)	955,299
35,625	Lifco AB, Class B (Industrials)	749,907
155,364	Nibe Industrier AB, Class B (Industrials)	1,478,182
17,242	Saab AB, Class B (Industrials)	935,956
57,196	Sandvik AB (Industrials)	1,001,913
186,129	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,940,198
81,385	Svenska Cellulosa AB SCA, Class B (Materials)	1,076,050
250,922	Svenska Handelsbanken AB, Class A (Financials)	1,976,740
160,786	Swedbank AB, Class A (Financials)	2,453,096
86,312	Swedish Orphan Biovitrum AB (Health Care)*	1,728,841
185,436	Tele2 AB, Class B (Communication Services)	1,679,958
682,655	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	3,520,030
602,494	Telia Co. AB (Communication Services)	1,398,896
81,363	Volvo AB, Class A (Industrials)	1,563,926
174,824	Volvo AB, Class B (Industrials)	3,216,629

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
354,128	Volvo Car AB, Class B (Consumer Discretionary)*	$ 1,213,008

		63,766,709

Switzerland – 4.8%
153,613	ABB Ltd. (Industrials)	5,588,982
26,707	Adecco Group AG (Industrials)	793,483
26,637	Alcon, Inc. (Health Care)	2,058,929
17,162	Baloise Holding AG (Financials)	2,626,444
25,863	Banque Cantonale Vaudoise (Financials)	2,592,949
994	Barry Callebaut AG (Consumer Staples)	2,001,809
10,689	BKW AG (Utilities)	1,909,439
368	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	4,383,876
55,454	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	8,768,666
41,709	Clariant AG (Materials)*	599,069
13,732	DSM-Firmenich AG (Materials)*	1,523,113
3,388	EMS-Chemie Holding AG (Materials)	2,612,853
7,727	Geberit AG (Industrials)	4,077,564
562	Givaudan SA (Materials)	1,841,877
11,508	Helvetia Holding AG (Financials)	1,627,724
27,233	Julius Baer Group Ltd. (Financials)	1,657,544
33,455	Kuehne + Nagel International AG (Industrials)	9,482,241
66,642	Logitech International SA (Information Technology)	4,254,474
2,766	Lonza Group AG (Health Care)	1,722,869
326,418	Novartis AG (Health Care)	31,122,456
8,048	Partners Group Holding AG (Financials)	7,226,165
7,199	Schindler Holding AG (Industrials)	1,437,989
6,227	Schindler Holding AG Participation Certificates (Industrials)	1,284,704
69,406	SGS SA (Industrials)	6,137,703
5,026	Sika AG (Materials)	1,365,704
6,162	Sonova Holding AG (Health Care)	1,573,277
39,947	Straumann Holding AG (Health Care)	5,816,273
13,947	Swatch Group AG (The) – Bearer (Consumer Discretionary)	4,128,489
62,866	Swatch Group AG (The) – Registered (Consumer Discretionary)	3,514,142
6,203	Swiss Life Holding AG (Financials)	3,569,193
20,029	Swiss Prime Site AG (Real Estate)	1,683,781

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
4,335	Swisscom AG (Communication Services)	$ 2,735,249
308,118	UBS Group AG (Financials)	5,810,813
5,370	VAT Group AG (Industrials)(b)	2,204,628
15,920	Zurich Insurance Group AG (Financials)	7,418,826

		147,153,297

United Kingdom – 10.5%
302,151	3i Group PLC (Financials)	7,323,078
388,760	abrdn PLC (Financials)	956,431
247,445	Admiral Group PLC (Financials)	7,130,392
23,590	Ashtead Group PLC (Industrials)	1,432,636
165,756	Associated British Foods PLC (Consumer Staples)	3,750,273
211,263	AstraZeneca PLC (Health Care)	30,530,489
1,194,194	Auto Trader Group PLC (Communication Services)(b)	9,324,536
268,013	Aviva PLC (Financials)	1,309,436
512,944	BAE Systems PLC (Industrials)	5,900,968
2,188,413	Barclays PLC (Financials)	4,104,826
1,032,765	Barratt Developments PLC (Consumer Discretionary)	5,923,885
59,377	Berkeley Group Holdings PLC (Consumer Discretionary)	2,889,218
2,617,417	BP PLC (Energy)	14,705,182
344,135	British American Tobacco PLC (Consumer Staples)	10,895,484
82,281	Bunzl PLC (Industrials)	3,206,224
383,271	Burberry Group PLC (Consumer Discretionary)	10,232,068
1,470,079	Centrica PLC (Utilities)	2,143,603
897,491	CK Hutchison Holdings Ltd. (Industrials)	5,428,569
343,413	CNH Industrial NV (Industrials)	4,375,047
73,678	Coca-Cola Europacific Partners PLC (Consumer Staples)	4,596,770
292,364	Compass Group PLC (Consumer Discretionary)	7,979,083
15,511	Croda International PLC (Materials)	1,172,685
42,809	DCC PLC (Industrials)	2,439,054
234,856	Diageo PLC (Consumer Staples)	9,742,472
86,344	Entain PLC (Consumer Discretionary)	1,411,526
43,750	Halma PLC (Information Technology)	1,306,251
465,031	Hargreaves Lansdown PLC (Financials)	4,623,558
1,866,450	HSBC Holdings PLC (Financials)	13,659,916

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
264,680	Imperial Brands PLC (Consumer Staples)	$ 5,560,356
290,188	Informa PLC (Communication Services)	2,506,825
30,622	InterContinental Hotels Group PLC (Consumer Discretionary)	1,999,360
27,529	Intertek Group PLC (Industrials)	1,417,323
3,121,313	J Sainsbury PLC (Consumer Staples)	10,468,318
3,997,353	JD Sports Fashion PLC (Consumer Discretionary)	7,530,570
1,382,180	Kingfisher PLC (Consumer Discretionary)	3,957,203
94,465	Land Securities Group PLC REIT (Real Estate)	704,822
1,133,546	Legal & General Group PLC (Financials)	3,204,618
12,214,603	Lloyds Banking Group PLC (Financials)	6,686,803
38,283	London Stock Exchange Group PLC (Financials)	4,056,802
236,952	National Grid PLC (Utilities)	3,248,084
790,258	NatWest Group PLC (Financials)	2,542,643
73,471	Next PLC (Consumer Discretionary)	5,778,669
98,865	Pearson PLC (Consumer Discretionary)	978,061
241,240	Phoenix Group Holdings PLC (Financials)	1,651,638
74,842	Reckitt Benckiser Group PLC (Consumer Staples)	5,793,742
288,772	RELX PLC (Industrials)	8,983,397
295,528	Rentokil Initial PLC (Industrials)	2,339,049
931,383	Rolls-Royce Holdings PLC (Industrials)*	1,654,193
804,457	Sage Group PLC (The) (Information Technology)	8,684,259
124,999	Schroders PLC (Financials)	705,833
55,601	Severn Trent PLC (Utilities)	1,910,928
227,741	Smith & Nephew PLC (Health Care)	3,392,794
118,270	Smiths Group PLC (Industrials)	2,354,138
9,055	Spirax-Sarco Engineering PLC (Industrials)	1,226,088
153,373	SSE PLC (Utilities)	3,576,555
277,781	St James’s Place PLC (Financials)	3,838,744
320,469	Standard Chartered PLC (Financials)	2,516,593
1,091,501	Taylor Wimpey PLC (Consumer Discretionary)	1,544,906
2,337,322	Tesco PLC (Consumer Staples)	7,555,060
266,428	Unilever PLC (Consumer Staples)	13,304,204
144,893	United Utilities Group PLC (Utilities)	1,818,253
4,792,286	Vodafone Group PLC (Communication Services)	4,536,044
15,248	Whitbread PLC (Consumer Discretionary)	621,001

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
136,056	Wise PLC, Class A (Financials)*		$ 978,716
79,682	WPP PLC (Communication Services)		843,195

			318,963,447

United States – 5.6%
37,199	BRP, Inc. (Consumer Discretionary)		2,641,121
40,720	CSL Ltd. (Health Care)		8,073,975
142,998	Experian PLC (Industrials)		5,019,206
693,541	GSK PLC (Health Care)		11,573,321
596,066	Haleon PLC (Consumer Staples)		2,350,749
96,409	Holcim AG (Materials)*		5,920,693
91,696	James Hardie Industries PLC CDI (Materials)*		2,248,433
7,126	Monday.com Ltd. (Information Technology)*		1,284,105
382,632	Nestle SA (Consumer Staples)		45,163,259
59,117	QIAGEN NV (Health Care)*		2,660,271
13,860	Roche Holding AG (Health Care)(a)		4,654,619
121,954	Roche Holding AG (Health Care)		38,447,894
173,549	Sanofi (Health Care)(a)		17,554,759
66,664	Schneider Electric SE (Industrials)		11,466,517
344,483	Stellantis NV (Consumer Discretionary)		5,208,388
38,919	Swiss Re AG (Financials)		3,883,598
144,907	Tenaris SA (Energy)		1,802,845

			169,953,753

Zambia – 0.0%
79,407	First Quantum Minerals Ltd. (Materials)		1,661,396

TOTAL COMMON STOCKS (Cost $2,809,067,810)			$3,019,338,313

Shares	Description	Rate	Value

Preferred Stocks – 0.3%
Germany – 0.3%
48,225	Bayerische Motoren Werke AG (Consumer Discretionary)	8.75%	$ 4,943,330
36,228	Henkel AG & Co. KGaA (Consumer Staples)	2.48	2,878,935
3,377	Sartorius AG (Health Care)	0.45	1,128,669

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
8,905	Volkswagen AG (Consumer Discretionary)	23.46%	$ 1,106,767

TOTAL PREFERRED STOCKS (Cost $9,813,849)			$ 10,057,701

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,818,881,659)			$3,029,396,014

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 2.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
67,483,623	5.003%		$ 67,483,623
(Cost $67,483,623)

TOTAL INVESTMENTS – 101.6% (Cost $2,886,365,282)			$3,096,879,637

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%			(50,174,973)

NET ASSETS – 100.0%			$3,046,704,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	153	06/16/23	$15,708,510	$(644,329)

Sector Name	% of Market Value
Financials	18.0%
Industrials	15.6
Health Care	12.3
Consumer Staples	12.3
Consumer Discretionary	12.0
Information Technology	7.9
Materials	5.9
Energy	5.4
Communication Services	4.2
Utilities	2.8
Real Estate	1.4
Securities Lending Reinvestment Vehicle	2.2
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Communication Services – 7.6%
1,433	Capcom Co. Ltd.	$ 55,796
3,625	CyberAgent, Inc.	25,634
1,312	Dentsu Group, Inc.	42,070
4,726	Hakuhodo DY Holdings, Inc.	49,454
5,325	KDDI Corp.	163,544
816	Koei Tecmo Holdings Co. Ltd.	13,708
268	Konami Group Corp.	14,175
1,272	Nexon Co. Ltd.	25,911
3,452	Nintendo Co. Ltd.	146,663
5,552	Nippon Telegraph & Telephone Corp.	157,164
10,333	SoftBank Corp.	109,864
3,361	SoftBank Group Corp.	131,707
686	Square Enix Holdings Co. Ltd.	30,687
357	Toho Co. Ltd.	14,028
5,452	Z Holdings Corp.	13,545

		993,950

Consumer Discretionary – 17.7%
444	Aisin Corp.	12,743
2,278	Bandai Namco Holdings, Inc.	53,332
2,099	Bridgestone Corp.(a)	85,303
914	Denso Corp.	56,332
584	Fast Retailing Co. Ltd.	136,600
9,205	Honda Motor Co. Ltd.	263,866
1,521	Iida Group Holdings Co. Ltd.	25,082
2,236	Isuzu Motors Ltd.	25,991
308	Koito Manufacturing Co. Ltd.	5,780
12,273	Mazda Motor Corp.	104,885
975	McDonald’s Holdings Co. Japan Ltd.	39,987
15,776	Nissan Motor Co. Ltd.	59,044
415	Nitori Holdings Co. Ltd.	50,481
180	Open House Group Co. Ltd.	6,905
2,787	Oriental Land Co. Ltd.	104,267
1,830	Pan Pacific International Holdings Corp.	31,160
9,883	Panasonic Holdings Corp.	103,311
1,417	Rakuten Group, Inc.	5,842
1,959	Sekisui Chemical Co. Ltd.	26,991
2,419	Sekisui House Ltd.	47,154
1,197	Sharp Corp.*	6,854
191	Shimano, Inc.	29,952
3,541	Sony Group Corp.	333,533
5,804	Subaru Corp.	99,659
4,729	Sumitomo Electric Industries Ltd.	55,984

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
829	Suzuki Motor Corp.	$ 27,306
31,626	Toyota Motor Corp.	432,010
989	USS Co. Ltd.	16,062
410	Yamaha Corp.	16,228
1,380	Yamaha Motor Co. Ltd.	33,978
1,324	ZOZO, Inc.	26,951

		2,323,573

Consumer Staples – 8.2%
3,342	Aeon Co. Ltd.	66,020
2,268	Ajinomoto Co., Inc.	87,999
2,043	Asahi Group Holdings Ltd.	79,094
4,884	Japan Tobacco, Inc.(a)	106,269
1,518	Kao Corp.	52,988
574	Kikkoman Corp.	33,812
3,646	Kirin Holdings Co. Ltd.	54,267
321	Kobayashi Pharmaceutical Co. Ltd.	18,105
308	Kobe Bussan Co. Ltd.	8,476
333	Kose Corp.	33,368
1,106	MatsukiyoCocokara & Co.	59,133
1,019	MEIJI Holdings Co. Ltd.	22,792
1,267	Nisshin Seifun Group, Inc.	15,861
562	Nissin Foods Holdings Co. Ltd.	47,827
3,494	Seven & i Holdings Co. Ltd.	146,172
1,365	Shiseido Co. Ltd.	61,990
1,164	Suntory Beverage & Food Ltd.	42,739
1,278	Unicharm Corp.	48,562
1,408	Welcia Holdings Co. Ltd.	29,709
921	Yakult Honsha Co. Ltd.	59,658

		1,074,841

Energy – 1.0%
3,756	ENEOS Holdings, Inc.	12,469
254	Idemitsu Kosan Co. Ltd.	4,923
10,191	Inpex Corp.(a)	107,953

		125,345

Financials – 11.2%
4,408	Chiba Bank Ltd. (The)	27,480
5,926	Concordia Financial Group Ltd.	22,904
1,767	Dai-ichi Life Holdings, Inc.	30,284
3,582	Daiwa Securities Group, Inc.	16,229
282	GMO Payment Gateway, Inc.	22,243

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,081	Japan Exchange Group, Inc.	$ 33,967
3,963	Japan Post Bank Co. Ltd.	29,528
21,290	Japan Post Holdings Co. Ltd.	150,020
6,471	Japan Post Insurance Co. Ltd.	97,124
11,473	Mitsubishi HC Capital, Inc.	62,163
33,324	Mitsubishi UFJ Financial Group, Inc.	222,414
10,922	Mizuho Financial Group, Inc.	160,490
1,413	MS&AD Insurance Group Holdings, Inc.	48,524
4,408	Nomura Holdings, Inc.	15,428
2,359	ORIX Corp.	40,109
8,986	Resona Holdings, Inc.	40,744
704	SBI Holdings, Inc.	13,151
4,465	Shizuoka Financial Group, Inc.	32,789
671	Sompo Holdings, Inc.	27,327
4,564	Sumitomo Mitsui Financial Group, Inc.	185,480
1,291	Sumitomo Mitsui Trust Holdings, Inc.	45,323
1,078	T&D Holdings, Inc.	14,675
5,644	Tokio Marine Holdings, Inc.	127,007

		1,465,403

Health Care – 9.7%
1,196	Asahi Intecc Co. Ltd.	22,728
8,759	Astellas Pharma, Inc.	138,392
2,264	Chugai Pharmaceutical Co. Ltd.	60,848
5,846	Daiichi Sankyo Co. Ltd.	189,964
1,188	Eisai Co. Ltd.	75,405
1,242	Hoya Corp.	156,145
1,287	Kyowa Kirin Co. Ltd.	24,687
1,191	M3, Inc.	26,494
413	Nippon Shinyaku Co. Ltd.	18,859
4,501	Olympus Corp.	68,216
2,937	Ono Pharmaceutical Co. Ltd.	54,834
2,251	Otsuka Holdings Co. Ltd.	83,344
920	Shionogi & Co. Ltd.	41,326
684	Sysmex Corp.	44,693
6,875	Takeda Pharmaceutical Co. Ltd.	217,546
1,697	Terumo Corp.	51,573

		1,275,054

Industrials – 21.8%
431	AGC, Inc.(a)	15,702
931	ANA Holdings, Inc.*	20,624
571	BayCurrent Consulting, Inc.	20,884

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
217	Central Japan Railway Co.	$ 26,380
728	Dai Nippon Printing Co. Ltd.	20,712
296	Daifuku Co. Ltd.	5,994
633	Daikin Industries Ltd.	120,334
747	East Japan Railway Co.	41,105
1,787	FANUC Corp.	61,368
286	Fuji Electric Co. Ltd.	12,016
1,205	Hankyu Hanshin Holdings, Inc.	38,251
181	Hikari Tsushin, Inc.	26,130
148	Hitachi Construction Machinery Co. Ltd.	3,655
3,237	Hitachi Ltd.	186,414
523	Hoshizaki Corp.	18,792
4,608	ITOCHU Corp.	155,705
2,046	Japan Airlines Co. Ltd.	39,041
2,363	Kajima Corp.	33,065
927	Kawasaki Kisen Kaisha Ltd.	20,801
281	Keio Corp.	9,875
984	Keisei Electric Railway Co. Ltd.	37,680
1,098	Kintetsu Group Holdings Co. Ltd.	36,269
2,317	Komatsu Ltd.	54,594
1,197	Kubota Corp.	16,509
402	Kurita Water Industries Ltd.	16,429
961	Lixil Corp.	12,381
127	Makita Corp.	3,436
11,512	Marubeni Corp.	164,133
404	MINEBEA MITSUMI, Inc.	7,775
1,345	MISUMI Group, Inc.	29,362
6,040	Mitsubishi Corp.	241,488
6,056	Mitsubishi Electric Corp.	78,845
531	Mitsubishi Heavy Industries Ltd.	22,446
6,398	Mitsui & Co. Ltd.	201,673
799	Mitsui OSK Lines Ltd.	18,157
1,934	MonotaRO Co. Ltd.	26,854
1,501	NGK Insulators Ltd.	18,081
528	NIDEC Corp.	26,227
827	NIPPON EXPRESS HOLDINGS, Inc.	46,347
2,626	Nippon Yusen KK	55,869
14,019	Obayashi Corp.	112,782
801	Odakyu Electric Railway Co. Ltd.	11,650
2,107	Persol Holdings Co. Ltd.	39,753
4,822	Recruit Holdings Co. Ltd.	148,061
593	Secom Co. Ltd.	38,776
693	SG Holdings Co. Ltd.	10,158

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,254	Shimizu Corp.	$ 19,704
117	SMC Corp.	62,873
4,434	Sumitomo Corp.	83,672
1,143	Taisei Corp.	36,282
1,032	Tobu Railway Co. Ltd.	26,961
3,056	Tokyu Corp.	39,415
1,551	TOPPAN, Inc.	33,115
947	Toshiba Corp.	30,495
657	TOTO Ltd.	19,915
177	Toyota Industries Corp.	10,920
1,717	Toyota Tsusho Corp.	75,456
819	West Japan Railway Co.	34,240
651	Yamato Holdings Co. Ltd.	11,896
571	Yaskawa Electric Corp.	24,113

		2,861,640

Information Technology – 15.0%
798	Advantest Corp.	102,295
628	Azbil Corp.	19,845
2,792	Brother Industries Ltd.	40,447
4,559	Canon, Inc.(a)	112,935
387	Disco Corp.	56,368
1,152	FUJIFILM Holdings Corp.	70,358
728	Fujitsu Ltd.	92,332
803	Hamamatsu Photonics KK	40,864
193	Hirose Electric Co. Ltd.	26,136
512	Ibiden Co. Ltd.	27,924
781	Itochu Techno-Solutions Corp.	20,292
581	Keyence Corp.	281,944
942	Kyocera Corp.	53,439
126	Lasertec Corp.	19,525
1,773	Murata Manufacturing Co. Ltd.	104,046
1,617	NEC Corp.	75,807
1,339	Nomura Research Institute Ltd.	33,639
1,714	NTT Data Corp.	24,499
152	Obic Co. Ltd.	24,576
687	Omron Corp.	41,427
543	Oracle Corp. Japan	41,508
658	Otsuka Corp.	24,772
5,124	Renesas Electronics Corp.*	83,985
6,482	Ricoh Co. Ltd.	54,096
123	Rohm Co. Ltd.	10,397
1,031	SCSK Corp.	16,294

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,106	Seiko Epson Corp.	$ 47,107
1,130	Shimadzu Corp.	34,940
1,619	SUMCO Corp.	23,071
623	TDK Corp.	23,811
1,597	TIS, Inc.	44,693
1,479	Tokyo Electron Ltd.	204,465
959	Trend Micro, Inc.	45,577
2,296	Yokogawa Electric Corp.	43,253

		1,966,667

Materials – 3.8%
2,662	Asahi Kasei Corp.	18,072
4,067	JFE Holdings, Inc.	50,185
120	JSR Corp.	2,890
9,720	Mitsubishi Chemical Group Corp.	54,494
301	Mitsui Chemicals, Inc.	7,594
1,404	Nippon Paint Holdings Co. Ltd.	10,763
453	Nippon Sanso Holdings Corp.	9,273
2,565	Nippon Steel Corp.	49,853
663	Nissan Chemical Corp.	28,757
452	Nitto Denko Corp.	32,125
3,463	Oji Holdings Corp.	13,310
5,545	Shin-Etsu Chemical Co. Ltd.	170,539
3,982	Sumitomo Chemical Co. Ltd.	11,856
155	Sumitomo Metal Mining Co. Ltd.	4,693
4,674	Toray Industries, Inc.	24,662
1,053	Tosoh Corp.	12,097

		501,163

Real Estate – 1.7%
433	Daito Trust Construction Co. Ltd.	41,064
1,377	Daiwa House Industry Co. Ltd.	35,895
6	Daiwa House REIT Investment Corp. REIT	12,561
10	GLP J REIT	10,579
1,590	Hulic Co. Ltd.	13,235
16	Japan Metropolitan Fund Invest REIT	11,291
3	Japan Real Estate Investment Corp. REIT	11,380
1,197	Mitsubishi Estate Co. Ltd.	13,734
1,097	Mitsui Fudosan Co. Ltd.	20,905
3	Nippon Building Fund, Inc. REIT	11,981
4	Nippon Prologis REIT, Inc. REIT	8,366
394	Nomura Real Estate Holdings, Inc.	9,518
10	Nomura Real Estate Master Fund, Inc. REIT	11,731

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
284	Sumitomo Realty & Development Co. Ltd.	$ 6,848

		219,088

Utilities – 1.2%
1,480	Chubu Electric Power Co., Inc.	17,616
1,493	Kansai Electric Power Co., Inc. (The)	17,055
646	Osaka Gas Co. Ltd.	10,214
5,439	Tokyo Gas Co. Ltd.	115,581

		160,466

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $11,945,991)		$12,967,190

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
440,597	5.003%	$ 440,597
(Cost $440,597)

TOTAL INVESTMENTS – 102.3% (Cost $12,386,588)		$13,407,787

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%		(300,033)

NET ASSETS – 100.0%		$13,107,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Topix Index Future	8	06/08/23	$121,734	$8,665

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 8.6%
144	Activision Blizzard, Inc.*	$ 11,549
1,447	Alphabet, Inc., Class A*	177,793
1,425	Alphabet, Inc., Class C*	175,802
1,824	AT&T, Inc.	28,691
28	Charter Communications, Inc., Class A*	9,132
1,293	Comcast Corp., Class A	50,880
71	Electronic Arts, Inc.	9,088
152	Interpublic Group of Cos., Inc. (The)	5,653
569	Meta Platforms, Inc., Class A*	150,626
61	Netflix, Inc.*	24,109
142	Omnicom Group, Inc.	12,523
337	Pinterest, Inc., Class A*	8,068
63	ROBLOX Corp., Class A*	2,637
160	T-Mobile US, Inc.*	21,960
604	Verizon Communications, Inc.	21,521
88	Walt Disney Co. (The)*	7,740
2,500	Warner Bros Discovery, Inc.*	28,200

		745,972

Consumer Discretionary – 8.2%
23	AutoZone, Inc.*	54,897
11	Booking Holdings, Inc.*	27,597
21	Burlington Stores, Inc.*	3,160
49	Darden Restaurants, Inc.	7,768
41	Deckers Outdoor Corp.*	19,475
37	Domino’s Pizza, Inc.	10,724
114	D.R. Horton, Inc.	12,180
456	eBay, Inc.	19,398
199	Etsy, Inc.*	16,129
110	Expedia Group, Inc.*	10,528
121	Garmin Ltd.	12,481
283	Genuine Parts Co.	42,147
181	Home Depot, Inc. (The)	51,304
57	Las Vegas Sands Corp.*	3,142
314	Lennar Corp., Class A	33,636
334	LKQ Corp.	17,619
135	Lowe’s Cos., Inc.	27,153
94	McDonald’s Corp.	26,800
643	MGM Resorts International	25,263
279	NIKE, Inc., Class B	29,368
4	NVR, Inc.*	22,217
69	O’Reilly Automotive, Inc.*	62,328
48	Pool Corp.	15,179

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
54	PulteGroup, Inc.	$ 3,568
195	Ross Stores, Inc.	20,206
161	Starbucks Corp.	15,720
554	TJX Cos., Inc. (The)	42,542
117	Tractor Supply Co.	24,522
108	Ulta Beauty, Inc.*	44,262
100	Yum! Brands, Inc.	12,869

		714,182

Consumer Staples – 8.3%
174	Archer-Daniels-Midland Co.	12,293
190	Brown-Forman Corp., Class B	11,736
221	Church & Dwight Co., Inc.	20,431
133	Clorox Co. (The)	21,038
758	Coca-Cola Co. (The)	45,222
306	Colgate-Palmolive Co.	22,760
331	Conagra Brands, Inc.	11,542
79	Constellation Brands, Inc., Class A	19,195
107	Dollar General Corp.	21,517
119	Dollar Tree, Inc.*	16,051
122	Estee Lauder Cos., Inc. (The), Class A	22,452
337	General Mills, Inc.	28,362
153	Hershey Co. (The)	39,734
135	Hormel Foods Corp.	5,164
100	J M Smucker Co. (The)	14,659
271	Kellogg Co.	18,095
681	Keurig Dr Pepper, Inc.	21,193
98	Kimberly-Clark Corp.	13,159
413	Kraft Heinz Co. (The)	15,785
120	Lamb Weston Holdings, Inc.	13,344
88	McCormick & Co., Inc.	7,544
393	Mondelez International, Inc., Class A	28,850
548	Monster Beverage Corp.*	32,124
343	PepsiCo, Inc.	62,546
483	Procter & Gamble Co. (The)	68,827
277	Sysco Corp.	19,376
92	Target Corp.	12,046
539	Walgreens Boots Alliance, Inc.	16,369
516	Walmart, Inc.	75,785

		717,199

Financials – 12.1%
386	Aflac, Inc.	24,785

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
22	Allstate Corp. (The)	$ 2,386
155	American Express Co.	24,577
568	American International Group, Inc.	30,007
65	Ameriprise Financial, Inc.	19,401
59	Aon PLC, Class A	18,189
151	Apollo Global Management, Inc.	10,094
297	Arch Capital Group Ltd.*	20,701
39	Ares Management Corp., Class A	3,397
50	Arthur J Gallagher & Co.	10,017
1,341	Bank of America Corp.	37,266
452	Bank of New York Mellon Corp. (The)	18,170
220	Berkshire Hathaway, Inc., Class B*	70,638
10	BlackRock, Inc.	6,576
119	Brown & Brown, Inc.	7,417
387	Capital One Financial Corp.	40,329
64	Cboe Global Markets, Inc.	8,475
205	Charles Schwab Corp. (The)	10,801
85	Chubb Ltd.	15,793
677	Citigroup, Inc.	30,005
152	Citizens Financial Group, Inc.	3,919
42	CME Group, Inc.	7,508
191	Discover Financial Services	19,623
17	Everest Re Group Ltd.	5,780
6	FactSet Research Systems, Inc.	2,309
88	Fifth Third Bancorp	2,136
173	Fiserv, Inc.*	19,409
46	FleetCor Technologies, Inc.*	10,421
194	Hartford Financial Services Group, Inc. (The)	13,293
385	Huntington Bancshares, Inc.	3,969
56	Intercontinental Exchange, Inc.	5,933
45	Jack Henry & Associates, Inc.	6,880
675	JPMorgan Chase & Co.	91,604
544	KeyCorp	5,081
36	LPL Financial Holdings, Inc.	7,012
31	M&T Bank Corp.	3,694
4	Markel Group, Inc.*	5,259
14	MarketAxess Holdings, Inc.	3,814
157	Marsh & McLennan Cos., Inc.	27,189
169	Mastercard, Inc., Class A	61,688
256	MetLife, Inc.	12,685
46	Moody’s Corp.	14,577
199	Morgan Stanley	16,270
13	MSCI, Inc.	6,117
155	Nasdaq, Inc.	8,579

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
37	Northern Trust Corp.	$ 2,661
39	PNC Financial Services Group, Inc. (The)	4,517
374	Principal Financial Group, Inc.	24,482
131	Progressive Corp. (The)	16,756
17	Prudential Financial, Inc.	1,338
130	Raymond James Financial, Inc.	11,746
158	Regions Financial Corp.	2,729
17	S&P Global, Inc.	6,246
297	State Street Corp.	20,202
1,175	Synchrony Financial	36,378
59	T. Rowe Price Group, Inc.	6,322
89	Travelers Cos., Inc. (The)	15,062
142	Truist Financial Corp.	4,327
149	US Bancorp	4,455
310	Visa, Inc., Class A	68,519
214	W R Berkley Corp.	11,916
681	Wells Fargo & Co.	27,111
57	Willis Towers Watson PLC	12,474

		1,051,014

Health Care – 18.3%
385	Abbott Laboratories	39,270
447	AbbVie, Inc.	61,668
138	Agilent Technologies, Inc.	15,962
53	Align Technology, Inc.*	14,981
86	AmerisourceBergen Corp.	14,633
98	Amgen, Inc.	21,624
412	Avantor, Inc.*	8,215
77	Baxter International, Inc.	3,135
65	Becton Dickinson & Co.	15,714
42	Biogen, Inc.*	12,449
9	BioMarin Pharmaceutical, Inc.*	782
71	Bio-Techne Corp.	5,807
440	Boston Scientific Corp.*	22,651
804	Bristol-Myers Squibb Co.	51,810
417	Centene Corp.*	26,025
31	Charles River Laboratories International, Inc.*	5,995
150	Cigna Group (The)	37,112
21	Cooper Cos., Inc. (The)	7,802
711	CVS Health Corp.	48,369
155	Danaher Corp.	35,591
93	Dexcom, Inc.*	10,905
294	Edwards Lifesciences Corp.*	24,764

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
83	Elevance Health, Inc.	$ 37,169
238	Eli Lilly & Co.	102,212
83	GE HealthCare Technologies, Inc.	6,599
465	Gilead Sciences, Inc.	35,777
32	HCA Healthcare, Inc.	8,454
233	Hologic, Inc.*	18,381
15	Horizon Therapeutics PLC*	1,500
73	Humana, Inc.	36,637
65	IDEXX Laboratories, Inc.*	30,210
4	Illumina, Inc.*	787
225	Incyte Corp.*	13,849
25	Insulet Corp.*	6,856
55	Intuitive Surgical, Inc.*	16,931
80	IQVIA Holdings, Inc.*	15,753
650	Johnson & Johnson	100,789
67	Laboratory Corp. of America Holdings	14,240
144	Medtronic PLC	11,917
738	Merck & Co., Inc.	81,483
25	Mettler-Toledo International, Inc.*	33,047
200	Moderna, Inc.*	25,542
12	Molina Healthcare, Inc.*	3,287
1,798	Pfizer, Inc.	68,360
155	Quest Diagnostics, Inc.	20,561
46	Regeneron Pharmaceuticals, Inc.*	33,836
88	ResMed, Inc.	18,550
100	Revvity, Inc.	11,532
467	Royalty Pharma PLC, Class A	15,290
31	STERIS PLC	6,199
83	Stryker Corp.	22,873
6	Teleflex, Inc.	1,409
96	Thermo Fisher Scientific, Inc.	48,812
206	UnitedHealth Group, Inc.	100,371
103	Vertex Pharmaceuticals, Inc.*	33,328
5,369	Viatris, Inc.	49,126
82	Waters Corp.*	20,600
36	West Pharmaceutical Services, Inc.	12,047
123	Zimmer Biomet Holdings, Inc.	15,663
139	Zoetis, Inc.	22,658

		1,587,899

Industrials – 6.8%
30	3M Co.	2,799
47	AMETEK, Inc.	6,818

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
45	Automatic Data Processing, Inc.	$ 9,405
36	Axon Enterprise, Inc.*	6,945
338	Builders FirstSource, Inc.*	39,191
81	Carlisle Cos., Inc.	17,208
310	Carrier Global Corp.	12,679
104	C.H. Robinson Worldwide, Inc.	9,832
45	Cintas Corp.	21,246
147	Copart, Inc.*	12,876
552	CSX Corp.	16,930
23	Deere & Co.	7,957
82	Delta Air Lines, Inc.*	2,979
6	Dover Corp.	800
159	Expeditors International of Washington, Inc.	17,539
630	Fastenal Co.	33,925
55	FedEx Corp.	11,989
183	General Electric Co.	18,580
136	Graco, Inc.	10,403
381	Howmet Aerospace, Inc.	16,288
66	IDEX Corp.	13,145
82	Illinois Tool Works, Inc.	17,936
40	J.B. Hunt Transport Services, Inc.	6,679
171	Masco Corp.	8,263
50	Norfolk Southern Corp.	10,409
60	Old Dominion Freight Line, Inc.	18,626
307	Otis Worldwide Corp.	24,410
12	PACCAR, Inc.	825
84	Parker-Hannifin Corp.	26,917
76	Paychex, Inc.	7,975
110	Republic Services, Inc.	15,579
37	Rockwell Automation, Inc.	10,308
30	Snap-on, Inc.	7,466
223	SS&C Technologies Holdings, Inc.	12,256
142	Uber Technologies, Inc.*	5,386
53	Union Pacific Corp.	10,204
527	United Airlines Holdings, Inc.*	25,014
139	United Parcel Service, Inc., Class B	23,213
33	United Rentals, Inc.	11,015
10	Verisk Analytics, Inc.	2,191
99	Waste Management, Inc.	16,030
11	Westinghouse Air Brake Technologies Corp.	1,019
41	W.W. Grainger, Inc.	26,610
82	Xylem, Inc.	8,216

		586,081

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 32.2%
185	Accenture PLC, Class A	$ 56,595
103	Adobe, Inc.*	43,032
391	Advanced Micro Devices, Inc.*	46,220
207	Akamai Technologies, Inc.*	19,069
260	Amphenol Corp., Class A	19,617
135	Analog Devices, Inc.	23,988
6	ANSYS, Inc.*	1,942
3,898	Apple, Inc.	690,920
394	Applied Materials, Inc.	52,520
168	Arista Networks, Inc.*	27,945
63	Atlassian Corp., Class A*	11,390
33	Autodesk, Inc.*	6,580
86	Broadcom, Inc.	69,485
114	Cadence Design Systems, Inc.*	26,324
74	CDW Corp.	12,705
1,293	Cisco Systems, Inc.	64,223
406	Cognizant Technology Solutions Corp., Class A	25,371
170	Corning, Inc.	5,238
51	Enphase Energy, Inc.*	8,868
6	EPAM Systems, Inc.*	1,540
27	Fair Isaac Corp.*	21,267
57	First Solar, Inc.*	11,569
272	Fortinet, Inc.*	18,586
85	Gartner, Inc.*	29,143
283	Gen Digital, Inc.	4,964
125	GoDaddy, Inc., Class A*	9,173
1,115	Hewlett Packard Enterprise Co.	16,078
19	HubSpot, Inc.*	9,842
533	Intel Corp.	16,758
275	International Business Machines Corp.	35,362
67	Intuit, Inc.	28,081
193	Keysight Technologies, Inc.*	31,227
74	KLA Corp.	32,781
67	Lam Research Corp.	41,319
197	Lattice Semiconductor Corp.*	16,018
223	Marvell Technology, Inc.	13,043
305	Microchip Technology, Inc.	22,954
114	Micron Technology, Inc.	7,775
1,839	Microsoft Corp.	603,909
32	Monolithic Power Systems, Inc.	15,677
120	Motorola Solutions, Inc.	33,830
375	NetApp, Inc.	24,881
544	NVIDIA Corp.	205,817

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
370	ON Semiconductor Corp.*	$ 30,932
248	Oracle Corp.	26,273
49	Palo Alto Networks, Inc.*	10,456
23	PTC, Inc.*	3,091
407	QUALCOMM, Inc.	46,158
12	Roper Technologies, Inc.	5,451
168	Salesforce, Inc.*	37,528
18	ServiceNow, Inc.*	9,806
189	Skyworks Solutions, Inc.	19,563
10	Splunk, Inc.*	993
33	Synopsys, Inc.*	15,014
2	Teledyne Technologies, Inc.*	777
267	Teradyne, Inc.	26,751
244	Texas Instruments, Inc.	42,427
193	Trimble, Inc.*	9,007
89	VeriSign, Inc.*	19,875
76	VMware, Inc., Class A*	10,358
33	Zebra Technologies Corp., Class A*	8,665
113	Zoom Video Communications, Inc., Class A*	7,586

		2,794,337

Materials – 1.5%
32	Air Products and Chemicals, Inc.	8,612
19	Albemarle Corp.	3,677
31	Avery Dennison Corp.	4,995
228	Corteva, Inc.	12,196
58	DuPont de Nemours, Inc.	3,897
37	Ecolab, Inc.	6,107
60	FMC Corp.	6,245
142	Freeport-McMoRan, Inc.	4,876
60	Linde PLC	21,220
211	Mosaic Co. (The)	6,743
101	Nucor Corp.	13,338
34	Packaging Corp. of America	4,217
12	PPG Industries, Inc.	1,575
49	RPM International, Inc.	3,910
54	Sherwin-Williams Co. (The)	12,300
113	Steel Dynamics, Inc.	10,385
18	Vulcan Materials Co.	3,519

		127,812

Real Estate – 3.3%
69	Alexandria Real Estate Equities, Inc. REIT	7,829

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
30	American Tower Corp. REIT	$ 5,533
58	AvalonBay Communities, Inc. REIT	10,091
167	Camden Property Trust REIT	17,446
29	Crown Castle, Inc. REIT	3,283
20	Digital Realty Trust, Inc. REIT	2,049
10	Equinix, Inc. REIT	7,455
68	Equity LifeStyle Properties, Inc. REIT	4,296
158	Equity Residential REIT	9,606
51	Essex Property Trust, Inc. REIT	11,019
21	Extra Space Storage, Inc. REIT	3,030
260	Gaming and Leisure Properties, Inc. REIT	12,516
366	Healthpeak Properties, Inc. REIT	7,305
1,426	Host Hotels & Resorts, Inc. REIT	23,672
147	Invitation Homes, Inc. REIT	4,980
150	Iron Mountain, Inc. REIT	8,013
678	Kimco Realty Corp. REIT	12,462
76	Mid-America Apartment Communities, Inc. REIT	11,177
63	Prologis, Inc. REIT	7,847
19	Public Storage REIT	5,383
211	Realty Income Corp. REIT	12,542
11	SBA Communications Corp. REIT	2,440
87	Simon Property Group, Inc. REIT	9,148
134	Sun Communities, Inc. REIT	16,968
180	UDR, Inc. REIT	7,141
258	Ventas, Inc. REIT	11,130
690	VICI Properties, Inc. REIT	21,342
86	Welltower, Inc. REIT	6,416
394	Weyerhaeuser Co. REIT	11,292
147	W.P. Carey, Inc. REIT	10,196

		283,607

Utilities – 0.4%
10	American Water Works Co., Inc.	1,445
179	Edison International	12,086

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
285	NextEra Energy, Inc.	$ 20,936

		34,467

TOTAL INVESTMENTS – 99.7% (Cost $8,847,412)		$8,642,570

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		23,555

NET ASSETS – 100.0%		$8,666,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 7.7%
145,316	Activision Blizzard, Inc.*	$ 11,654,343
1,587,051	Alphabet, Inc., Class A*	195,000,956
1,498,177	Alphabet, Inc., Class C*	184,830,096
1,621,706	AT&T, Inc.	25,509,435
33,273	Charter Communications, Inc., Class A*	10,851,989
1,416,619	Comcast Corp., Class A	55,743,958
164,489	Electronic Arts, Inc.	21,054,592
204,948	Interpublic Group of Cos., Inc. (The)	7,622,016
668,029	Meta Platforms, Inc., Class A*	176,840,637
57,929	Netflix, Inc.*	22,895,279
154,031	Omnicom Group, Inc.	13,583,994
375,139	Pinterest, Inc., Class A*	8,980,828
158,126	T-Mobile US, Inc.*	21,702,794
702,869	Verizon Communications, Inc.	25,043,222
126,541	Walt Disney Co. (The)*	11,130,546
2,938,157	Warner Bros Discovery, Inc.*	33,142,411

		825,587,096

Consumer Discretionary – 11.5%
2,262,072	Amazon.com, Inc.*	272,760,642
25,807	AutoZone, Inc.*	61,597,180
329,081	Best Buy Co., Inc.	23,914,316
11,713	Booking Holdings, Inc.*	29,385,223
15,066	Burlington Stores, Inc.*	2,266,830
2,293	Chipotle Mexican Grill, Inc.*	4,761,392
78,589	Darden Restaurants, Inc.	12,457,928
34,346	Deckers Outdoor Corp.*	16,314,350
78,608	Domino’s Pizza, Inc.	22,784,529
69,835	D.R. Horton, Inc.	7,461,171
395,058	eBay, Inc.	16,805,767
103,463	Etsy, Inc.*	8,385,676
186,065	Expedia Group, Inc.*	17,808,281
398,531	Ford Motor Co.	4,782,372
111,295	Garmin Ltd.	11,480,079
184,838	Genuine Parts Co.	27,527,923
27,700	Hilton Worldwide Holdings, Inc.	3,770,524
337,276	Home Depot, Inc. (The)	95,600,882
83,212	Las Vegas Sands Corp.*	4,587,478
367,978	Lennar Corp., Class A	39,417,803
283,440	LKQ Corp.	14,951,460
317,441	Lowe’s Cos., Inc.	63,846,908
36,021	Marriott International, Inc., Class A	6,043,964
156,364	McDonald’s Corp.	44,580,940

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
588,918	MGM Resorts International	$ 23,138,588
348,700	NIKE, Inc., Class B	36,704,162
1,526	NVR, Inc.*	8,475,740
68,908	O’Reilly Automotive, Inc.*	62,245,286
51,958	Pool Corp.	16,430,678
148,071	PulteGroup, Inc.	9,784,532
91,516	Ross Stores, Inc.	9,482,888
194,394	Starbucks Corp.	18,980,630
2,556,115	Stellantis NV	39,108,560
417,997	Tesla, Inc.*	85,242,128
348,772	TJX Cos., Inc. (The)	26,782,202
154,467	Tractor Supply Co.	32,374,739
64,997	Ulta Beauty, Inc.*	26,637,721
231,780	Yum! Brands, Inc.	29,827,768

		1,238,509,240

Consumer Staples – 9.2%
493,836	Altria Group, Inc.	21,936,195
431,683	Archer-Daniels-Midland Co.	30,498,404
222,834	Brown-Forman Corp., Class B	13,764,456
65,520	Bunge Ltd.	6,069,773
157,980	Church & Dwight Co., Inc.	14,605,251
146,780	Clorox Co. (The)	23,217,660
680,952	Coca-Cola Co. (The)	40,625,596
390,611	Colgate-Palmolive Co.	29,053,646
385,350	Conagra Brands, Inc.	13,437,155
53,045	Constellation Brands, Inc., Class A	12,888,344
152,405	Costco Wholesale Corp.	77,964,302
120,203	Dollar General Corp.	24,171,621
151,981	Dollar Tree, Inc.*	20,499,197
126,697	Estee Lauder Cos., Inc. (The), Class A	23,316,049
237,090	General Mills, Inc.	19,953,494
158,455	Hershey Co. (The)	41,150,764
205,142	Hormel Foods Corp.	7,846,682
92,392	J M Smucker Co. (The)	13,543,743
174,541	Kellogg Co.	11,654,103
581,902	Keurig Dr Pepper, Inc.	18,108,790
160,048	Kimberly-Clark Corp.	21,491,246
547,613	Kraft Heinz Co. (The)	20,929,769
1,244,107	Kroger Co. (The)	56,395,370
128,112	Lamb Weston Holdings, Inc.	14,246,054
95,621	McCormick & Co., Inc.	8,197,588
272,475	Mondelez International, Inc., Class A	20,002,390

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
453,523	Monster Beverage Corp.*	$ 26,585,518
386,569	PepsiCo, Inc.	70,490,857
484,473	Philip Morris International, Inc.	43,607,415
528,042	Procter & Gamble Co. (The)	75,245,985
272,659	Sysco Corp.	19,072,497
188,088	Target Corp.	24,626,362
328,420	Tyson Foods, Inc., Class A	16,631,189
645,149	Walgreens Boots Alliance, Inc.	19,593,175
593,301	Walmart, Inc.	87,138,118

		988,558,758

Energy – 3.6%
238,766	APA Corp.	7,587,983
64,145	Cheniere Energy, Inc.	8,965,547
316,965	Chevron Corp.	47,741,268
207,706	ConocoPhillips	20,625,206
242,744	Coterra Energy, Inc.	5,643,798
268,416	Devon Energy Corp.	12,373,978
74,213	Diamondback Energy, Inc.	9,436,183
123,611	EOG Resources, Inc.	13,262,224
331,501	EQT Corp.	11,526,290
894,431	Exxon Mobil Corp.	91,392,960
64,107	Hess Corp.	8,120,434
525,313	Kinder Morgan, Inc.	8,462,792
350,612	Marathon Oil Corp.	7,769,562
281,346	Marathon Petroleum Corp.	29,516,009
284,591	Occidental Petroleum Corp.	16,409,517
129,779	ONEOK, Inc.	7,353,278
210,555	Phillips 66	19,288,943
54,114	Pioneer Natural Resources Co.	10,792,496
151,296	Schlumberger NV	6,480,008
43,015	Targa Resources Corp.	2,927,171
4,446	Texas Pacific Land Corp.	5,796,250
280,202	Valero Energy Corp.	29,992,822
266,986	Williams Cos., Inc. (The)	7,651,819

		389,116,538

Financials – 9.8%
233,600	Aflac, Inc.	14,999,456
53,234	Allstate Corp. (The)	5,773,227
111,394	American Express Co.	17,662,633
495,554	American International Group, Inc.	26,180,118
57,131	Ameriprise Financial, Inc.	17,051,890

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
67,936	Aon PLC, Class A	$ 20,943,989
192,020	Apollo Global Management, Inc.	12,836,537
260,647	Arch Capital Group Ltd.*	18,167,096
57,129	Ares Management Corp., Class A	4,975,365
106,783	Arthur J Gallagher & Co.	21,391,838
1,272,626	Bank of America Corp.	35,366,277
466,794	Bank of New York Mellon Corp. (The)	18,765,119
204,853	Berkshire Hathaway, Inc., Class B*	65,774,201
14,997	BlackRock, Inc.	9,861,277
94,189	Brown & Brown, Inc.	5,870,800
376,117	Capital One Financial Corp.	39,195,153
73,054	Cboe Global Markets, Inc.	9,673,811
245,573	Charles Schwab Corp. (The)	12,939,241
75,113	Chubb Ltd.	13,955,995
30,303	Cincinnati Financial Corp.	2,924,240
683,250	Citigroup, Inc.	30,281,640
272,437	Citizens Financial Group, Inc.	7,023,426
56,073	CME Group, Inc.	10,023,049
138,907	Discover Financial Services	14,271,305
14,072	Everest Re Group Ltd.	4,784,761
28,891	FactSet Research Systems, Inc.	11,119,857
170,314	Fiserv, Inc.*	19,107,528
27,456	FleetCor Technologies, Inc.*	6,220,157
181,877	Hartford Financial Services Group, Inc. (The)	12,462,212
91,871	Intercontinental Exchange, Inc.	9,733,732
69,348	Jack Henry & Associates, Inc.	10,602,616
621,491	JPMorgan Chase & Co.	84,342,544
281,718	KeyCorp	2,631,246
41,884	LPL Financial Holdings, Inc.	8,158,166
28,702	M&T Bank Corp.	3,420,130
6,551	Markel Group, Inc.*	8,612,796
17,863	MarketAxess Holdings, Inc.	4,866,060
169,669	Marsh & McLennan Cos., Inc.	29,383,277
177,524	Mastercard, Inc., Class A	64,799,810
156,846	MetLife, Inc.	7,771,719
86,954	Moody’s Corp.	27,553,984
143,382	Morgan Stanley	11,722,912
15,843	MSCI, Inc.	7,454,607
149,720	Nasdaq, Inc.	8,287,002
29,240	Northern Trust Corp.	2,102,941
44,015	PNC Financial Services Group, Inc. (The)	5,098,257
328,153	Principal Financial Group, Inc.	21,480,895
202,484	Progressive Corp. (The)	25,899,728

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
90,384	Prudential Financial, Inc.	$ 7,112,317
113,136	Raymond James Financial, Inc.	10,221,838
189,212	Regions Financial Corp.	3,267,691
28,362	S&P Global, Inc.	10,421,050
240,524	State Street Corp.	16,360,442
1,190,400	Synchrony Financial	36,854,784
85,392	Travelers Cos., Inc. (The)	14,451,742
86,427	Truist Financial Corp.	2,633,431
147,592	US Bancorp	4,413,001
335,796	Visa, Inc.	74,220,990
136,509	W R Berkley Corp.	7,600,821
633,092	Wells Fargo & Co.	25,203,393
48,199	Willis Towers Watson PLC	10,548,351

		1,056,834,471

Health Care – 14.6%
330,968	Abbott Laboratories	33,758,736
478,172	AbbVie, Inc.	65,968,609
124,305	Agilent Technologies, Inc.	14,378,359
38,267	Align Technology, Inc.*	10,816,550
16,056	Alnylam Pharmaceuticals, Inc.*	2,970,521
97,437	AmerisourceBergen Corp.	16,578,906
164,838	Amgen, Inc.	36,371,505
160,547	Avantor, Inc.*	3,201,307
82,085	Baxter International, Inc.	3,342,501
40,105	Becton Dickinson & Co.	9,695,785
65,560	Biogen, Inc.*	19,432,640
355,568	Boston Scientific Corp.*	18,304,641
713,896	Bristol-Myers Squibb Co.	46,003,458
203,089	Cardinal Health, Inc.	16,714,225
512,160	Centene Corp.*	31,963,906
20,206	Charles River Laboratories International, Inc.*	3,907,436
181,097	Cigna Group (The)	44,805,209
14,124	Cooper Cos., Inc. (The)	5,247,490
697,575	CVS Health Corp.	47,456,027
131,223	Danaher Corp.	30,131,425
85,373	Dexcom, Inc.*	10,010,838
313,985	Edwards Lifesciences Corp.*	26,446,957
81,142	Elevance Health, Inc.	36,337,010
255,122	Eli Lilly & Co.	109,564,694
61,232	GE HealthCare Technologies, Inc.	4,868,556
399,177	Gilead Sciences, Inc.	30,712,678
20,079	HCA Healthcare, Inc.	5,304,671

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
161,677	Hologic, Inc.*	$ 12,754,699
31,344	Horizon Therapeutics PLC*	3,135,340
60,383	Humana, Inc.	30,304,416
68,249	IDEXX Laboratories, Inc.*	31,720,088
205,627	Incyte Corp.*	12,656,342
31,008	Insulet Corp.*	8,503,944
51,284	Intuitive Surgical, Inc.*	15,787,267
58,493	IQVIA Holdings, Inc.*	11,517,857
682,364	Johnson & Johnson	105,807,362
75,577	Laboratory Corp. of America Holdings	16,062,380
57,438	McKesson Corp.	22,449,068
124,889	Medtronic PLC	10,335,814
673,254	Merck & Co., Inc.	74,333,974
24,878	Mettler-Toledo International, Inc.*	32,885,482
173,570	Moderna, Inc.*	22,166,625
24,951	Molina Healthcare, Inc.*	6,834,079
1,167,021	Pfizer, Inc.	44,370,138
104,303	Quest Diagnostics, Inc.	13,835,793
44,060	Regeneron Pharmaceuticals, Inc.*	32,408,774
58,527	ResMed, Inc.	12,336,906
91,303	Revvity, Inc.	10,529,062
207,711	Royalty Pharma PLC, Class A	6,800,458
90,145	Seagen, Inc.*	17,641,376
27,090	STERIS PLC	5,417,187
66,248	Stryker Corp.	18,256,624
89,792	Thermo Fisher Scientific, Inc.	45,655,640
232,723	UnitedHealth Group, Inc.	113,391,954
36,719	Veeva Systems, Inc., Class A*	6,084,338
101,950	Vertex Pharmaceuticals, Inc.*	32,987,961
5,316,381	Viatris, Inc.	48,644,886
55,181	Waters Corp.*	13,862,571
42,575	West Pharmaceutical Services, Inc.	14,246,872
54,971	Zimmer Biomet Holdings, Inc.	7,000,007
147,312	Zoetis, Inc.	24,013,329

		1,569,033,253

Industrials – 9.3%
143,686	3M Co.	13,407,341
106,154	AMETEK, Inc.	15,399,761
54,804	Automatic Data Processing, Inc.	11,453,488
33,862	Axon Enterprise, Inc.*	6,532,318
65,457	Boeing Co. (The)*	13,464,505
123,774	Booz Allen Hamilton Holding Corp.	12,449,189

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
50,565	Broadridge Financial Solutions, Inc.	$ 7,418,897
522,903	Builders FirstSource, Inc.*	60,630,603
36,071	Carlisle Cos., Inc.	7,662,923
323,907	Carrier Global Corp.	13,247,796
65,313	Caterpillar, Inc.	13,438,150
95,638	C.H. Robinson Worldwide, Inc.	9,041,616
63,423	Cintas Corp.	29,944,535
148,383	Copart, Inc.*	12,996,867
231,758	CSX Corp.	7,108,018
74,182	Cummins, Inc.	15,163,543
39,604	Deere & Co.	13,702,192
72,243	Dover Corp.	9,632,159
79,792	Eaton Corp. PLC	14,035,413
131,646	Emerson Electric Co.	10,226,261
111,684	Expeditors International of Washington, Inc.	12,319,862
670,855	Fastenal Co.	36,125,542
60,270	FedEx Corp.	13,137,655
136,809	Fortive Corp.	8,907,634
101,178	General Dynamics Corp.	20,658,524
249,579	General Electric Co.	25,339,756
104,781	Graco, Inc.	8,014,699
107,826	Honeywell International, Inc.	20,659,462
256,783	Howmet Aerospace, Inc.	10,977,473
49,019	Hubbell, Inc.	13,845,907
48,442	IDEX Corp.	9,647,709
103,443	Illinois Tool Works, Inc.	22,626,087
128,794	Ingersoll Rand, Inc.	7,297,468
55,613	Jacobs Solutions, Inc.	6,095,185
17,645	J.B. Hunt Transport Services, Inc.	2,946,186
124,946	Johnson Controls International PLC	7,459,276
74,842	L3Harris Technologies, Inc.	13,166,205
195,564	Leidos Holdings, Inc.	15,265,726
62,792	Lockheed Martin Corp.	27,880,276
220,812	Masco Corp.	10,669,636
29,879	Norfolk Southern Corp.	6,220,210
36,374	Northrop Grumman Corp.	15,840,513
48,235	Old Dominion Freight Line, Inc.	14,974,073
103,119	Otis Worldwide Corp.	8,198,992
184,994	PACCAR, Inc.	12,723,887
57,602	Parker-Hannifin Corp.	18,457,985
133,182	Paychex, Inc.	13,974,787
59,982	Quanta Services, Inc.	10,651,604
249,629	Raytheon Technologies Corp.	23,000,816

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
135,528	Republic Services, Inc.	$ 19,194,831
30,131	Rockwell Automation, Inc.	8,394,497
27,547	Snap-on, Inc.	6,855,346
439,618	SS&C Technologies Holdings, Inc.	24,161,405
512,552	Textron, Inc.	31,711,592
66,209	Trane Technologies PLC	10,807,295
10,121	TransDigm Group, Inc.	7,830,112
55,339	Union Pacific Corp.	10,653,864
698,204	United Airlines Holdings, Inc.*	33,140,253
139,048	United Parcel Service, Inc., Class B	23,221,016
12,682	United Rentals, Inc.	4,233,125
41,765	Verisk Analytics, Inc.	9,151,129
115,645	Waste Management, Inc.	18,725,238
281,161	Westinghouse Air Brake Technologies Corp.	26,043,943
72,617	W.W. Grainger, Inc.	47,129,885
73,686	Xylem, Inc.	7,383,337

		1,002,675,578

Information Technology – 27.6%
262,257	Accenture PLC, Class A	80,229,661
144,447	Adobe, Inc.*	60,348,512
327,181	Advanced Micro Devices, Inc.*	38,676,066
137,149	Akamai Technologies, Inc.*	12,634,166
167,738	Amphenol Corp., Class A	12,655,832
116,292	Analog Devices, Inc.	20,663,926
14,359	ANSYS, Inc.*	4,646,429
4,117,029	Apple, Inc.	729,743,390
318,718	Applied Materials, Inc.	42,485,109
102,146	Arista Networks, Inc.*	16,990,966
85,546	Atlassian Corp., Class A*	15,465,861
105,202	Autodesk, Inc.*	20,976,227
98,273	Broadcom, Inc.	79,400,653
242,241	Cadence Design Systems, Inc.*	55,935,869
47,322	CDW Corp.	8,124,714
1,031,044	Cisco Systems, Inc.	51,211,956
319,418	Cognizant Technology Solutions Corp., Class A	19,960,431
156,567	Corning, Inc.	4,823,829
25,919	Crowdstrike Holdings, Inc., Class A*	4,150,410
48,946	Datadog, Inc., Class A*	4,645,465
45,672	Enphase Energy, Inc.*	7,941,447
25,594	EPAM Systems, Inc.*	6,567,932
26,512	Fair Isaac Corp.*	20,882,707

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
51,384	First Solar, Inc.*	$ 10,428,897
549,171	Fortinet, Inc.*	37,524,854
70,920	Gartner, Inc.*	24,315,631
255,642	Gen Digital, Inc.	4,483,961
58,605	GoDaddy, Inc., Class A*	4,300,435
1,531,434	Hewlett Packard Enterprise Co.	22,083,278
407,729	HP, Inc.	11,848,605
28,605	HubSpot, Inc.*	14,817,104
605,326	Intel Corp.	19,031,449
308,444	International Business Machines Corp.	39,662,814
71,181	Intuit, Inc.	29,833,381
84,034	Keysight Technologies, Inc.*	13,596,701
46,806	KLA Corp.	20,734,590
68,619	Lam Research Corp.	42,317,337
190,209	Lattice Semiconductor Corp.*	15,465,894
55,353	Marvell Technology, Inc.	3,237,597
156,038	Microchip Technology, Inc.	11,743,420
139,575	Micron Technology, Inc.	9,519,015
1,973,649	Microsoft Corp.	648,126,595
17,203	Monolithic Power Systems, Inc.	8,427,922
93,769	Motorola Solutions, Inc.	26,435,357
187,947	NetApp, Inc.	12,470,283
577,246	NVIDIA Corp.	218,395,252
284,462	ON Semiconductor Corp.*	23,781,023
262,701	Oracle Corp.	27,830,544
113,764	Palo Alto Networks, Inc.*	24,276,100
249,775	QUALCOMM, Inc.	28,326,983
23,243	Roper Technologies, Inc.	10,557,436
201,198	Salesforce, Inc.*	44,943,609
77,082	Seagate Technology Holdings PLC	4,632,628
54,398	ServiceNow, Inc.*	29,634,942
134,510	Skyworks Solutions, Inc.	13,923,130
40,872	Splunk, Inc.*	4,058,181
104,330	Synopsys, Inc.*	47,465,977
23,267	Teledyne Technologies, Inc.*	9,042,720
142,107	Teradyne, Inc.	14,237,700
276,095	Texas Instruments, Inc.	48,007,399
87,399	Trimble, Inc.*	4,078,911
8,880	Tyler Technologies, Inc.*	3,525,005
108,451	VeriSign, Inc.*	24,219,277
100,439	VMware, Inc., Class A*	13,688,831
209,481	Western Digital Corp.*	8,113,199
35,146	Workday, Inc., Class A*	7,450,601

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
20,983	Zebra Technologies Corp., Class A*	$ 5,509,506
105,910	Zoom Video Communications, Inc., Class A*	7,109,738

		2,972,375,370

Materials – 1.8%
40,176	Air Products and Chemicals, Inc.	10,812,969
22,692	Albemarle Corp.	4,391,583
31,034	Avery Dennison Corp.	5,000,508
82,475	CF Industries Holdings, Inc.	5,073,037
208,507	Corteva, Inc.	11,153,039
243,405	Dow, Inc.	11,873,296
45,132	DuPont de Nemours, Inc.	3,032,419
29,626	Ecolab, Inc.	4,889,771
41,172	FMC Corp.	4,285,182
152,042	International Paper Co.	4,476,116
64,864	Linde PLC	22,939,802
35,131	LyondellBasell Industries NV, Class A	3,005,106
9,799	Martin Marietta Materials, Inc.	3,900,394
335,409	Mosaic Co. (The)	10,719,672
256,997	Nucor Corp.	33,939,024
19,177	Packaging Corp. of America	2,378,523
42,946	PPG Industries, Inc.	5,638,380
31,223	Reliance Steel & Aluminum Co.	7,327,414
68,339	RPM International, Inc.	5,452,769
83,335	Sherwin-Williams Co. (The)	18,982,046
156,094	Steel Dynamics, Inc.	14,345,039

		193,616,089

Real Estate – 1.9%
41,077	Alexandria Real Estate Equities, Inc. REIT	4,660,596
32,665	American Tower Corp. REIT	6,024,733
40,501	AvalonBay Communities, Inc. REIT	7,046,364
97,063	Camden Property Trust REIT	10,140,172
157,628	CBRE Group, Inc., Class A*	11,809,490
47,599	Crown Castle, Inc. REIT	5,388,683
8,097	Equinix, Inc. REIT	6,036,718
36,812	Equity LifeStyle Properties, Inc. REIT	2,325,414
124,373	Equity Residential REIT	7,561,878
31,462	Essex Property Trust, Inc. REIT	6,797,680
202,147	Gaming and Leisure Properties, Inc. REIT	9,731,357
146,152	Healthpeak Properties, Inc. REIT	2,917,194
1,177,048	Host Hotels & Resorts, Inc. REIT	19,538,997
159,835	Invitation Homes, Inc. REIT	5,415,210

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
92,632	Iron Mountain, Inc. REIT	$ 4,948,401
46,984	Mid-America Apartment Communities, Inc. REIT	6,909,467
47,137	Prologis, Inc. REIT	5,870,913
23,106	Public Storage REIT	6,545,930
156,791	Realty Income Corp. REIT	9,319,657
12,245	SBA Communications Corp. REIT	2,715,696
32,585	Simon Property Group, Inc. REIT	3,426,313
92,528	Sun Communities, Inc. REIT	11,716,821
160,326	UDR, Inc. REIT	6,360,132
142,007	Ventas, Inc. REIT	6,126,182
412,872	VICI Properties, Inc. REIT	12,770,131
73,618	Welltower, Inc. REIT	5,492,639
425,735	Weyerhaeuser Co. REIT	12,201,565
126,454	W.P. Carey, Inc. REIT	8,770,849

		208,569,182

Utilities – 2.8%
422,026	AES Corp. (The)	8,330,793
184,686	Alliant Energy Corp.	9,503,942
129,325	Ameren Corp.	10,484,378
153,710	American Electric Power Co., Inc.	12,776,375
43,321	American Water Works Co., Inc.	6,257,718
92,430	Atmos Energy Corp.	10,655,330
394,978	CenterPoint Energy, Inc.	11,142,329
123,177	CMS Energy Corp.	7,141,803
177,436	Consolidated Edison, Inc.	16,554,779
131,500	Constellation Energy Corp.	11,048,630
159,004	Dominion Energy, Inc.	7,994,721
88,569	DTE Energy Co.	9,530,024
148,582	Duke Energy Corp.	13,266,887
199,670	Edison International	13,481,718
81,390	Entergy Corp.	7,992,498
189,292	Evergy, Inc.	10,950,542
90,317	Eversource Energy	6,252,646
440,749	Exelon Corp.	17,475,698
276,111	FirstEnergy Corp.	10,323,790
275,450	NextEra Energy, Inc.	20,234,557
143,454	NiSource, Inc.	3,857,478
514,670	PG&E Corp.*	8,718,510
231,135	PPL Corp.	6,055,737
163,902	Public Service Enterprise Group, Inc.	9,793,145
105,323	Sempra Energy	15,117,010

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
249,342	Southern Co. (The)	$ 17,391,605
86,777	WEC Energy Group, Inc.	7,579,971
163,734	Xcel Energy, Inc.	10,690,193

		300,602,807

TOTAL INVESTMENTS – 99.8% (Cost $8,527,104,502)		$10,745,478,382

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		20,230,059

NET ASSETS – 100.0%		$10,765,708,441

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Communication Services – 2.3%
5,330	AMC Networks, Inc., Class A*	$ 60,282
9,798	Arena Group Holdings, Inc. (The)*	41,152
4,768	Bumble, Inc., Class A*	72,950
22,185	Cargurus, Inc.*	416,856
26,572	Cars.com, Inc.*	468,996
10,477	Cinemark Holdings, Inc.*	167,737
7,757	Cogent Communications Holdings, Inc.	477,211
7,424	Consolidated Communications Holdings, Inc.*	27,098
31,265	DHI Group, Inc.*	114,430
13,579	EchoStar Corp., Class A*	214,141
18,251	EverQuote, Inc., Class A*	166,267
18,486	EW Scripps Co. (The), Class A*	145,670
85,777	Gannett Co., Inc.*	190,425
1,135	Globalstar, Inc.*	1,294
15,129	Gogo, Inc.*	227,691
19,167	Gray Television, Inc.	134,744
13,665	IDT Corp., Class B*	415,279
22,488	iHeartMedia, Inc., Class A*	53,296
10,625	Iridium Communications, Inc.	637,925
12,698	John Wiley & Sons, Inc., Class A	457,128
1,534	Liberty Latin America Ltd., Class A (Puerto Rico) *	11,229
35,607	Liberty Latin America Ltd., Class C (Puerto Rico) *	259,931
4,764	Liberty Media Corp.-Liberty Braves, Class A*(a)	178,031
4,434	Liberty Media Corp.-Liberty Braves, Class C*	162,639
14,915	Magnite, Inc.*	177,190
9,064	Marcus Corp. (The)	138,498
20,741	Ooma, Inc.*	276,270
28,667	Playstudios, Inc.*	129,861
12,060	QuinStreet, Inc.*	111,193
5,994	Radius Global Infrastructure, Inc., Class A*	88,711
12,208	Scholastic Corp.	518,596
7,546	Shutterstock, Inc.	375,564
7,624	Sinclair Broadcast Group, Inc., Class A(a)	117,257
25,618	Stagwell, Inc.*	158,832
39,926	TEGNA, Inc.	618,454
14,350	Telephone and Data Systems, Inc.	95,858
11,853	Thryv Holdings, Inc.*	276,175
84,504	TrueCar, Inc.*	190,979
9,481	United States Cellular Corp.*	135,578
21,520	Yelp, Inc.*	720,920

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
6,348	Ziff Davis, Inc.*	$ 374,786
7,859	ZipRecruiter, Inc., Class A*	121,579

		9,728,703

Consumer Discretionary – 11.3%
20,271	1-800-Flowers.com, Inc., Class A*	164,601
19,762	2U, Inc.*	79,048
19,490	Aaron’s Co., Inc. (The)	238,558
17,571	Abercrombie & Fitch Co., Class A*	545,228
12,843	Academy Sports & Outdoors, Inc.	628,793
9,901	Acushnet Holdings Corp.	443,169
13,334	Adient PLC*	449,222
11,977	Adtalem Global Education, Inc.*	497,045
35,256	American Axle & Manufacturing Holdings, Inc.*	237,978
17,991	American Eagle Outfitters, Inc.	182,968
14,471	American Public Education, Inc.*	72,500
4,422	Asbury Automotive Group, Inc.*	924,684
4,894	Bally’s Corp.*	66,509
84,619	Beachbody Co., Inc. (The)*	41,108
9,444	Beazer Homes USA, Inc.*	191,430
4,522	Big 5 Sporting Goods Corp.(a)	34,186
11,134	Big Lots, Inc.(a)	55,893
4,452	BJ’s Restaurants, Inc.*	132,581
14,160	Bloomin’ Brands, Inc.	338,282
7,924	Bluegreen Vacations Holding Corp.	226,468
4,766	Boot Barn Holdings, Inc.*	322,277
7,204	Brinker International, Inc.*	263,522
10,131	Buckle, Inc. (The)	311,123
15,460	Caleres, Inc.	266,840
5,508	Camping World Holdings, Inc., Class A	148,441
21,086	CarParts.com, Inc.*	87,929
7,906	Carriage Services, Inc.	206,821
1,460	Cavco Industries, Inc.*	363,511
3,435	Century Communities, Inc.	218,569
5,326	Cheesecake Factory, Inc. (The)	166,864
6,161	Chegg, Inc.*	55,326
33,088	Chico’s FAS, Inc.*	150,220
4,442	Children’s Place, Inc. (The)*	66,763
4,636	Chuy’s Holdings, Inc.*	170,790
6,823	Citi Trends, Inc.*	99,752
3,880	Conn’s, Inc.*	15,753
5,472	Container Store Group, Inc. (The)*	13,461

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
7,523	Coursera, Inc.*	$ 95,241
1,836	Cracker Barrel Old Country Store, Inc.	179,965
10,583	Crocs, Inc.*	1,188,259
24,926	Dana, Inc.	320,798
5,249	Dave & Buster’s Entertainment, Inc.*	168,755
17,312	Denny’s Corp.*	191,644
12,157	Designer Brands, Inc., Class A	76,224
28,753	Destination XL Group, Inc.*	119,612
2,354	Dillard’s, Inc., Class A	648,080
1,862	Dine Brands Global, Inc.	111,403
6,645	Dorman Products, Inc.*	545,222
5,411	Duluth Holdings, Inc., Class B*	29,219
1,372	Duolingo, Inc.*	205,210
11,967	El Pollo Loco Holdings, Inc.	109,378
19,390	Ethan Allen Interiors, Inc.	485,332
12,602	Everi Holdings, Inc.*	175,168
5,727	Foot Locker, Inc.	145,008
40,506	Fossil Group, Inc.*	82,227
6,179	Fox Factory Holding Corp.*	549,437
4,423	Franchise Group, Inc.(a)	128,709
20,588	Frontdoor, Inc.*	634,728
11,977	Funko, Inc., Class A*	146,119
9,321	Genesco, Inc.*	168,058
7,107	Gentherm, Inc.*	390,601
10,976	G-III Apparel Group Ltd.*	176,494
5,191	Golden Entertainment, Inc.*	218,749
45,297	Goodyear Tire & Rubber Co. (The)*	621,928
38,713	GoPro, Inc., Class A*	162,595
826	Graham Holdings Co., Class B	466,483
6,583	Green Brick Partners, Inc.*	315,128
3,947	Group 1 Automotive, Inc.	882,194
15,450	Groupon, Inc.*(a)	83,430
8,652	Guess?, Inc.(a)	166,205
14,079	Haverty Furniture Cos., Inc.	371,545
3,306	Helen of Troy Ltd.*	318,302
6,187	Hibbett, Inc.	222,856
10,786	Hilton Grand Vacations, Inc.*	461,101
2,153	Hovnanian Enterprises, Inc., Class A*	180,766
20,612	Inspired Entertainment, Inc.*	283,003
4,285	Installed Building Products, Inc.	447,954
15,798	International Game Technology PLC	387,525
6,665	iRobot Corp.*	236,274
3,649	Jack in the Box, Inc.	315,857

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,918	Johnson Outdoors, Inc., Class A	$ 222,386
8,440	KB Home	365,705
10,717	Kontoor Brands, Inc.	419,678
2,847	Lands’ End, Inc.*	17,851
23,484	Laureate Education, Inc.	284,156
15,274	La-Z-Boy, Inc.	408,121
6,957	LCI Industries	751,634
1,114	LGI Homes, Inc.*	126,740
4,316	Lifetime Brands, Inc.	21,148
9,492	Light & Wonder, Inc.*	553,289
6,861	Lovesac Co. (The)*	144,630
18,643	Luminar Technologies, Inc.*(a)	126,959
6,460	M/I Homes, Inc.*	456,528
5,478	Malibu Boats, Inc., Class A*	287,321
1,761	Marine Products Corp.	26,908
8,469	MarineMax, Inc.*	240,266
14,691	MasterCraft Boat Holdings, Inc.*	389,311
6,676	MDC Holdings, Inc.	268,909
6,131	Meritage Homes Corp.	707,088
14,278	Modine Manufacturing Co.*	389,647
3,787	Monarch Casino & Resort, Inc.	245,738
4,102	Monro, Inc.	169,700
8,924	Movado Group, Inc.	227,116
5,664	Murphy USA, Inc.	1,565,643
9,617	National Vision Holdings, Inc.*	242,829
9,476	ODP Corp. (The)*	379,609
3,981	OneWater Marine, Inc., Class A*	110,632
7,635	Overstock.com, Inc.*	143,004
6,540	Oxford Industries, Inc.	653,608
7,853	Papa John’s International, Inc.	550,574
8,224	Patrick Industries, Inc.	538,919
63,961	Perdoceo Education Corp.*	754,100
8,134	PetMed Express, Inc.	120,627
3,390	RCI Hospitality Holdings, Inc.	244,860
8,222	Red Rock Resorts, Inc., Class A	374,841
5,590	Revolve Group, Inc.*	85,080
26,875	Rush Street Interactive, Inc.*	80,625
24,693	Sally Beauty Holdings, Inc.*	278,043
5,572	SeaWorld Entertainment, Inc.*	310,695
14,601	Shoe Carnival, Inc.	285,742
8,903	Signet Jewelers Ltd.	565,251
7,669	Skyline Champion Corp.*	445,799
9,441	Sleep Number Corp.*	171,260

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
22,584	Smith & Wesson Brands, Inc.	$ 264,910
4,983	Sonic Automotive, Inc., Class A	206,496
24,258	Sonos, Inc.*	352,469
18,474	Sportsman’s Warehouse Holdings, Inc.*	83,687
10,436	Standard Motor Products, Inc.	368,600
17,616	Steven Madden Ltd.	549,795
33,716	Stitch Fix, Inc., Class A*	121,040
14,940	Stoneridge, Inc.*	244,418
4,150	Strategic Education, Inc.	327,476
21,017	Stride, Inc.*	849,297
6,343	Sturm Ruger & Co., Inc.	327,045
5,187	Target Hospitality Corp.*	73,292
21,757	Taylor Morrison Home Corp.*	923,150
9,055	Texas Roadhouse, Inc.	977,035
11,975	Topgolf Callaway Brands Corp.*	204,413
22,985	Tri Pointe Homes, Inc.*	671,392
6,101	Tupperware Brands Corp.*	5,431
18,826	Udemy, Inc.*	188,260
3,169	Universal Technical Institute, Inc.*	20,377
21,750	Upbound Group, Inc.	650,542
8,007	Urban Outfitters, Inc.*	246,776
13,586	Vista Outdoor, Inc.*	361,795
2,488	Visteon Corp.*	332,347
8,048	Warby Parker, Inc., Class A*(a)	88,608
6,409	Wingstop, Inc.	1,277,698
2,300	Winmark Corp.	749,777
10,882	Winnebago Industries, Inc.	605,474
13,986	Wolverine World Wide, Inc.	187,133
42,902	WW International, Inc.*	281,437
8,837	XPEL, Inc.*	608,604
12,115	Zumiez, Inc.*	194,688

		48,787,031

Consumer Staples – 4.0%
69	Alico, Inc.	1,597
3,779	Andersons, Inc. (The)	147,419
11,090	B&G Foods, Inc.(a)	142,063
9,327	Beauty Health Co. (The)*	74,989
12,695	BellRing Brands, Inc.*	464,891
10,222	Cal-Maine Foods, Inc.	486,056
5,787	Celsius Holdings, Inc.*	726,442
5,275	Central Garden & Pet Co.*	191,482
8,691	Central Garden & Pet Co., Class A*	298,536

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
4,016	Chefs’ Warehouse, Inc. (The)*	$ 124,938
2,287	Coca-Cola Consolidated, Inc.	1,513,399
11,568	Edgewell Personal Care Co.	450,574
6,782	elf Beauty, Inc.*	705,464
6,078	Energizer Holdings, Inc.	198,143
8,622	Fresh Del Monte Produce, Inc.	227,276
10,545	Hain Celestial Group, Inc. (The)*	128,754
21,233	Herbalife Ltd.*	251,399
31,858	Hostess Brands, Inc.*	792,627
8,930	Ingles Markets, Inc., Class A	716,811
3,935	Inter Parfums, Inc.	494,236
1,772	J & J Snack Foods Corp.	272,799
4,537	John B. Sanfilippo & Son, Inc.	527,335
3,520	Lancaster Colony Corp.	691,962
3,184	Medifast, Inc.	250,581
1,959	MGP Ingredients, Inc.	186,223
11,822	National Beverage Corp.*	584,243
10,651	Nu Skin Enterprises, Inc., Class A	354,998
2,550	PriceSmart, Inc.	184,824
36,393	Primo Water Corp.	468,378
26,424	Rite Aid Corp.*(a)	47,299
10,323	Simply Good Foods Co. (The)*	373,589
18,102	SpartanNash Co.	414,536
24,091	Sprouts Farmers Market, Inc.*	832,585
2,748	Tootsie Roll Industries, Inc.	107,364
10,908	TreeHouse Foods, Inc.*	516,494
7,497	Turning Point Brands, Inc.	156,987
17,246	United Natural Foods, Inc.*	460,641
6,735	Universal Corp.	347,189
5,524	USANA Health Sciences, Inc.*	335,141
7,611	Utz Brands, Inc.	125,201
39,753	Vector Group Ltd.	465,508
7,971	Village Super Market, Inc., Class A	165,438
14,264	Vital Farms, Inc.*	206,685
3,027	WD-40 Co.	574,071
5,786	Weis Markets, Inc.	344,498

		17,131,665

Energy – 5.8%
33,587	Amplify Energy Corp.*	228,392
5,394	Arch Resources, Inc.	557,470
27,610	Archrock, Inc.	248,490
9,033	Ardmore Shipping Corp. (Ireland)	105,776

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
21,388	Berry Corp.	$ 134,744
6,950	Bristow Group, Inc.*	169,927
8,275	Cactus, Inc., Class A	261,324
12,616	California Resources Corp.	473,605
10,344	Callon Petroleum Co.*	316,837
3,177	Centrus Energy Corp., Class A*	93,690
23,759	ChampionX Corp.	600,152
6,924	Chord Energy Corp.	990,409
13,390	Civitas Resources, Inc.	894,452
24,915	CNX Resources Corp.*	384,937
55,626	Comstock Resources, Inc.(a)	518,434
12,626	CONSOL Energy, Inc.	681,299
7,195	CVR Energy, Inc.	168,435
14,290	Delek US Holdings, Inc.	314,666
4,868	Denbury, Inc.*	438,948
33,732	DHT Holdings, Inc.	259,399
17,283	Diamond Offshore Drilling, Inc.*	189,249
13,128	Dorian LPG Ltd.	302,994
5,394	Dril-Quip, Inc.*	120,556
4,990	Empire Petroleum Corp.*	47,205
19,652	Energy Fuels, Inc.*(a)	115,554
56,693	Equitrans Midstream Corp.	483,591
5,995	Expro Group Holdings NV*	99,457
3,564	FLEX LNG Ltd. (Norway)(a)	106,172
7,276	Frontline PLC (Norway)	102,810
8,705	Golar LNG Ltd. (Cameroon) *	179,062
4,369	Green Plains, Inc.*	126,701
2,416	Gulfport Energy Corp.*	234,400
51,844	Helix Energy Solutions Group, Inc.*	325,580
8,026	Helmerich & Payne, Inc.	247,843
6,164	International Seaways, Inc.	222,212
72,533	Kosmos Energy Ltd. (Ghana) *	432,297
20,973	Liberty Energy, Inc.	246,223
56,726	Magnolia Oil & Gas Corp., Class A	1,096,514
22,751	Matador Resources Co.	1,000,361
21,401	Murphy Oil Corp.	744,755
3,034	Nabors Industries Ltd.*	253,946
3,816	NACCO Industries, Inc., Class A	120,013
41,191	NexTier Oilfield Solutions, Inc.*	310,580
8,088	Noble Corp. PLC*	305,241
9,111	Northern Oil and Gas, Inc.	272,510
20,033	Oceaneering International, Inc.*	306,705
26,248	Oil States International, Inc.*	166,937

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
9,158	Par Pacific Holdings, Inc.*	$ 195,249
16,675	Patterson-UTI Energy, Inc.	162,414
19,605	PBF Energy, Inc., Class A	721,660
17,412	Peabody Energy Corp.	316,202
47,261	Permian Resources Corp.	440,945
7,590	ProFrac Holding Corp., Class A*	85,160
40,552	ProPetro Holding Corp.*	270,482
9,233	Ranger Oil Corp., Class A	339,313
6,970	REX American Resources Corp.*	229,592
56,610	Ring Energy, Inc.*	96,237
57,769	RPC, Inc.	384,164
21,082	SandRidge Energy, Inc.	283,974
7,047	Scorpio Tankers, Inc. (Monaco)	322,541
21,208	SFL Corp. Ltd. (Norway)	181,965
10,628	SilverBow Resources, Inc.*	253,797
10,419	Sitio Royalties Corp., Class A	265,476
37,608	SM Energy Co.	988,714
16,379	Solaris Oilfield Infrastructure, Inc., Class A	120,058
31,348	Talos Energy, Inc.*	385,894
3,421	Teekay Tankers Ltd., Class A (Canada)	123,601
46,252	TETRA Technologies, Inc.*	120,255
3,976	Tidewater, Inc.*	178,165
43,851	Uranium Energy Corp.*	113,574
19,566	US Silica Holdings, Inc.*	221,683
75,273	VAALCO Energy, Inc.	290,554
6,879	Valaris Ltd.*	397,125
8,453	Vital Energy, Inc.*	350,715
86,771	W&T Offshore, Inc.*	335,804
7,362	Weatherford International PLC*	415,511
14,435	World Fuel Services Corp.	330,128

		24,921,806

Financials – 17.4%
3,731	1st Source Corp.	153,456
1,910	ACNB Corp.	56,249
11,133	A-Mark Precious Metals, Inc.	377,075
12,627	Ambac Financial Group, Inc.*	175,894
4,902	Amerant Bancorp, Inc.	86,520
24,418	American Equity Investment Life Holding Co.	963,290
4,261	American National Bankshares, Inc.	122,419
13,913	Ameris Bancorp	439,094
6,649	AMERISAFE, Inc.	339,498

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
28,720	Apollo Commercial Real Estate Finance, Inc. REIT	$ 289,785
27,101	Arbor Realty Trust, Inc. REIT	341,744
15,120	Ares Commercial Real Estate Corp. REIT	138,953
4,797	Argo Group International Holdings Ltd.	140,600
20,188	ARMOUR Residential REIT, Inc. REIT	101,344
8,467	Arrow Financial Corp.	154,438
18,123	Artisan Partners Asset Management, Inc., Class A	579,936
23,134	Associated Banc-Corp.	342,615
12,247	Atlantic Union Bankshares Corp.	313,033
2,471	Atlanticus Holdings Corp.*	86,386
7,592	Avantax, Inc.*	160,647
20,213	Axos Financial, Inc.*	764,456
8,381	Banc of California, Inc.	89,593
6,573	BancFirst Corp.	555,879
11,080	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	215,949
14,534	Bancorp, Inc. (The)*	448,519
2,447	Bank First Corp.(a)	186,266
3,872	Bank of Marin Bancorp	62,610
20,478	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	513,383
15,428	BankUnited, Inc.	291,898
5,305	Bankwell Financial Group, Inc.	121,219
5,737	Banner Corp.	248,240
2,252	BayCom Corp.	36,505
12,044	BCB Bancorp, Inc.	127,787
6,385	Berkshire Hills Bancorp, Inc.	130,573
29,860	BGC Partners, Inc., Class A	121,530
20,404	Blackstone Mortgage Trust, Inc., Class A REIT	371,149
6,927	Blue Ridge Bankshares, Inc.	60,196
7,998	Bread Financial Holdings, Inc.	225,384
10,653	Brightsphere Investment Group, Inc.	228,933
23,290	Brookline Bancorp, Inc.	191,444
4,294	BRP Group, Inc., Class A*	86,138
5,508	Byline Bancorp, Inc.	97,602
31,322	Cadence Bank	562,543
1,643	Cambridge Bancorp	83,037
8,605	Camden National Corp.	253,934
5,980	Cannae Holdings, Inc.*	117,507
8,461	Capital City Bank Group, Inc.	254,422

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
15,795	Capitol Federal Financial, Inc.	$ 94,454
4,702	Cass Information Systems, Inc.	181,591
16,782	Cathay General Bancorp	490,706
11,443	Central Pacific Financial Corp.	167,182
22,223	Chimera Investment Corp. REIT	107,115
6,260	City Holding Co.	539,549
10,554	Civista Bancshares, Inc.	158,099
7,684	Claros Mortgage Trust, Inc.	80,144
7,192	CNB Financial Corp.	119,459
33,462	CNO Financial Group, Inc.	726,460
8,853	Cohen & Steers, Inc.	481,692
3,604	Colony Bankcorp, Inc.	33,517
6,753	Columbia Financial, Inc.*	109,061
8,293	Community Bank System, Inc.	410,006
5,209	Community Trust Bancorp, Inc.	175,543
6,847	ConnectOne Bancorp, Inc.	92,982
8,572	Consumer Portfolio Services, Inc.*	99,521
376	Crawford & Co., Class A	3,715
11,659	Curo Group Holdings Corp.	12,592
15,995	Customers Bancorp, Inc.*	368,205
18,133	CVB Financial Corp.	217,777
1,799	Diamond Hill Investment Group, Inc.	285,627
10,774	Dime Community Bancshares, Inc.	174,539
11,812	Donnelley Financial Solutions, Inc.*	523,862
19,689	Dynex Capital, Inc. REIT	221,304
8,911	Eagle Bancorp, Inc.	177,596
15,189	Eastern Bankshares, Inc.	164,801
11,424	Ellington Financial, Inc. REIT	143,257
10,901	Employers Holdings, Inc.	394,180
10,004	Enact Holdings, Inc.	243,497
12,058	Encore Capital Group, Inc.*	519,338
17,233	Enova International, Inc.*	801,679
883	Enstar Group Ltd.*	207,841
6,988	Enterprise Financial Services Corp.	283,853
3,760	Esquire Financial Holdings, Inc.	159,161
23,598	Essent Group Ltd.	1,042,324
13,190	EVERTEC, Inc. (Puerto Rico)	454,791
18,853	EZCORP, Inc., Class A*	157,234
3,314	Farmers & Merchants Bancorp, Inc.	65,915
11,904	Farmers National Banc Corp.	140,229
9,001	FB Financial Corp.	239,967
7,159	Federal Agricultural Mortgage Corp., Class C	957,946
24,243	Federated Hermes, Inc.	834,686

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
10,229	Financial Institutions, Inc.	$ 160,698
8,110	First Bancorp	244,111
47,133	First BanCorp. (Puerto Rico)	526,004
6,017	First Bancorp, Inc. (The)	142,603
4,235	First Bancshares, Inc. (The)	110,279
9,705	First Busey Corp.	181,483
7,551	First Business Financial Services, Inc.	202,140
22,035	First Commonwealth Financial Corp.	278,743
19,590	First Financial Bancorp	371,426
25,143	First Financial Bankshares, Inc.	651,204
4,141	First Financial Corp.	134,334
16,755	First Foundation, Inc.	65,009
4,724	First Guaranty Bancshares, Inc.(a)	62,357
5,020	First Internet Bancorp	61,646
10,526	First Interstate BancSystem, Inc., Class A	232,098
13,537	First Merchants Corp.	358,054
4,673	First Mid Bancshares, Inc.	112,105
9,099	First of Long Island Corp. (The)	92,901
2,075	First Western Financial, Inc.*	35,316
5,486	FirstCash Holdings, Inc.	540,590
12,925	Flushing Financial Corp.	150,576
4,593	Focus Financial Partners, Inc., Class A*	239,249
31,429	Fulton Financial Corp.	350,748
4,254	FVCBankcorp, Inc.*	43,476
109,736	Genworth Financial, Inc., Class A*	587,088
10,145	German American Bancorp, Inc.	280,002
18,542	Glacier Bancorp, Inc.	534,380
6,432	Great Southern Bancorp, Inc.	312,788
7,817	Green Dot Corp., Class A*	142,504
6,376	Greene County Bancorp, Inc.	170,558
8,360	Hamilton Lane, Inc., Class A	567,728
14,124	Hancock Whitney Corp.	515,950
11,794	Hanmi Financial Corp.	169,834
4,871	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	114,615
14,964	HarborOne Bancorp, Inc.	122,705
8,277	Heartland Financial USA, Inc.	228,362
18,263	Heritage Commerce Corp.	132,955
6,306	Heritage Financial Corp.	103,103
13,427	Hilltop Holdings, Inc.	396,365
1,243	Hingham Institution For Savings (The)	239,675
3,786	Home Bancorp, Inc.	116,571
28,975	Home BancShares, Inc.	622,093

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
9,285	HomeStreet, Inc.	$ 48,653
5,963	HomeTrust Bancshares, Inc.	116,815
27,047	Hope Bancorp, Inc.	216,917
11,258	Horace Mann Educators Corp.	338,303
12,988	Horizon Bancorp, Inc.	115,463
10,210	Houlihan Lokey, Inc.	891,435
6,538	I3 Verticals, Inc., Class A*	149,393
7,211	Independent Bank Corp.	318,294
13,358	Independent Bank Corp.	218,403
6,431	Independent Bank Group, Inc.	214,602
10,666	International Bancshares Corp.	455,651
10,086	International Money Express, Inc.*	235,004
1,203	Investors Title Co.	159,458
19,301	Jackson Financial, Inc., Class A	534,638
11,463	Kearny Financial Corp.	78,292
4,374	Kinsale Capital Group, Inc.	1,325,234
13,056	KKR Real Estate Finance Trust, Inc. REIT	146,619
14,702	Ladder Capital Corp. REIT	140,110
12,057	Lakeland Bancorp, Inc.	156,862
8,968	Lakeland Financial Corp.	450,463
30,403	LendingClub Corp.*	249,305
9,553	Live Oak Bancshares, Inc.	206,727
20,386	Macatawa Bank Corp.	177,766
32,932	MBIA, Inc.*	262,139
7,176	Mercantile Bank Corp.	186,791
3,609	Metropolitan Bank Holding Corp.*(a)	102,135
10,339	MFA Financial, Inc. REIT	109,387
5,590	Midland States Bancorp, Inc.	108,111
4,606	MidWestOne Financial Group, Inc.	86,961
13,261	Moelis & Co., Class A	502,194
19,518	MoneyGram International, Inc.*	214,503
30,009	Mr Cooper Group, Inc.*	1,388,216
5,571	National Bank Holdings Corp., Class A	166,740
812	National Western Life Group, Inc., Class A	302,908
46,313	Navient Corp.	701,642
8,748	NBT Bancorp, Inc.	293,495
5,201	Nelnet, Inc., Class A	481,092
9,828	New York Mortgage Trust, Inc. REIT	96,020
7,382	Nexpoint Real Estate Finance, Inc. REIT	98,107
4,495	Nicolet Bankshares, Inc.	279,005
21,616	NMI Holdings, Inc., Class A*	543,642
6,328	Northeast Bank	226,796
16,934	Northwest Bancshares, Inc.	177,976

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,485	OceanFirst Financial Corp.	$ 120,487
16,858	OFG Bancorp (Puerto Rico)	408,975
42,728	Old National Bancorp	530,682
16,078	Old Second Bancorp, Inc.	190,364
18,754	Open Lending Corp., Class A*	190,166
7,311	Oppenheimer Holdings, Inc., Class A	286,664
3,246	Origin Bancorp, Inc.	92,349
12,441	Pacific Premier Bancorp, Inc.	234,264
2,016	Palomar Holdings, Inc.*	110,195
4,275	Park National Corp.	422,156
9,517	Parke Bancorp, Inc.	152,843
11,440	Pathward Financial, Inc.	502,674
15,122	Paysafe Ltd.*	146,079
10,957	PCB Bancorp	154,384
7,534	Peapack-Gladstone Financial Corp.	198,822
13,622	PennyMac Financial Services, Inc.	831,487
11,538	PennyMac Mortgage Investment Trust REIT	134,302
13,962	Peoples Bancorp, Inc.	358,405
3,946	Peoples Financial Services Corp.	156,183
3,690	Piper Sandler Cos.	469,995
6,720	PJT Partners, Inc., Class A	452,928
9,128	PRA Group, Inc.*	170,694
8,006	Preferred Bank	369,237
7,640	Premier Financial Corp.	106,502
9,246	Primis Financial Corp.	68,143
9,554	ProAssurance Corp.	116,081
13,620	PROG Holdings, Inc.*	444,421
15,510	Provident Financial Services, Inc.	246,299
6,420	QCR Holdings, Inc.	246,656
45,673	Radian Group, Inc.	1,166,488
36,409	Ready Capital Corp. REIT	368,097
13,847	Redwood Trust, Inc. REIT	81,974
6,536	Regional Management Corp.	170,916
15,438	Remitly Global, Inc.*	283,133
10,036	Renasant Corp.	262,140
27,747	Repay Holdings Corp.*	175,638
5,918	Republic Bancorp, Inc., Class A	249,385
7,385	RLI Corp.	914,632
8,109	S&T Bancorp, Inc.	217,483
4,880	Safety Insurance Group, Inc.	355,362
11,141	Sandy Spring Bancorp, Inc.	233,293
8,497	Seacoast Banking Corp. of Florida	175,718
12,119	Selective Insurance Group, Inc.	1,172,271

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
14,086	ServisFirst Bancshares, Inc.	$ 567,666
6,972	Shore Bancshares, Inc.	78,505
7,005	Sierra Bancorp	112,010
16,242	Simmons First National Corp., Class A	264,257
24,442	SiriusPoint Ltd. (Bermuda) *	227,555
6,009	Southern First Bancshares, Inc.*	138,027
6,453	Southern Missouri Bancorp, Inc.	239,729
6,462	Southside Bancshares, Inc.	171,243
9,791	SouthState Corp.	612,133
8,148	Stellar Bancorp, Inc.	189,522
6,843	StepStone Group, Inc., Class A	147,193
10,160	Stewart Information Services Corp.	455,574
7,006	Stock Yards Bancorp, Inc.	293,551
39,876	StoneCo Ltd., Class A (Brazil)*	499,646
6,200	StoneX Group, Inc.*	497,798
7,365	Texas Capital Bancshares, Inc.*	348,364
3,634	Tompkins Financial Corp.	190,058
13,518	Towne Bank	314,158
14,160	TPG RE Finance Trust, Inc. REIT	89,633
8,853	TriCo Bancshares	288,254
6,699	Triumph Financial, Inc.*	347,812
5,643	TrustCo Bank Corp.	155,916
12,492	Trustmark Corp.	260,833
20,984	Two Harbors Investment Corp. REIT	261,041
8,501	UMB Financial Corp.	481,497
17,403	United Bankshares, Inc.	511,996
17,651	United Community Banks, Inc.	399,089
967	United Fire Group, Inc.	20,771
6,629	Unity Bancorp, Inc.	150,810
12,565	Universal Insurance Holdings, Inc.	180,308
6,703	Univest Financial Corp.	118,844
68,204	Valley National Bancorp	503,346
9,875	Veritex Holdings, Inc.	170,541
2,412	Virtus Investment Partners, Inc.	460,161
7,718	Walker & Dunlop, Inc.	564,880
14,469	Washington Federal, Inc.	376,339
6,629	Washington Trust Bancorp, Inc.	168,774
16,330	Waterstone Financial, Inc.	220,782
11,344	WesBanco, Inc.	273,844
12,657	West BanCorp, Inc.	212,638
6,772	Westamerica BanCorp	256,185
1,515	World Acceptance Corp.*	168,453

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
12,236	WSFS Financial Corp.	$ 409,172

		74,787,237

Health Care – 12.7%
52,957	AbCellera Biologics, Inc. (Canada)*	369,110
38,843	ACADIA Pharmaceuticals, Inc.*	912,810
14,877	AdaptHealth Corp.*	155,911
3,541	Addus HomeCare Corp.*	319,221
12,449	Alector, Inc.*	92,621
50,232	Alkermes PLC*	1,453,212
12,031	Alphatec Holdings, Inc.*	182,390
15,699	Amicus Therapeutics, Inc.*	176,771
13,013	AMN Healthcare Services, Inc.*	1,235,714
89,727	Amneal Pharmaceuticals, Inc.*	209,961
23,327	Amphastar Pharmaceuticals, Inc.*	1,035,019
15,283	AngioDynamics, Inc.*	144,577
3,443	ANI Pharmaceuticals, Inc.*	155,417
12,218	Anika Therapeutics, Inc.*	330,986
5,837	Apellis Pharmaceuticals, Inc.*	501,106
20,310	Arcus Biosciences, Inc.*	417,167
5,981	Arrowhead Pharmaceuticals, Inc.*	205,806
17,489	Atea Pharmaceuticals, Inc.*	69,781
7,038	AtriCure, Inc.*	316,499
234	Atrion Corp.	121,764
12,406	Avanos Medical, Inc.*	303,947
3,117	Axonics, Inc.*	150,832
1,510	Axsome Therapeutics, Inc.*	111,408
3,542	Beam Therapeutics, Inc.*	112,990
19,114	BioCryst Pharmaceuticals, Inc.*	158,073
30,469	CareDx, Inc.*	243,143
72,096	Catalyst Pharmaceuticals, Inc.*	832,709
4,059	Celldex Therapeutics, Inc.*	129,076
3,608	Cerevel Therapeutics Holdings, Inc.*	117,621
47,412	Cerus Corp.*	101,462
4,022	Chinook Therapeutics, Inc.*	97,292
29,368	Coherus Biosciences, Inc.*	120,115
31,986	Collegium Pharmaceutical, Inc.*	705,931
13,431	Computer Programs and Systems, Inc.*	320,464
2,005	CONMED Corp.	243,206
58,766	Corcept Therapeutics, Inc.*	1,380,413
3,128	CorVel Corp.*	611,336
27,571	Cross Country Healthcare, Inc.*	703,060
5,340	CryoPort, Inc.*	98,309

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,773	Cue Health, Inc.*	$ 2,112
6,392	Cytokinetics, Inc.*	240,914
7,564	Deciphera Pharmaceuticals, Inc.*	102,114
62,616	Dynavax Technologies Corp.*	715,701
9,765	Eagle Pharmaceuticals, Inc.*	202,624
15,063	Embecta Corp.	416,793
36,130	Emergent BioSolutions, Inc.*	308,189
9,619	Ensign Group, Inc. (The)	852,340
11,543	Evolent Health, Inc., Class A*	336,363
49,214	Figs, Inc., Class A*	405,523
10,141	Fulgent Genetics, Inc.*	403,308
38,435	Geron Corp.*	125,682
2,933	Glaukos Corp.*	167,240
4,133	Haemonetics Corp.*	349,652
19,533	Halozyme Therapeutics, Inc.*	633,455
16,136	Harmony Biosciences Holdings, Inc.*	557,983
8,711	HealthEquity, Inc.*	477,363
9,273	HealthStream, Inc.	213,464
7,338	Inari Medical, Inc.*	443,215
45,957	Innoviva, Inc.*	619,960
6,967	Insmed, Inc.*	132,582
4,481	Inspire Medical Systems, Inc.*	1,310,648
6,649	Integer Holdings Corp.*	544,287
3,894	Intellia Therapeutics, Inc.*	145,090
6,682	Intra-Cellular Therapies, Inc.*	396,777
1,455	iRadimed Corp.	68,429
6,386	iRhythm Technologies, Inc.*	729,728
61,553	Ironwood Pharmaceuticals, Inc.*	669,697
22,154	iTeos Therapeutics, Inc.*	360,667
9,585	IVERIC bio, Inc.*	361,834
10,579	Joint Corp. (The)*	150,010
2,089	Karuna Therapeutics, Inc.*	473,263
69,365	Karyopharm Therapeutics, Inc.*	156,765
1,275	Krystal Biotech, Inc.*	150,259
11,039	Lantheus Holdings, Inc.*	955,867
9,037	LeMaitre Vascular, Inc.	567,885
5,744	Ligand Pharmaceuticals, Inc.*	402,540
6,745	LivaNova PLC*	298,669
398	Madrigal Pharmaceuticals, Inc.*	110,807
24,238	MannKind Corp.*	112,464
6,633	Medpace Holdings, Inc.*	1,372,832
7,778	Merit Medical Systems, Inc.*	640,907
877	Mesa Laboratories, Inc.	113,563

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
88,509	MiMedx Group, Inc.*	$ 518,663
2,982	ModivCare, Inc.*	133,981
133,314	Multiplan Corp.*	185,306
36,785	Myriad Genetics, Inc.*	811,477
5,200	National HealthCare Corp.	315,640
8,152	National Research Corp.	366,025
8,352	Neogen Corp.*	146,076
11,870	NeoGenomics, Inc.*	203,927
6,147	Nevro Corp.*	169,411
36,288	NextGen Healthcare, Inc.*	565,004
11,792	NuVasive, Inc.*	449,983
1,368	OmniAb, Inc. 12.5 Earnout*(b)	—
1,368	OmniAb, Inc. 15.00 Earnout*(b)	—
6,624	Omnicell, Inc.*	486,334
138,707	OPKO Health, Inc.*	192,803
22,529	Option Care Health, Inc.*	620,674
65,892	Organogenesis Holdings, Inc.*	239,188
16,639	Orthofix Medical, Inc.*	310,983
19,793	Owens & Minor, Inc.*	401,996
10,434	Pacira BioSciences, Inc.*	396,805
20,865	Patterson Cos., Inc.	546,454
17,426	Pediatrix Medical Group, Inc.*	231,766
15,482	PetIQ, Inc.*	197,086
19,204	Phibro Animal Health Corp., Class A	255,413
2,593	Phreesia, Inc.*	77,842
16,412	Prestige Consumer Healthcare, Inc.*	939,259
5,779	Progyny, Inc.*	215,268
3,385	Prometheus Biosciences, Inc.*	672,600
3,349	Prothena Corp. PLC (Ireland) *	222,474
12,650	PTC Therapeutics, Inc.*	530,921
9,422	RadNet, Inc.*	272,673
2,555	Reata Pharmaceuticals, Inc., Class A*	230,078
11,932	REGENXBIO, Inc.*	205,588
5,411	Revance Therapeutics, Inc.*	165,360
3,843	REVOLUTION Medicines, Inc.*	95,806
2,240	Sage Therapeutics, Inc.*	110,880
14,856	Select Medical Holdings Corp.	406,609
5,472	Shockwave Medical, Inc.*	1,505,292
10,613	SI-BONE, Inc.*	267,235
45,563	SIGA Technologies, Inc.	255,608
6,600	Silk Road Medical, Inc.*	199,254
9,300	STAAR Surgical Co.*	539,586
33,258	Supernus Pharmaceuticals, Inc.*	1,102,170

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
6,438	Surgery Partners, Inc.*	$ 241,296
6,566	Surmodics, Inc.*	120,355
7,969	Syndax Pharmaceuticals, Inc.*	159,141
18,262	Tactile Systems Technology, Inc.*	383,867
1,536	TransMedics Group, Inc.*	111,606
18,645	Travere Therapeutics, Inc.*	333,559
4,476	UFP Technologies, Inc.*	692,124
2,616	US Physical Therapy, Inc.	267,224
52,268	Vanda Pharmaceuticals, Inc.*	310,995
14,226	Varex Imaging Corp.*	313,541
4,273	Vaxcyte, Inc.*	211,599
8,062	Veracyte, Inc.*	208,645
37,068	Veradigm, Inc.*	436,661
23,270	Vericel Corp.*	747,432
36,484	Vir Biotechnology, Inc.*	973,028
11,098	Xencor, Inc.*	300,756
2,455	Zimvie, Inc.*	24,501
20,852	Zynex, Inc.*(a)	195,592

		54,538,215

Industrials – 18.3%
6,391	AAON, Inc.	553,525
8,964	AAR Corp.*	449,186
12,258	ABM Industries, Inc.	541,313
27,449	ACCO Brands Corp.	132,853
14,801	ACV Auctions, Inc., Class A*	252,209
7,193	Aerojet Rocketdyne Holdings, Inc.*	391,875
1,549	AeroVironment, Inc.*	144,692
7,417	Air Transport Services Group, Inc.*	123,864
3,085	Alamo Group, Inc.	513,529
4,223	Albany International Corp., Class A	358,617
36,833	Alight, Inc., Class A*	311,607
1,756	Allegiant Travel Co.*	171,192
10,577	Allied Motion Technologies, Inc.	358,878
2,384	Ameresco, Inc., Class A*	102,703
4,114	American Woodmark Corp.*	244,783
25,664	API Group Corp.*	580,006
10,188	Apogee Enterprises, Inc.	376,039
12,057	Applied Industrial Technologies, Inc.	1,482,529
6,438	ArcBest Corp.	539,376
9,345	Arcosa, Inc.	613,593
3,278	Argan, Inc.	132,595
6,784	Array Technologies, Inc.*	150,401

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
12,037	ASGN, Inc.*	$ 787,581
7,084	Astec Industries, Inc.	261,116
13,718	Atkore, Inc.*	1,601,851
5,017	AZZ, Inc.	175,144
22,109	Babcock & Wilcox Enterprises, Inc.*	106,123
7,188	Barnes Group, Inc.	282,848
2,555	Barrett Business Services, Inc.	214,620
12,734	Beacon Roofing Supply, Inc.*	814,212
8,563	Bloom Energy Corp., Class A*	117,484
6,056	Blue Bird Corp.*	153,580
8,474	BlueLinx Holdings, Inc.*	696,732
18,274	Boise Cascade Co.	1,312,439
13,930	Brady Corp., Class A	664,182
5,006	Brink’s Co. (The)	333,049
9,258	Caesarstone Ltd.	42,957
5,262	Casella Waste Systems, Inc., Class A*	474,422
12,392	CBIZ, Inc.*	624,805
3,869	Chart Industries, Inc.*	424,545
9,240	Cimpress PLC (Ireland)*	441,487
5,511	CIRCOR International, Inc.*	159,709
8,188	Columbus McKinnon Corp.	298,698
9,936	Comfort Systems USA, Inc.	1,470,329
85,045	Conduent, Inc.*	257,686
34,057	CoreCivic, Inc.*	293,571
14,565	Costamare, Inc. (Monaco)	112,442
3,930	Covenant Logistics Group, Inc.	150,008
3,833	CRA International, Inc.	355,204
11,908	CSG Systems International, Inc.	571,346
4,279	CSW Industrials, Inc.	606,420
168	Daseke, Inc.*	1,008
16,323	Deluxe Corp.	248,436
4,444	Distribution Solutions Group, Inc.*	200,202
3,309	Douglas Dynamics, Inc.	93,512
2,540	Ducommun, Inc.*	104,038
14,338	DXP Enterprises, Inc.*	458,386
3,974	Dycom Industries, Inc.*	403,083
5,139	Eagle Bulk Shipping, Inc.(a)	201,860
11,700	EMCOR Group, Inc.	1,928,628
7,832	Encore Wire Corp.	1,281,863
22,345	Energy Recovery, Inc.*	532,034
11,498	Enerpac Tool Group Corp.	292,279
4,459	EnerSys	433,727
7,254	Ennis, Inc.	140,510

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,885	EnPro Industries, Inc.	$ 493,776
3,421	ESCO Technologies, Inc.	307,890
6,633	ExlService Holdings, Inc.*	1,001,185
4,431	Exponent, Inc.	404,639
8,629	Federal Signal Corp.	457,251
10,256	First Advantage Corp.*	138,559
19,068	Fluor Corp.*	506,446
6,033	Forrester Research, Inc.*	173,147
10,275	Forward Air Corp.	999,449
11,765	Franklin Covey Co.*	434,364
11,641	Franklin Electric Co., Inc.	1,058,865
3,472	GATX Corp.	412,856
12,407	Genco Shipping & Trading Ltd.	153,971
49,223	GEO Group, Inc. (The)*	367,204
5,708	Gibraltar Industries, Inc.*	298,528
12,148	Global Industrial Co.	302,242
23,192	GMS, Inc.*	1,468,749
11,903	Golden Ocean Group Ltd. (Norway)(a)	84,035
3,879	Gorman-Rupp Co. (The)	92,824
78,039	GrafTech International Ltd.	334,787
4,731	Granite Construction, Inc.	171,215
16,527	Great Lakes Dredge & Dock Corp.*	104,781
3,407	Greenbrier Cos., Inc. (The)	92,568
11,665	Griffon Corp.	367,681
6,951	H&E Equipment Services, Inc.	249,958
7,331	Heartland Express, Inc.	114,364
5,281	Heidrick & Struggles International, Inc.	128,064
3,353	Helios Technologies, Inc.	165,806
3,537	Herc Holdings, Inc.	358,723
6,737	Heritage-Crystal Clean, Inc.*	223,399
13,996	Hillenbrand, Inc.	671,388
16,924	HNI Corp.	431,562
11,910	Hub Group, Inc., Class A*	876,100
37,998	Hudson Technologies, Inc.*	332,103
5,872	Huron Consulting Group, Inc.*	477,276
5,130	ICF International, Inc.	574,509
8,177	IES Holdings, Inc.*	387,753
8,858	Insperity, Inc.	980,758
6,838	Insteel Industries, Inc.	204,661
22,966	Interface, Inc.	159,154
11,519	JELD-WEN Holding, Inc.*	150,784
34,585	Joby Aviation, Inc.*(a)	194,368
5,001	John Bean Technologies Corp.	533,157

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,325	Kadant, Inc.	$ 820,539
5,246	Kaman Corp.	109,012
16,471	Kelly Services, Inc., Class A	287,913
10,252	Kennametal, Inc.	255,480
14,649	Kforce, Inc.	843,636
31,657	Kimball International, Inc., Class B	389,381
10,328	Korn Ferry	485,416
34,318	Legalzoom.com, Inc.*	384,018
16,653	Li-Cycle Holdings Corp. (Canada)*(a)	78,602
2,014	Lindsay Corp.	237,249
11,538	Manitowoc Co., Inc. (The)*	165,570
7,631	Marten Transport Ltd.	161,396
4,818	Masonite International Corp.*	424,321
11,861	Matson, Inc.	810,462
6,979	Matthews International Corp., Class A	268,692
11,415	Maximus, Inc.	924,158
2,526	McGrath RentCorp	224,334
2,760	Miller Industries, Inc.	90,694
13,068	MillerKnoll, Inc.	177,071
5,683	Moog, Inc., Class A	552,444
27,765	MRC Global, Inc.*	241,278
17,255	Mueller Industries, Inc.	1,281,356
20,973	Mueller Water Products, Inc., Class A	287,330
5,574	MYR Group, Inc.*	710,685
364	National Presto Industries, Inc.	27,133
5,435	Northwest Pipe Co.*	144,354
65,074	NOW, Inc.*	578,508
6,858	NV5 Global, Inc.*	621,472
2,920	Omega Flex, Inc.	304,176
3,748	PAM Transportation Services, Inc.*	98,048
10,673	Parsons Corp.*	476,976
20,673	PGT Innovations, Inc.*	514,138
5,353	Powell Industries, Inc.	307,798
2,354	Preformed Line Products Co.	361,833
12,211	Primoris Services Corp.	327,255
6,547	Proto Labs, Inc.*	201,386
14,972	Quanex Building Products Corp.	314,562
35,681	Radiant Logistics, Inc.*	223,006
2,715	RBC Bearings, Inc.*	538,357
2,674	Red Violet, Inc.*	52,731
26,540	Resideo Technologies, Inc.*	425,436
29,066	Resources Connection, Inc.	444,129
15,655	REV Group, Inc.	158,742

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13,596	Rush Enterprises, Inc., Class A	$ 710,663
6,260	Rush Enterprises, Inc., Class B	364,269
45,240	Safe Bulkers, Inc. (Greece)	143,411
3,626	Saia, Inc.*	1,030,364
5,497	Shoals Technologies Group, Inc., Class A*	129,125
13,411	Shyft Group, Inc. (The)	315,293
11,148	Simpson Manufacturing Co., Inc.	1,317,582
7,370	SP Plus Corp.*	268,342
6,349	Spirit Airlines, Inc.	96,568
6,499	SPX Technologies, Inc.*	496,264
2,358	Standex International Corp.	321,136
32,630	Steelcase, Inc., Class A	211,769
7,978	Sterling Infrastructure, Inc.*	367,546
7,725	Tennant Co.	564,698
12,147	Terex Corp.	563,256
9,360	Textainer Group Holdings Ltd. (China)	331,999
14,983	Titan International, Inc.*	148,182
14,283	Titan Machinery, Inc.*	360,646
6,704	Transcat, Inc.*	566,689
6,229	TriNet Group, Inc.*	553,571
6,041	Trinity Industries, Inc.	127,767
8,217	Triton International Ltd. (Bermuda)	679,053
25,053	TrueBlue, Inc.*	414,377
4,941	TTEC Holdings, Inc.	156,729
16,859	Tutor Perini Corp.*	91,039
16,231	UFP Industries, Inc.	1,267,641
2,814	UniFirst Corp.	481,504
17,575	Upwork, Inc.*	144,115
6,766	V2X, Inc.*	279,098
9,804	Veritiv Corp.	1,035,204
20,791	Verra Mobility Corp.*	366,545
7,131	Vicor Corp.*	394,701
10,015	View, Inc.*	1,561
12,055	Wabash National Corp.	282,690
7,576	Watts Water Technologies, Inc., Class A	1,200,417
9,152	Werner Enterprises, Inc.	401,956
8,139	Willdan Group, Inc.*	135,596
10,097	Zurn Elkay Water Solutions Corp.	227,283

		78,970,146

Information Technology – 12.9%
70,748	8x8, Inc.*	288,652
44,775	A10 Networks, Inc.	666,700

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
19,012	ACI Worldwide, Inc.*	$ 433,664
33,387	Adeia, Inc.	327,526
10,860	ADTRAN Holdings, Inc.	96,763
6,838	Advanced Energy Industries, Inc.	671,150
8,533	Agilysys, Inc.*	634,343
9,851	Alarm.com Holdings, Inc.*	494,717
10,163	Alpha & Omega Semiconductor Ltd.*	281,413
9,733	Altair Engineering, Inc., Class A*	713,721
5,286	Ambarella, Inc.*	382,284
11,884	American Software, Inc., Class A	151,283
30,357	Amkor Technology, Inc.	752,246
5,111	Appfolio, Inc., Class A*	731,640
8,502	Appian Corp., Class A*	364,141
9,894	Asana, Inc., Class A*	236,269
25,627	Avid Technology, Inc.*	615,048
9,565	Axcelis Technologies, Inc.*	1,506,966
7,894	Badger Meter, Inc.	1,088,346
6,854	Belden, Inc.	599,656
10,927	Benchmark Electronics, Inc.	257,986
10,161	BigCommerce Holdings, Inc.Series 1*	80,983
7,792	Blackbaud, Inc.*	571,621
2,354	BlackLine, Inc.*	122,573
31,335	Box, Inc., Class A*	882,707
37,253	Brightcove, Inc.*	155,718
13,805	Calix, Inc.*	643,451
8,433	Cambium Networks Corp.*	132,229
33,305	Casa Systems, Inc.*	34,970
5,853	Cerence, Inc.*	166,928
5,603	CEVA, Inc.*	140,187
6,372	Clearfield, Inc.*	249,209
13,114	Cohu, Inc.*	502,791
12,854	CommVault Systems, Inc.*	895,795
9,249	Comtech Telecommunications Corp.	106,178
5,339	Consensus Cloud Solutions, Inc.*	194,607
6,693	Corsair Gaming, Inc.*	131,986
7,736	Couchbase, Inc.*	158,743
6,516	CTS Corp.	297,586
24,102	Cvent Holding Corp.*(a)	204,626
11,570	Digi International, Inc.*	415,941
12,703	Digital Turbine, Inc.*	116,105
13,212	Diodes, Inc.*	1,186,966
20,691	Domo, Inc., Class B*	278,294
14,139	Ebix, Inc.	281,649

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
9,658	Edgio, Inc.*	$ 4,976
18,792	eGain Corp.*	136,242
5,997	Envestnet, Inc.*	313,823
8,363	ePlus, Inc.*	413,049
58,916	Extreme Networks, Inc.*	1,213,670
6,199	Fabrinet (Thailand) *	701,851
5,484	FARO Technologies, Inc.*	82,754
19,098	FormFactor, Inc.*	597,576
11,063	Grid Dynamics Holdings, Inc.*	106,205
21,554	Hackett Group, Inc. (The)	417,932
24,814	Harmonic, Inc.*	436,975
12,171	Identiv, Inc.*	88,483
6,400	Impinj, Inc.*	654,976
24,724	Infinera Corp.*	121,148
33,461	Information Services Group, Inc.	170,651
32,843	Inseego Corp.*	35,142
8,244	Insight Enterprises, Inc.*	1,114,754
3,974	InterDigital, Inc.	330,001
4,751	Itron, Inc.*	321,785
9,875	Kimball Electronics, Inc.*	244,900
22,789	Knowles Corp.*	409,746
15,948	Kulicke & Soffa Industries, Inc. (Singapore)	843,330
11,628	LiveRamp Holdings, Inc.*	283,025
6,242	MACOM Technology Solutions Holdings, Inc.*	373,459
18,010	MaxLinear, Inc.*	526,072
9,640	Methode Electronics, Inc.	415,002
20,378	Mitek Systems, Inc.*	212,339
11,050	Model N, Inc.*	352,716
18,187	Momentive Global, Inc.*	171,867
21,745	Napco Security Technologies, Inc.	808,697
9,551	NETGEAR, Inc.*	134,001
17,714	NetScout Systems, Inc.*	540,631
5,756	Novanta, Inc.*	953,194
14,510	OneSpan, Inc.*	219,681
11,840	Onto Innovation, Inc.*	1,271,024
3,806	OSI Systems, Inc.*	452,952
4,625	PagerDuty, Inc.*	125,846
10,577	PC Connection, Inc.	475,648
5,584	PDF Solutions, Inc.*	235,924
8,516	Perficient, Inc.*	651,218
26,498	Photronics, Inc.*	562,553
5,600	Plexus Corp.*	507,808
10,752	Power Integrations, Inc.	928,973

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
12,370	Progress Software Corp.	$ 742,200
5,487	PROS Holdings, Inc.*	166,366
4,152	Q2 Holdings, Inc.*	120,906
6,805	Qualys, Inc.*	859,199
55,714	Rackspace Technology, Inc.*	86,914
23,920	Rambus, Inc.*	1,529,923
8,065	Rapid7, Inc.*	384,862
43,798	Ribbon Communications, Inc.*	121,758
933	Rogers Corp.*	146,919
14,451	Sanmina Corp.*	766,481
9,084	Sapiens International Corp. NV (Israel)	225,647
8,767	ScanSource, Inc.*	252,139
6,117	SecureWorks Corp., Class A*	49,364
12,964	Semtech Corp.*	281,837
3,669	Silicon Laboratories, Inc.*	516,118
926	SiTime Corp.*	91,831
17,753	SMART Global Holdings, Inc.*	400,863
5,190	SoundThinking, Inc.*	132,293
7,213	Sprout Social, Inc., Class A*	312,395
7,943	SPS Commerce, Inc.*	1,237,519
10,223	Squarespace, Inc., Class A*	300,454
7,375	Super Micro Computer, Inc.*	1,651,631
8,766	Synaptics, Inc.*	754,227
12,907	Tenable Holdings, Inc.*	529,058
30,085	TTM Technologies, Inc.*	412,164
8,885	Turtle Beach Corp.*	101,111
12,012	Ultra Clean Holdings, Inc.*	411,771
31,263	Unisys Corp.*	122,864
20,320	Upland Software, Inc.*	57,099
14,569	Varonis Systems, Inc.*	382,873
10,401	Veeco Instruments, Inc.*	253,888
12,903	Verint Systems, Inc.*	462,960
3,195	Veritone, Inc.*(a)	12,588
38,278	Viavi Solutions, Inc.*	376,656
27,346	Vishay Intertechnology, Inc.	704,980
7,877	Vishay Precision Group, Inc.*	275,065
7,667	Workiva, Inc.*	742,626
24,069	Xerox Holdings Corp.	338,651
8,930	Xperi, Inc.*	105,642
36,201	Yext, Inc.*	332,687
29,314	Zeta Global Holdings Corp., Class A*	264,412

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
23,764	Zuora, Inc., Class A*	$ 256,414

		55,484,311

Materials – 4.3%
9,035	AdvanSix, Inc.	297,251
6,377	Alpha Metallurgical Resources, Inc.	860,704
22,540	Alto Ingredients, Inc.*	45,305
18,965	American Vanguard Corp.	323,543
9,537	Arconic Corp.*	275,715
10,441	ATI, Inc.*	361,050
15,431	Avient Corp.	563,231
3,468	Balchem Corp.	428,749
8,857	Cabot Corp.	606,527
7,455	Carpenter Technology Corp.	340,022
5,110	Chase Corp.	600,936
5,980	Clearwater Paper Corp.*	181,732
27,243	Commercial Metals Co.	1,164,638
2,967	Compass Minerals International, Inc.	94,143
18,029	Constellium SE*	268,632
8,614	Ecovyst, Inc.*	86,485
5,588	Greif, Inc., Class A	335,839
2,870	Hawkins, Inc.	134,718
8,670	HB Fuller Co.	545,690
38,377	Hecla Mining Co.	204,549
7,193	Ingevity Corp.*	339,438
7,030	Innospec, Inc.	649,291
3,859	Intrepid Potash, Inc.*	67,841
2,716	Kaiser Aluminum Corp.	164,046
4,989	Koppers Holdings, Inc.	144,481
11,472	Livent Corp.*	264,430
8,213	LSB Industries, Inc.*	76,381
4,173	Materion Corp.	418,719
6,452	Mativ Holdings, Inc.	97,167
6,187	Minerals Technologies, Inc.	344,059
32,084	Myers Industries, Inc.	599,971
20,791	Novagold Resources, Inc. (Canada)*	107,074
22,776	O-I Glass, Inc.*	471,919
8,938	Olympic Steel, Inc.	373,787
24,020	Orion Engineered Carbons SA (Germany)	557,024
7,028	Pactiv Evergreen, Inc.	49,337
2,143	Perimeter Solutions SA*	11,615
1,779	Piedmont Lithium, Inc.*	97,436
1,170	Quaker Chemical Corp.	222,078

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
21,109	Ramaco Resources, Inc.	$ 156,418
37,172	Rayonier Advanced Materials, Inc.*	126,385
18,457	Ryerson Holding Corp.	627,353
14,317	Schnitzer Steel Industries, Inc., Class A	393,861
8,073	Sensient Technologies Corp.	581,498
3,843	Stepan Co.	353,364
15,380	Summit Materials, Inc., Class A*	486,469
39,040	SunCoke Energy, Inc.	265,082
4,438	Sylvamo Corp.	174,946
20,167	TimkenSteel Corp.*	343,444
11,450	Tredegar Corp.	80,493
9,550	TriMas Corp.	241,710
100	Trinseo PLC	1,242
22,628	Tronox Holdings PLC	240,762
1,910	United States Lime & Minerals, Inc.	346,512
23,536	Warrior Met Coal, Inc.	771,510
6,886	Worthington Industries, Inc.	386,511

		18,353,113

Real Estate – 6.2%
15,343	Acadia Realty Trust REIT	197,464
8,496	Agree Realty Corp. REIT	547,907
24,540	Alexander & Baldwin, Inc. REIT	449,573
542	Alexander’s, Inc. REIT	88,975
8,253	American Assets Trust, Inc. REIT	157,220
68,546	Anywhere Real Estate, Inc.*	416,074
59,537	Apartment Investment and Management Co., Class A REIT	482,845
39,290	Apple Hospitality REIT, Inc. REIT	570,884
10,901	Armada Hoffler Properties, Inc. REIT	120,347
27,001	Braemar Hotels & Resorts, Inc. REIT	110,434
27,776	Brandywine Realty Trust REIT	108,326
21,863	Broadstone Net Lease, Inc. REIT	342,812
8,972	BRT Apartments Corp. REIT	164,726
16,810	CareTrust REIT, Inc. REIT	326,114
6,338	CBL & Associates Properties, Inc. REIT	146,154
2,612	Centerspace REIT	153,612
16,514	Chatham Lodging Trust REIT	155,066
14,800	City Office REIT, Inc. REIT	67,044
6,064	Community Healthcare Trust, Inc. REIT	198,899
258,485	Compass, Inc., Class A*	956,394
17,547	Corporate Office Properties Trust REIT	400,423
11,225	CTO Realty Growth, Inc. REIT	178,926

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
65,820	Cushman & Wakefield PLC*	$ 521,953
31,464	DiamondRock Hospitality Co. REIT	246,992
13,387	DigitalBridge Group, Inc.	166,802
24,608	Diversified Healthcare Trust REIT	33,467
41,049	Douglas Elliman, Inc.	119,453
14,224	Easterly Government Properties, Inc. REIT	197,429
10,500	Elme Communities REIT	158,655
39,748	Empire State Realty Trust, Inc., Class A REIT	245,245
10,417	Equity Commonwealth REIT	213,028
11,606	Essential Properties Realty Trust, Inc. REIT	277,732
64,600	eXp World Holdings, Inc.(a)	994,194
11,320	Farmland Partners, Inc. REIT	128,482
11,191	Forestar Group, Inc.*	227,513
15,439	Four Corners Property Trust, Inc. REIT	396,782
18,763	Franklin Street Properties Corp. REIT	27,019
3,785	FRP Holdings, Inc.*	199,886
8,588	Getty Realty Corp. REIT	294,311
11,496	Gladstone Commercial Corp. REIT	134,388
6,214	Gladstone Land Corp. REIT	98,243
9,656	Global Medical REIT, Inc. REIT	84,200
22,680	Global Net Lease, Inc. REIT	218,182
29,575	Hersha Hospitality Trust, Class A REIT	171,239
22,361	Independence Realty Trust, Inc. REIT	386,174
32,565	Industrial Logistics Properties Trust REIT	58,943
2,798	Innovative Industrial Properties, Inc. REIT	184,948
6,896	InvenTrust Properties Corp. REIT	148,195
18,010	Kennedy-Wilson Holdings, Inc.	277,894
36,930	Kite Realty Group Trust REIT	717,919
7,222	LTC Properties, Inc. REIT	231,898
38,464	LXP Industrial Trust REIT	397,718
28,081	Macerich Co. (The) REIT	270,701
24,348	Marcus & Millichap, Inc.	714,614
6,870	National Health Investors, Inc. REIT	357,996
34,982	Necessity Retail REIT, Inc. (The) REIT	223,535
5,485	NETSTREIT Corp. REIT	95,713
32,306	Newmark Group, Inc., Class A	184,790
6,038	NexPoint Residential Trust, Inc. REIT	247,800
32,147	Offerpad Solutions, Inc.*	20,677
17,810	Office Properties Income Trust REIT	128,944
17,449	Orion Office REIT, Inc. REIT	96,842
16,279	Outfront Media, Inc. REIT	233,115
42,725	Paramount Group, Inc. REIT	185,426
21,444	Pebblebrook Hotel Trust REIT	290,781

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
9,653	Phillips Edison & Co., Inc. REIT	$ 280,034
31,592	Physicians Realty Trust REIT	431,547
27,634	Piedmont Office Realty Trust, Inc., Class A REIT	172,160
6,504	Plymouth Industrial REIT, Inc. REIT	142,503
11,496	Postal Realty Trust, Inc., Class A REIT	168,761
22,233	PotlatchDeltic Corp. REIT	1,034,501
14,955	RE/MAX Holdings, Inc., Class A	279,509
56,282	Redfin Corp.*	551,001
20,282	Retail Opportunity Investments Corp. REIT	247,440
23,077	RLJ Lodging Trust REIT	237,232
11,181	RMR Group, Inc. (The), Class A	240,727
24,253	RPT Realty REIT	226,038
5,889	Ryman Hospitality Properties, Inc. REIT	540,198
35,676	Sabra Health Care REIT, Inc. REIT	401,712
3,141	Safehold, Inc. REIT	81,101
2,541	Saul Centers, Inc. REIT	85,911
36,767	Service Properties Trust REIT	301,857
25,788	SITE Centers Corp. REIT	307,393
5,929	St Joe Co. (The)	275,758
23,404	STAG Industrial, Inc. REIT	814,459
3,003	Star Holdings*	46,547
36,274	Summit Hotel Properties, Inc. REIT	237,595
31,592	Sunstone Hotel Investors, Inc. REIT	311,813
22,053	Tanger Factory Outlet Centers, Inc. REIT	449,220
10,250	Terreno Realty Corp. REIT	628,633
11,049	UMH Properties, Inc. REIT	168,055
43,948	Uniti Group, Inc. REIT	163,487
3,027	Universal Health Realty Income Trust REIT	132,219
12,395	Urban Edge Properties REIT	165,225
467	Urstadt Biddle Properties, Inc., Class A REIT	9,036
19,937	Veris Residential, Inc. REIT*	322,182
21,848	Whitestone REIT	191,825
16,482	Xenia Hotels & Resorts, Inc. REIT	192,015

		26,787,731

Utilities – 3.8%
11,489	ALLETE, Inc.	684,400
11,014	American States Water Co.	978,263
13,645	Avista Corp.	564,221
12,321	Black Hills Corp.	750,965
22,948	Brookfield Infrastructure Corp., Class A (Canada)(a)	1,057,903

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
8,982	California Water Service Group	$ 511,166
4,592	Chesapeake Utilities Corp.	586,398
27,424	Clearway Energy, Inc., Class A	753,612
30,977	Clearway Energy, Inc., Class C	889,969
7,417	MGE Energy, Inc.	532,244
3,106	Middlesex Water Co.	252,704
41,178	Montauk Renewables, Inc.*	285,775
16,653	New Jersey Resources Corp.	806,838
5,458	Northwest Natural Holding Co.	233,057
10,860	NorthWestern Corp.	614,567
12,282	ONE Gas, Inc.	994,105
10,228	Ormat Technologies, Inc.	870,403
13,237	Otter Tail Corp.	982,318
17,636	PNM Resources, Inc.	809,845
19,545	Portland General Electric Co.	952,428
18,335	Pure Cycle Corp.*	178,216
5,333	SJW Group	408,134
11,322	Southwest Gas Holdings, Inc.	662,677
9,288	Spire, Inc.	599,726
6,669	Sunnova Energy International, Inc.*(a)	117,775
5,181	Unitil Corp.	272,987
47	Via Renewables, Inc.	494
4,936	York Water Co. (The)	209,336

		16,560,526

Units	Description	Value

Rights – 0.0%
Health Care – 0.0%
45,824	Radius Health, Inc.*(b)	$ 3,666

Industrials – 0.0%
4,360	Distribution Solutions Group Inc*	0

Materials – 0.0%
15,501	Resolute Forest Products*(b)	22,011

TOTAL RIGHTS (Cost $0)		$ 25,677

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $456,981,245)		$426,076,161

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,875,402	5.003%	$ 3,875,402
	(Cost $3,875,402)

	TOTAL INVESTMENTS – 99.9% (Cost $460,856,647)	$429,951,563

	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%	382,477

	NET ASSETS – 100.0%	$430,334,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	42	06/16/23	$3,678,780	$(59,751)

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Australia – 2.4%
44,866	ANZ Group Holdings Ltd. (Financials)	$ 665,483
636	ASX Ltd. (Financials)	27,753
104,626	Brambles Ltd. (Industrials)	930,318
247,474	Coles Group Ltd. (Consumer Staples)	2,879,548
63,583	Computershare Ltd. (Industrials)	920,064
36,024	EBOS Group Ltd. (Health Care)	908,549
471,605	Medibank Pvt Ltd. (Financials)	1,089,561
59,648	National Australia Bank Ltd. (Financials)	1,002,473
30,547	Sonic Healthcare Ltd. (Health Care)	695,653
743,893	Telstra Group Ltd. (Communication Services)	2,098,950
76,416	Wesfarmers Ltd. (Consumer Discretionary)	2,357,407
23,063	Westpac Banking Corp. (Financials)	308,654
95,721	Woolworths Group Ltd. (Consumer Staples)	2,325,447

		16,209,860

Austria – 0.3%
18,293	ANDRITZ AG (Industrials)	978,034
9,249	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	239,607
27,799	Wienerberger AG (Materials)	783,590

		2,001,231

Belgium – 0.3%
5,605	Ackermans & van Haaren NV (Industrials)	916,043
1,888	Groupe Bruxelles Lambert NV (Financials)	145,082
21,625	Warehouses De Pauw CVA REIT (Real Estate)	604,948

		1,666,073

Canada – 4.3%
10,008	Atco Ltd., Class I (Utilities)	307,242
16,552	Bank of Montreal (Financials)	1,378,664
34,848	Bank of Nova Scotia (The) (Financials)	1,681,000
11,593	BCE, Inc. (Communication Services)	522,295
5,819	Brookfield Asset Management Ltd., Class A (Financials)	177,657
30,134	Canadian Imperial Bank of Commerce (Financials)	1,240,786
13,069	Canadian Utilities Ltd., Class A (Utilities)	350,449
28,351	CGI, Inc. (Information Technology)*	2,932,502
5,877	Enbridge, Inc. (Energy)	206,622
7,067	George Weston Ltd. (Consumer Staples)	830,176

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
72,954	Great-West Lifeco, Inc. (Financials)	$ 2,062,549
25,852	Hydro One Ltd. (Utilities)(a)	735,830
10,840	Intact Financial Corp. (Financials)	1,595,417
31,341	Loblaw Cos. Ltd. (Consumer Staples)	2,736,602
14,190	Metro, Inc. (Consumer Staples)	745,463
24,258	National Bank of Canada (Financials)	1,736,768
24,123	Pembina Pipeline Corp. (Energy)	729,387
100,310	Power Corp. of Canada (Financials)	2,593,168
20,156	Quebecor, Inc., Class B (Communication Services)	479,989
21,021	Royal Bank of Canada (Financials)	1,877,864
32,674	Sun Life Financial, Inc. (Financials)	1,580,457
3,787	TELUS Corp. (Communication Services)	71,656
10,233	Thomson Reuters Corp. (Industrials)	1,299,507
25,404	Toronto-Dominion Bank (The) (Financials)	1,436,065

		29,308,115

Denmark – 0.1%
15,308	Tryg A/S (Financials)	347,351

Finland – 0.5%
7,947	Elisa OYJ (Communication Services)	443,949
26,878	Orion OYJ, Class B (Health Care)	1,134,437
29,692	Sampo OYJ, Class A (Financials)	1,361,783
24,824	UPM-Kymmene OYJ (Materials)	742,869

		3,683,038

France – 2.6%
7,626	Air Liquide SA (Materials)	1,273,496
82,037	AXA SA (Financials)	2,310,247
31,637	Bouygues SA (Industrials)	1,010,497
6,620	Capgemini SE (Information Technology)	1,148,975
89,730	Cie Generale des Etablissements Michelin (Consumer Discretionary)	2,540,761
9,443	Dassault Systemes (Information Technology)	413,862
3,460	Legrand SA (Industrials)*	326,303
5,342	L’Oreal SA (Consumer Staples)	2,272,348
399,351	Orange SA (Communication Services)	4,756,459
2,055	Pernod Ricard SA (Consumer Staples)	442,768
10,268	Thales SA (Industrials)	1,426,358

		17,922,074

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 1.8%
3,208	Allianz SE (Financials)	$ 683,942
12,376	Beiersdorf AG (Consumer Staples)	1,572,072
6,804	Deutsche Boerse AG (Financials)	1,171,480
126,210	Deutsche Telekom AG (Communication Services)	2,791,292
75,355	E.ON SE (Utilities)	908,600
53,578	Evonik Industries AG (Materials)*	1,070,706
3,268	Hannover Rueck SE (Financials)	697,500
3,872	Henkel AG & Co. KGaA (Consumer Staples)	277,067
2,877	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,024,435
10,124	SAP SE (Information Technology)	1,318,713
533	Symrise AG (Materials)	56,812
11,939	Talanx AG (Financials)	663,774

		12,236,393

Hong Kong – 0.4%
151,504	CK Asset Holdings Ltd. (Real Estate)	816,717
31,974	CLP Holdings Ltd. (Utilities)	233,017
118,274	Link REIT (Real Estate)	687,442
77,669	Power Assets Holdings Ltd. (Utilities)	418,197
36,764	Sun Hung Kai Properties Ltd. (Real Estate)	468,224

		2,623,597

Ireland – 0.1%
4,825	Kerry Group PLC, Class A (Consumer Staples)	469,024

Israel – 0.6%
14,304	Check Point Software Technologies Ltd. (Information Technology)*	1,785,282
13,155	First International Bank Of Israel Ltd. (The) (Financials)	495,212
140,891	Mivne Real Estate KD Ltd. (Real Estate)	346,517
37,973	Mizrahi Tefahot Bank Ltd. (Financials)	1,216,983
67,319	Shufersal Ltd. (Consumer Staples)*	352,911

		4,196,905

Italy – 0.6%
172,268	Assicurazioni Generali SpA (Financials)	3,253,448
61,251	Snam SpA (Utilities)	319,315
48,698	Terna - Rete Elettrica Nazionale (Utilities)	406,614

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
108,004	UnipolSai Assicurazioni SpA (Financials)	$ 254,927

		4,234,304

Japan – 8.3%
14,890	ANA Holdings, Inc. (Industrials)*	329,847
54,491	Asahi Kasei Corp. (Materials)	369,930
62,867	Astellas Pharma, Inc. (Health Care)	993,300
21,073	Bridgestone Corp. (Consumer Discretionary)	856,404
36,058	Brother Industries Ltd. (Information Technology)	522,359
115,232	Canon, Inc. (Information Technology)	2,854,511
35,531	Daiwa House Industry Co. Ltd. (Real Estate)	926,199
124	Daiwa House REIT Investment Corp. REIT (Real Estate)	259,600
76,193	Daiwa Securities Group, Inc. (Financials)	345,204
48,156	FUJIFILM Holdings Corp. (Information Technology)	2,941,095
5,621	Hankyu Hanshin Holdings, Inc. (Industrials)	178,428
2,425	Hirose Electric Co. Ltd. (Information Technology)	328,390
19,936	Hulic Co. Ltd. (Real Estate)	165,949
78,274	Japan Post Bank Co. Ltd. (Financials)	583,210
425,864	Japan Post Holdings Co. Ltd. (Financials)	3,000,845
165,099	Japan Tobacco, Inc. (Consumer Staples)	3,592,320
24,212	KDDI Corp. (Communication Services)	743,612
45,956	Kirin Holdings Co. Ltd. (Consumer Staples)	684,003
47,504	Kyocera Corp. (Information Technology)	2,694,891
27,929	Kyushu Railway Co. (Industrials)	596,301
20,448	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	838,615
43,408	MEIJI Holdings Co. Ltd. (Consumer Staples)	970,905
77,035	Mitsubishi Estate Co. Ltd. (Real Estate)	883,850
205,951	Mitsubishi HC Capital, Inc. (Financials)	1,115,878
230,844	Mizuho Financial Group, Inc. (Financials)	3,392,068
17,529	MS&AD Insurance Group Holdings, Inc. (Financials)	601,969
10,979	NEC Corp. (Information Technology)	514,708
9,645	NH Foods Ltd. (Consumer Staples)	262,327
13,778	Nichirei Corp. (Consumer Staples)	294,465
206,827	Nippon Telegraph & Telephone Corp. (Communication Services)	5,854,781
38,789	Nisshin Seifun Group, Inc. (Consumer Staples)	485,574

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,508	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	$ 468,741
128,238	Nomura Holdings, Inc. (Financials)	448,831
56,956	Obayashi Corp. (Industrials)	458,208
1,428	Obic Co. Ltd. (Information Technology)	230,888
22,200	Ono Pharmaceutical Co. Ltd. (Health Care)	414,477
26,776	Otsuka Holdings Co. Ltd. (Health Care)	991,391
7,317	Secom Co. Ltd. (Industrials)	478,461
12,058	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	166,136
129,280	Sekisui House Ltd. (Consumer Discretionary)	2,520,088
399,383	SoftBank Corp. (Communication Services)	4,246,383
68,430	Sumitomo Mitsui Financial Group, Inc. (Financials)	2,780,987
88,780	Takeda Pharmaceutical Co. Ltd. (Health Care)	2,809,264
5,880	Tobu Railway Co. Ltd. (Industrials)	153,613
15,387	Tokyu Corp. (Industrials)	198,457
14,279	Tosoh Corp. (Materials)	164,032
31,199	Trend Micro, Inc. (Information Technology)	1,482,742
20,933	USS Co. Ltd. (Consumer Discretionary)	339,956

		56,534,193

Netherlands – 1.4%
4,598	HAL Trust (Financials)	605,878
1,550	Heineken Holding NV (Consumer Staples)	131,453
149,842	Koninklijke Ahold Delhaize NV (Consumer Staples)	4,738,084
106,340	Koninklijke KPN NV (Communication Services)	364,822
32,120	Wolters Kluwer NV (Industrials)	3,657,168

		9,497,405

New Zealand – 0.1%
18,317	Mainfreight Ltd. (Industrials)	761,894

Norway – 0.5%
42,513	DNB Bank ASA (Financials)	708,871
48,299	Gjensidige Forsikring ASA (Financials)	808,383
43,784	SpareBank 1 SR-Bank ASA (Financials)	465,229
96,902	Storebrand ASA (Financials)	697,440

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
94,202	Telenor ASA (Communication Services)	$ 963,751

		3,643,674

Portugal – 0.0%
41,450	EDP – Energias de Portugal SA (Utilities)	201,594

Singapore – 0.9%
106,033	CapitaLand Ascendas REIT (Real Estate)	211,307
7,799	DBS Group Holdings Ltd. (Financials)	174,417
629,844	Genting Singapore Ltd. (Consumer Discretionary)	469,530
232,846	Oversea-Chinese Banking Corp. Ltd. (Financials)	2,108,735
86,450	Singapore Airlines Ltd. (Industrials)	409,008
184,606	Singapore Exchange Ltd. (Financials)	1,264,453
1,037	Singapore Telecommunications Ltd. (Communication Services)	1,906
41,015	United Overseas Bank Ltd. (Financials)	846,123
116,063	UOL Group Ltd. (Real Estate)	543,972
33,692	Venture Corp. Ltd. (Information Technology)	377,243

		6,406,694

Spain – 0.5%
13,170	ACS Actividades de Construccion y Servicios SA (Industrials)	436,942
8,615	Ferrovial SA (Industrials)	265,890
33,973	Iberdrola SA (Utilities)	412,892
33,313	Naturgy Energy Group SA (Utilities)	945,409
51,215	Red Electrica Corp. SA (Utilities)	865,142
157,039	Telefonica SA (Communication Services)	664,655

		3,590,930

Sweden – 1.0%
28,057	Axfood AB (Consumer Staples)	603,232
9,102	Essity AB, Class B (Consumer Staples)	241,190
6,069	Industrivarden AB, Class C (Financials)	161,768
126,213	Investor AB, Class A (Financials)	2,587,207
19,156	Investor AB, Class B (Financials)	388,362
93,213	Svenska Handelsbanken AB, Class A (Financials)	734,323
52,713	Swedbank AB, Class A (Financials)	804,237
35,075	Tele2 AB, Class B (Communication Services)	317,762

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
260,274	Telia Co. AB (Communication Services)	$ 604,315

		6,442,396

Switzerland – 1.5%
33,868	Novartis AG (Health Care)	3,229,158
28,065	SGS SA (Industrials)	2,481,841
3,234	Swisscom AG (Communication Services)	2,040,553
5,018	Zurich Insurance Group AG (Financials)	2,338,421

		10,089,973

United Kingdom – 2.7%
316,830	BAE Systems PLC (Industrials)	3,644,850
37,928	British American Tobacco PLC (Consumer Staples)	1,200,819
18,666	Bunzl PLC (Industrials)	727,354
508,354	CK Hutchison Holdings Ltd. (Industrials)	3,074,833
14,301	Diageo PLC (Consumer Staples)	593,245
2,478	Halma PLC (Information Technology)	73,986
77,898	National Grid PLC (Utilities)	1,067,808
99,884	RELX PLC (Industrials)	3,107,287
248,540	Sage Group PLC (The) (Information Technology)	2,683,034
4,182	Severn Trent PLC (Utilities)	143,729
596,601	Tesco PLC (Consumer Staples)	1,928,428
6,030	Unilever PLC (Consumer Staples)	301,111

		18,546,484

United States – 68.5%
15,080	3M Co. (Industrials)	1,407,115
9,013	Abbott Laboratories (Health Care)	919,326
26,104	AbbVie, Inc. (Health Care)	3,601,308
17,670	Accenture PLC, Class A (Information Technology)	5,405,606
14,587	Activision Blizzard, Inc. (Communication Services)*	1,169,877
8,354	Adobe, Inc. (Information Technology)*	3,490,218
41,767	Aflac, Inc. (Financials)	2,681,859
4,456	Agilent Technologies, Inc. (Health Care)	515,426
4,167	Air Products and Chemicals, Inc. (Materials)	1,121,506
21,715	Akamai Technologies, Inc. (Information Technology)*	2,000,386
3,479	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	394,727

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
35,875	Alphabet, Inc., Class A (Communication Services)*	$ 4,407,961
34,882	Alphabet, Inc., Class C (Communication Services)*	4,303,392
6,967	Altria Group, Inc. (Consumer Staples)	309,474
51,980	Amazon.com, Inc. (Consumer Discretionary)*	6,267,748
31,780	Amdocs Ltd. (Information Technology)	2,992,723
1,801	Ameren Corp. (Utilities)	146,007
5,165	American Electric Power Co., Inc. (Utilities)	429,315
13,947	AmerisourceBergen Corp. (Health Care)	2,373,082
10,185	AMETEK, Inc. (Industrials)	1,477,538
5,186	Amgen, Inc. (Health Care)	1,144,291
38,911	Amphenol Corp., Class A (Information Technology)	2,935,835
11,005	Analog Devices, Inc. (Information Technology)	1,955,478
2,215	Aon PLC, Class A (Financials)	682,862
126,249	Apple, Inc. (Information Technology)	22,377,635
20,467	Arch Capital Group Ltd. (Financials)*	1,426,550
39,910	Archer-Daniels-Midland Co. (Consumer Staples)	2,819,642
10,515	Arthur J Gallagher & Co. (Financials)	2,106,470
148,792	AT&T, Inc. (Communication Services)	2,340,498
3,329	Automatic Data Processing, Inc. (Industrials)	695,728
2,907	AutoZone, Inc. (Consumer Discretionary)*	6,938,544
69,479	Bank of America Corp. (Financials)	1,930,821
5,276	Baxter International, Inc. (Health Care)	214,839
4,826	Becton Dickinson & Co. (Health Care)	1,166,734
6,034	Berkshire Hathaway, Inc., Class B (Financials)*	1,937,397
21,526	Boston Scientific Corp. (Health Care)*	1,108,158
59,396	Bristol-Myers Squibb Co. (Health Care)	3,827,478
2,966	Broadcom, Inc. (Information Technology)	2,396,409
6,288	Broadridge Financial Solutions, Inc. (Industrials)	922,575
17,590	Campbell Soup Co. (Consumer Staples)	889,175
36,616	Cardinal Health, Inc. (Health Care)	3,013,497
4,873	Cboe Global Markets, Inc. (Financials)	645,283
16,216	CDW Corp. (Information Technology)	2,784,125
30,528	C.H. Robinson Worldwide, Inc. (Industrials)	2,886,117
20,579	Chevron Corp. (Energy)	3,099,609
2,238	Chubb Ltd. (Financials)	415,820

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
10,611	Church & Dwight Co., Inc. (Consumer Staples)	$ 980,987
5,524	Cintas Corp. (Industrials)	2,608,101
113,980	Cisco Systems, Inc. (Information Technology)	5,661,387
53,051	Citigroup, Inc. (Financials)	2,351,220
57,793	Coca-Cola Co. (The) (Consumer Staples)	3,447,930
60,116	Cognizant Technology Solutions Corp., Class A (Information Technology)	3,756,649
73,051	Colgate-Palmolive Co. (Consumer Staples)	5,433,533
65,300	Comcast Corp., Class A (Communication Services)	2,569,555
27,960	Conagra Brands, Inc. (Consumer Staples)	974,965
18,888	Consolidated Edison, Inc. (Utilities)	1,762,250
1,354	Constellation Brands, Inc., Class A (Consumer Staples)	328,981
772	Cooper Cos., Inc. (The) (Health Care)	286,821
23,509	Corning, Inc. (Information Technology)	724,312
6,170	Corteva, Inc. (Materials)	330,033
6,305	Costco Wholesale Corp. (Consumer Staples)	3,225,386
1,795	CSL Ltd. (Health Care)	355,913
11,672	CSX Corp. (Industrials)	357,980
2,836	Cummins, Inc. (Industrials)	579,707
60,159	CVS Health Corp. (Health Care)	4,092,617
15,507	Dell Technologies, Inc., Class C (Information Technology)	694,869
6,797	Dollar General Corp. (Consumer Staples)	1,366,809
2,837	Dover Corp. (Industrials)	378,257
52,961	Dow, Inc. (Materials)	2,583,438
4,495	Eaton Corp. PLC (Industrials)	790,671
5,759	Edison International (Utilities)	388,848
6,046	Electronic Arts, Inc. (Communication Services)	773,888
6,023	Elevance Health, Inc. (Health Care)	2,697,220
7,321	Eli Lilly & Co. (Health Care)	3,144,077
1,598	Everest Re Group Ltd. (Financials)	543,352
16,455	Expeditors International of Washington, Inc. (Industrials)	1,815,151
31,189	Exxon Mobil Corp. (Energy)	3,186,892
80,716	Fastenal Co. (Industrials)	4,346,557
51,903	Fidelity National Financial, Inc. (Financials)	1,771,968
11,866	Fiserv, Inc. (Financials)*	1,331,247
8,682	FleetCor Technologies, Inc. (Financials)*	1,966,907

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
18,480	Fortive Corp. (Industrials)	$ 1,203,233
7,719	Gartner, Inc. (Information Technology)*	2,646,536
29,834	Gen Digital, Inc. (Information Technology)	523,288
15,613	General Dynamics Corp. (Industrials)	3,187,862
26,818	General Mills, Inc. (Consumer Staples)	2,257,003
33,299	Genuine Parts Co. (Consumer Discretionary)	4,959,220
60,111	Gilead Sciences, Inc. (Health Care)	4,624,940
170,002	GSK PLC (Health Care)	2,836,873
69,602	Haleon PLC (Consumer Staples)	274,495
19,683	Hartford Financial Services Group, Inc. (The) (Financials)	1,348,679
33,981	Henry Schein, Inc. (Health Care)*	2,511,196
26,314	Hershey Co. (The) (Consumer Staples)	6,833,746
147,597	Hewlett Packard Enterprise Co. (Information Technology)	2,128,349
13,367	Hologic, Inc. (Health Care)*	1,054,523
17,101	Home Depot, Inc. (The) (Consumer Discretionary)	4,847,278
2,525	Honeywell International, Inc. (Industrials)	483,790
17,506	Illinois Tool Works, Inc. (Industrials)	3,829,087
10,136	Intel Corp. (Information Technology)	318,676
28,154	International Business Machines Corp. (Information Technology)	3,620,323
47,106	International Paper Co. (Materials)	1,386,801
1,625	Intuit, Inc. (Information Technology)	681,070
3,880	IQVIA Holdings, Inc. (Health Care)*	764,011
5,651	J M Smucker Co. (The) (Consumer Staples)	828,380
39,815	Johnson & Johnson (Health Care)	6,173,714
17,481	JPMorgan Chase & Co. (Financials)	2,372,347
14,527	Kellogg Co. (Consumer Staples)	969,968
33,726	Keurig Dr Pepper, Inc. (Consumer Staples)	1,049,553
26,439	Keysight Technologies, Inc. (Information Technology)*	4,277,830
9,738	Kimberly-Clark Corp. (Consumer Staples)	1,307,619
27,629	Kinder Morgan, Inc. (Energy)	445,103
15,679	Kraft Heinz Co. (The) (Consumer Staples)	599,251
4,131	L3Harris Technologies, Inc. (Industrials)	726,726
11,875	Laboratory Corp. of America Holdings (Health Care)	2,523,794
2,294	Linde PLC (Materials)	811,296
4,870	Lockheed Martin Corp. (Industrials)	2,162,329
36,792	Loews Corp. (Financials)	2,060,352
24,416	Lowe’s Cos., Inc. (Consumer Discretionary)	4,910,790

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
388	Markel Group, Inc. (Financials)*	$ 510,115
28,474	Marsh & McLennan Cos., Inc. (Financials)	4,931,127
54,593	Masco Corp. (Industrials)	2,637,934
10,933	Mastercard, Inc., Class A (Financials)	3,990,764
18,359	McDonald’s Corp. (Consumer Discretionary)	5,234,334
8,901	McKesson Corp. (Health Care)	3,478,867
41,531	Merck & Co., Inc. (Health Care)	4,585,438
22,232	Meta Platforms, Inc., Class A (Communication Services)*	5,885,255
10,262	MetLife, Inc. (Financials)	508,482
55,297	Microsoft Corp. (Information Technology)	18,158,982
36,087	Mondelez International, Inc., Class A (Consumer Staples)	2,649,147
12,588	Monster Beverage Corp. (Consumer Staples)*	737,909
12,197	Moody’s Corp. (Financials)	3,864,985
19,163	Motorola Solutions, Inc. (Information Technology)	5,402,433
14,322	Nasdaq, Inc. (Financials)	792,723
13,074	Nestle SA (Consumer Staples)	1,543,165
30,122	NetApp, Inc. (Information Technology)	1,998,595
16,752	NiSource, Inc. (Utilities)	450,461
2,236	Northrop Grumman Corp. (Industrials)	973,756
9,033	NVIDIA Corp. (Information Technology)	3,417,545
12,824	Omnicom Group, Inc. (Communication Services)	1,130,949
11,335	Oracle Corp. (Information Technology)	1,200,830
10,142	O’Reilly Automotive, Inc. (Consumer Discretionary)*	9,161,370
14,984	Otis Worldwide Corp. (Industrials)	1,191,378
32,023	PACCAR, Inc. (Industrials)	2,202,542
1,713	Packaging Corp. of America (Materials)	212,463
14,386	Paychex, Inc. (Industrials)	1,509,523
36,747	PepsiCo, Inc. (Consumer Staples)	6,700,815
48,361	Pfizer, Inc. (Health Care)	1,838,685
20,940	Philip Morris International, Inc. (Consumer Staples)	1,884,809
27,215	PPL Corp. (Utilities)	713,033
28,340	Procter & Gamble Co. (The) (Consumer Staples)	4,038,450
11,483	Progressive Corp. (The) (Financials)	1,468,791
18,203	Quest Diagnostics, Inc. (Health Care)	2,414,628
14,249	Raytheon Technologies Corp. (Industrials)	1,312,903
13,004	Realty Income Corp. REIT (Real Estate)	772,958

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,705	Regeneron Pharmaceuticals, Inc. (Health Care)*	$ 2,725,250
22,065	Republic Services, Inc. (Industrials)	3,125,066
5,972	Roche Holding AG (Health Care)	2,005,583
6,585	Roche Holding AG (Health Care)	2,076,024
4,717	Rockwell Automation, Inc. (Industrials)	1,314,156
873	Roper Technologies, Inc. (Information Technology)	396,534
20,521	Royalty Pharma PLC, Class A (Health Care)	671,858
5,202	Salesforce, Inc. (Information Technology)*	1,162,023
25,060	Sanofi (Health Care)	2,534,859
5,574	Sherwin-Williams Co. (The) (Materials)	1,269,646
176,035	Sirius XM Holdings, Inc. (Communication Services)	626,685
2,870	Snap-on, Inc. (Industrials)	714,228
12,551	Southern Co. (The) (Utilities)	875,432
39,596	SS&C Technologies Holdings, Inc. (Industrials)	2,176,196
13,620	Starbucks Corp. (Consumer Discretionary)	1,329,857
3,585	Stryker Corp. (Health Care)	987,954
7,616	Swiss Re AG (Financials)	759,975
8,473	TE Connectivity Ltd. (Information Technology)	1,037,773
19,974	Texas Instruments, Inc. (Information Technology)	3,473,079
477	Thermo Fisher Scientific, Inc. (Health Care)	242,535
31,312	TJX Cos., Inc. (The) (Consumer Discretionary)	2,404,448
4,422	T-Mobile US, Inc. (Communication Services)*	606,920
9,063	Travelers Cos., Inc. (The) (Financials)	1,533,822
10,071	Tyson Foods, Inc., Class A (Consumer Staples)	509,995
3,207	United Parcel Service, Inc., Class B (Industrials)	535,569
13,029	UnitedHealth Group, Inc. (Health Care)	6,348,250
24,169	VeriSign, Inc. (Information Technology)*	5,397,421
111,644	Verizon Communications, Inc. (Communication Services)	3,977,876
7,578	Vertex Pharmaceuticals, Inc. (Health Care)*	2,452,013
24,069	VICI Properties, Inc. REIT (Real Estate)	744,454
20,235	Visa, Inc., Class A (Financials)	4,472,542
13,131	VMware, Inc., Class A (Information Technology)*	1,789,624

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
20,044	W R Berkley Corp. (Financials)	$ 1,116,050
5,050	Walgreens Boots Alliance, Inc. (Consumer Staples)	153,369
46,679	Walmart, Inc. (Consumer Staples)	6,855,745
3,685	Waste Connections, Inc. (Industrials)	502,936
21,796	Waste Management, Inc. (Industrials)	3,529,208
12,977	W.P. Carey, Inc. REIT (Real Estate)	900,085
8,541	W.W. Grainger, Inc. (Industrials)	5,543,280
9,635	Xylem, Inc. (Industrials)	965,427
43,261	Yum! Brands, Inc. (Consumer Discretionary)	5,567,258
3,086	Zebra Technologies Corp., Class A (Information Technology)*	810,291
8,611	Zoetis, Inc. (Health Care)	1,403,679

		466,355,792

TOTAL COMMON STOCKS (Cost $687,628,888)		$676,968,994

Shares	Description	Rate	Value

Preferred Stock – 0.1%
Germany – 0.1%
4,584	Henkel AG & Co. KGaA (Consumer Staples)
(Cost $375,308)		2.48%	$ 364,277

TOTAL INVESTMENTS – 99.5% (Cost $688,004,196)			$677,333,271

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			3,444,159

NET ASSETS – 100.0%			$680,777,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Information Technology	20.4%
Financials	16.3
Health Care	13.9
Consumer Staples	13.4
Industrials	12.8
Consumer Discretionary	9.1
Communication Services	8.1
Materials	1.8
Utilities	1.8
Real Estate	1.3
Energy	1.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVE BETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level I — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level l and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level l of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAY per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level I of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level I of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ACTIVE BETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level l of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAY. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2023:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$34,157,392	$—	$—
Asia	781,488,346	23,226,964	129,655
Europe	20,630,216	—	—
North America	33,075,969	—	—
Oceania	687,203	—	—
South America	41,401,964	11,714,652	—
Securities Lending Reinvestment Vehicle	5,102,111	—	—

Total	$916,543,201	$34,941,616	$129,655

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$15,184	$—	$—
Asia	85,369	—	—
Europe	9,926,705	74,134	—
North America	1,060,233	—	—
Oceania	112,918	—	—
South America	9,181	—	—
Securities Lending Reinvestment Vehicle	278,459	—	—

Total	$11,488,049	$74,134	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(1,295)	$—	$—

GOLDMAN SACHS ACTIVE BETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$2,975,888	$—	$—
Asia	748,109,922	—	—
Europe	1,555,854,146	11,878,527	—
North America	506,633,105	2,248,433	—
Oceania	199,494,667	—	—
South America	2,201,326	—	—
Securities Lending Reinvestment Vehicle	67,483,623	—	—

Total	$3,082,752,677	$14,126,960	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(644,329)	$—	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,967,190	$—	$—
Securities Lending Reinvestment Vehicle	440,597	—	—

Total	$13,407,787	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$8,665	$—	$—

ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$8,642,570	$—	$—

Total	$8,642,570	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$10,745,478,382	$—	$—

Total	$10,745,478,382	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$611,359	$—	$—
Asia	2,102,827	—	—
Europe	2,380,137	—	—
North America	420,456,515	—	25,677
South America	499,646	—	—
Securities Lending Reinvestment Vehicle	3,875,402	—	—

Total	$429,925,886	$—	$25,677

Derivative Type

Liabilities(b)
Futures Contracts	$(59,751)	$—	$—

ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$69,761,389	$—	$—
Europe	94,571,944	364,277	—
North America	495,663,907	—	—
Oceania	16,971,754	—	—

Total	$676,968,994	$364,277	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ACTIVE BETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such l) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACTIVE BETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAY; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAY or sells Shares at a time when the market price is at a discount to the NAY, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAY. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

GOLDMAN SACHS ACTIVE BETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.